UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           OPPENHEIMER MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--108.7%
----------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$        10,000   AL HFA (Single Family Mtg.)            5.000%    10/01/2021   10/01/2010 A   $         10,007
----------------------------------------------------------------------------------------------------------------
         35,000   AL HFA (South Bay Apartments)          5.950     02/01/2033   02/01/2013 A             36,112
----------------------------------------------------------------------------------------------------------------
        200,000   AL Water Pollution Control
                  Authority                              5.250     08/15/2010   08/15/2007 A            200,342
----------------------------------------------------------------------------------------------------------------
      1,480,000   AL Water Pollution Control
                  Authority 1                            5.500     08/15/2012   08/15/2007 A          1,483,670
----------------------------------------------------------------------------------------------------------------
      4,505,000   Bay Minette, AL Industrial
                  Devel. Board (B.F. Goodrich)           6.500     02/15/2009   08/15/2007 A          4,518,966
----------------------------------------------------------------------------------------------------------------
        100,000   Bayou La Batre, AL Utilities
                  Board (Water & Sewer)                  5.750     03/01/2027   09/01/2007 A            102,097
----------------------------------------------------------------------------------------------------------------
         30,000   Birmingham, AL Airport Authority       5.375     07/01/2020   07/01/2009 A             31,067
----------------------------------------------------------------------------------------------------------------
         15,000   Birmingham, AL Multifamily Hsg.
                  (Ascend Care Hsg.-Beaconview)          5.750     07/01/2030   07/01/2012 A             15,186
----------------------------------------------------------------------------------------------------------------
         65,000   Birmingham, AL Private
                  Educational Building Authority
                  (Birmingham-Southern College)          6.000     12/01/2021   06/01/2008 A             65,561
----------------------------------------------------------------------------------------------------------------
         50,000   Birmingham, AL Special Care
                  Facilities (Children's Hospital
                  of Alabama)                            5.375     06/01/2017   12/01/2007 A             51,035
----------------------------------------------------------------------------------------------------------------
        405,000   Courtland, AL Industrial Devel.
                  Board (Champion International
                  Corp.)                                 5.700     10/01/2028   08/01/2011 A            411,431
----------------------------------------------------------------------------------------------------------------
        335,000   Courtland, AL Industrial Devel.
                  Board (Champion International
                  Corp.)                                 5.750     11/01/2027   11/01/2009 A            341,010
----------------------------------------------------------------------------------------------------------------
      1,860,000   Courtland, AL Industrial Devel.
                  Board (Champion International
                  Corp.) 1                               6.000     08/01/2029   08/01/2011 A          1,916,302
----------------------------------------------------------------------------------------------------------------
        190,000   Courtland, AL Industrial Devel.
                  Board (Champion International
                  Corp.)                                 6.700     11/01/2029   11/01/2009 A            199,603
----------------------------------------------------------------------------------------------------------------
          5,000   Huntsville, AL Industrial Devel.
                  Board (Coltec Industries)              9.875     10/01/2010   10/01/2007 A              5,033
----------------------------------------------------------------------------------------------------------------
        100,000   Jefferson County, AL Sewer             5.375     02/01/2027   08/01/2007 A            100,103
----------------------------------------------------------------------------------------------------------------
         45,000   Mobile, AL Industrial Devel.
                  Board (International Paper
                  Company)                               6.700     03/01/2024   03/01/2010 A             47,588
----------------------------------------------------------------------------------------------------------------
         50,000   Mobile, AL Limited Obligation Tax      5.500     02/15/2023   02/15/2014 A             52,166
----------------------------------------------------------------------------------------------------------------
         10,000   Montgomery, AL Special Care
                  Facilities (Baptist Medical
                  Center)                                5.375     09/01/2022   09/01/2007 A             10,218
----------------------------------------------------------------------------------------------------------------
     15,000,000   Phenix City, AL Industrial
                  Devel. Board (Meadwestvaco)            6.350     05/15/2035   05/15/2012 A         15,937,200
----------------------------------------------------------------------------------------------------------------
         70,000   Tuskegee, AL Utilities Board           5.500     02/01/2016   08/01/2007 A             71,488
----------------------------------------------------------------------------------------------------------------
         80,000   Tuskegee, AL Utilities Board           5.500     02/01/2022   02/01/2008 A             81,693
                                                                                               -----------------
                                                                                                     25,687,878
----------------------------------------------------------------------------------------------------------------
ALASKA--2.4%
         25,000   AK HFC (Veterans Mtg.)                 5.200     12/01/2014   06/01/2012 A             24,826
----------------------------------------------------------------------------------------------------------------
        225,000   AK HFC, Series A-1                     5.500     12/01/2017   12/01/2007 A            228,285
----------------------------------------------------------------------------------------------------------------
     26,540,000   AK HFC, Series A-2 2                   6.200     12/01/2021   06/01/2009 A         26,993,834
----------------------------------------------------------------------------------------------------------------
         60,000   AK HFC, Series A-2                     5.750     06/01/2024   12/01/2007 A             61,075
----------------------------------------------------------------------------------------------------------------
     73,000,000   AK HFC, Series A-2                     5.782 3   06/01/2037   12/01/2008 A         12,728,280
----------------------------------------------------------------------------------------------------------------
         15,000   AK HFC, Series A-2                     5.900     06/01/2014   12/01/2009 A             15,249
----------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
ALASKA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        25,000   AK HFC, Series C                       5.250%    06/01/2032   12/01/2012 A   $         25,441
----------------------------------------------------------------------------------------------------------------
          5,000   AK HFC, Series C                       5.800     06/01/2029   06/01/2010 A              5,035
----------------------------------------------------------------------------------------------------------------
         10,000   AK Industrial Devel. & Export
                  Authority (Lake Dorothy
                  Hydroelectric)                         5.250     12/01/2021   12/01/2011 A             10,344
----------------------------------------------------------------------------------------------------------------
      5,040,000   AK Industrial Devel. & Export
                  Authority, Series A                    5.200     04/01/2018   04/01/2008 A          5,119,430
----------------------------------------------------------------------------------------------------------------
         50,000   AK Industrial Devel. & Export
                  Authority, Series A                    5.250     04/01/2023   04/01/2008 A             50,805
----------------------------------------------------------------------------------------------------------------
         35,000   AK International Airports,
                  Series C                               6.100     10/01/2017   10/01/2009 A             36,357
----------------------------------------------------------------------------------------------------------------
         25,000   AK Northern Tobacco
                  Securitization Corp. (TASC)            6.200     06/01/2022   06/01/2010 B             26,083
----------------------------------------------------------------------------------------------------------------
         30,000   AK Student Loan Corp.                  5.650     07/01/2012   07/01/2007 A             30,009
----------------------------------------------------------------------------------------------------------------
         30,000   AK Student Loan Corp.                  5.750     07/01/2014   07/01/2007 A             30,010
----------------------------------------------------------------------------------------------------------------
         15,000   AK Student Loan Corp., Series A        5.550     07/01/2010   07/06/2007 A             15,004
                                                                                               -----------------
                                                                                                     45,400,067
----------------------------------------------------------------------------------------------------------------
ARIZONA--1.4%
        125,000   AZ Health Facilities Authority
                  (Phoenix Children's Hospital)          6.000     02/15/2032   02/15/2012 A            136,363
----------------------------------------------------------------------------------------------------------------
         50,000   AZ Student Loan Acquisition
                  Authority                              5.900     05/01/2024   11/01/2009 A             52,479
----------------------------------------------------------------------------------------------------------------
      1,375,000   Goodyear, AZ IDA Water & Sewer
                  (Litchfield Park Service Company)      6.750     10/01/2031   10/01/2011 A          1,478,593
----------------------------------------------------------------------------------------------------------------
      1,890,000   Hassayampa, AZ Community
                  Facilities District (Hassayampa
                  Village Community)                     7.750     07/01/2021   07/01/2007 A          1,986,314
----------------------------------------------------------------------------------------------------------------
      1,365,000   Litchfield, AZ Park Community
                  Facility District                      6.375     07/15/2026   07/15/2012 A          1,441,276
----------------------------------------------------------------------------------------------------------------
        100,000   Maricopa County, AZ Hospital
                  (Sun Health Corp.)                     5.300     04/01/2029   04/01/2010 A            100,876
----------------------------------------------------------------------------------------------------------------
      1,870,000   Maricopa County, AZ IDA
                  (Christian Care Mesa II) 1             6.000     01/01/2014   07/01/2011 B          1,902,164
----------------------------------------------------------------------------------------------------------------
         45,000   Maricopa County, AZ IDA (Sun
                  King Apartments)                       5.875     11/01/2008   08/12/2007 C             44,870
----------------------------------------------------------------------------------------------------------------
         50,000   Maricopa County, AZ IDA (Villas
                  De Merced Apartments)                  5.450     12/20/2027   06/20/2008 A             50,246
----------------------------------------------------------------------------------------------------------------
         15,000   Maricopa County, AZ IDA
                  (Whispering Palms Apartments)          5.600     07/01/2013   07/01/2011 A             15,227
----------------------------------------------------------------------------------------------------------------
         55,000   Maricopa County, AZ Pollution
                  Control Corp. (Public Service
                  Company of New Mexico)                 6.300     12/01/2026   12/01/2007 A             56,251
----------------------------------------------------------------------------------------------------------------
         50,000   Phoenix, AZ Civic Improvement
                  Corp. Airport, Series B                5.250     07/01/2032   07/01/2012 A             51,349
----------------------------------------------------------------------------------------------------------------
      3,975,000   Phoenix, AZ IDA (Capitol Mews
                  Apartments)                            5.700     12/20/2040   12/20/2012 A          4,082,683
----------------------------------------------------------------------------------------------------------------
      1,670,000   Phoenix, AZ IDA (Gourmet
                  Boutique West)                         5.500     11/01/2017   11/01/2017            1,647,873
----------------------------------------------------------------------------------------------------------------
        875,000   Phoenix, AZ IDA (Single Family
                  Mtg.)                                  6.650     10/01/2029   10/15/2007 B            897,085
----------------------------------------------------------------------------------------------------------------
         40,000   Pima County, AZ IDA
                  (International Studies Academy)        6.750     07/01/2031   07/01/2011 A             43,871
----------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        55,000   Pima County, AZ IDA (International
                  Studies Academy)                       6.750%    07/01/2031   07/01/2011 A   $         58,506
----------------------------------------------------------------------------------------------------------------
          5,000   Scottsdale, AZ IDA (Scottsdale
                  Memorial Hospitals)                    5.500     09/01/2012   04/28/2010 C              5,204
----------------------------------------------------------------------------------------------------------------
      5,000,000   Tucson, AZ IDA (Joint Single Family
                  Mtg.)                                  5.100     07/01/2038   10/04/2016 B          5,084,850
----------------------------------------------------------------------------------------------------------------
        800,000   Tucson, AZ IDA (Joint Single Family
                  Mtg.)                                  5.250     07/01/2038   01/01/2013 B            802,616
----------------------------------------------------------------------------------------------------------------
      3,600,000   Tucson, AZ IDA (Joint Single Family
                  Mtg.)                                  5.350     01/01/2038   12/01/2015 B          3,740,760
----------------------------------------------------------------------------------------------------------------
        130,000   University AZ Medical Center Corp.
                  (University Medical Center)            5.000     07/01/2021   07/01/2007 A            130,082
----------------------------------------------------------------------------------------------------------------
      1,750,000   Verrado, AZ Community Facilities
                  District No. 1                         6.500     07/15/2027   07/15/2013 A          1,870,855
                                                                                                ----------------
                                                                                                     25,680,393
----------------------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
         35,000   AR Devel. Finance Authority (Clark
                  County Industrial Council)             5.600     05/01/2008   11/01/2007 A             35,145
----------------------------------------------------------------------------------------------------------------
        385,000   AR Devel. Finance Authority
                  (Single Family Mtg.)                   5.300     07/01/2024   07/01/2012 A            390,074
----------------------------------------------------------------------------------------------------------------
      5,525,000   AR Devel. Finance Authority
                  (Single Family Mtg.)                   5.625     01/01/2035   01/01/2016 A          5,788,377
----------------------------------------------------------------------------------------------------------------
         25,000   AR Devel. Finance Authority,
                  Series B                               5.800     01/01/2023   07/01/2009 A             25,267
----------------------------------------------------------------------------------------------------------------
         10,000   AR Devel. Finance Authority,
                  Series H                               6.100     07/01/2030   01/01/2008 A             10,201
----------------------------------------------------------------------------------------------------------------
        870,000   Greater AR Hsg. Assistance Corp.
                  (Hicky Garden Apartments)              6.000     01/01/2023   07/01/2007 A            876,690
----------------------------------------------------------------------------------------------------------------
      1,000,000   Northwest AR Regional Airport
                  Authority                              5.250     02/01/2023   02/01/2013 A          1,022,770
----------------------------------------------------------------------------------------------------------------
         40,000   Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)       6.100     12/01/2016   12/01/2007 A             40,072
----------------------------------------------------------------------------------------------------------------
         40,000   Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)       6.300     12/01/2016   12/01/2007 A             40,079
----------------------------------------------------------------------------------------------------------------
         45,000   Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)       6.300     12/01/2016   12/01/2007 A             45,078
----------------------------------------------------------------------------------------------------------------
        510,000   Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)       6.300     11/01/2020   11/01/2007 A            514,595
----------------------------------------------------------------------------------------------------------------
        875,000   Warren, AR Solid Waste Disposal
                  (Potlatch Corp.)                       7.500     08/01/2013   08/01/2007 A            877,021
                                                                                                ----------------
                                                                                                      9,665,369
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.2%
     19,000,000   Anaheim, CA Public Financing
                  Authority RITES 4                      8.970 5   12/28/2018   12/01/2007 A         20,182,180
----------------------------------------------------------------------------------------------------------------
      7,440,000   CA County Tobacco Securitization
                  Agency (TASC)                          0.000 6   06/01/2021   03/15/2014 B          6,399,367
----------------------------------------------------------------------------------------------------------------
      5,500,000   CA County Tobacco Securitization
                  Agency (TASC)                          0.000 6   06/01/2028   09/14/2018 B          4,717,020
----------------------------------------------------------------------------------------------------------------
     13,095,000   CA County Tobacco Securitization
                  Agency (TASC)                          0.000 6   06/01/2036   12/01/2018 A         11,228,177
----------------------------------------------------------------------------------------------------------------
      3,000,000   CA County Tobacco Securitization
                  Agency (TASC)                          0.000 6   06/01/2041   12/01/2018 A          2,580,420
----------------------------------------------------------------------------------------------------------------


                   3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------
$   207,670,000   CA County Tobacco Securitization
                  Agency (TASC)                          0.000% 3  06/01/2050   06/01/2016 A   $     15,456,878
----------------------------------------------------------------------------------------------------------------
      3,125,000   CA County Tobacco Securitization
                  Agency (TASC)                          5.500     06/01/2033   06/01/2012 A          3,242,906
----------------------------------------------------------------------------------------------------------------
      3,740,000   CA County Tobacco Securitization
                  Agency (TASC)                          5.750     06/01/2029   12/01/2012 B          3,921,839
----------------------------------------------------------------------------------------------------------------
      1,175,000   CA County Tobacco Securitization
                  Agency (TASC)                          5.750     06/01/2030   06/04/2012 B          1,232,129
----------------------------------------------------------------------------------------------------------------
      2,770,000   CA County Tobacco Securitization
                  Agency (TASC)                          5.875     06/01/2027   06/01/2012 A          2,919,746
----------------------------------------------------------------------------------------------------------------
      2,505,000   CA County Tobacco Securitization
                  Agency (TASC)                          5.875     06/01/2043   06/01/2012 A          2,632,555
----------------------------------------------------------------------------------------------------------------
      5,615,000   CA County Tobacco Securitization
                  Agency (TASC)                          6.000     06/01/2029   06/01/2012 A          5,961,839
----------------------------------------------------------------------------------------------------------------
        135,000   CA County Tobacco Securitization
                  Agency (TASC)                          6.000     06/01/2042   06/01/2012 A            143,064
----------------------------------------------------------------------------------------------------------------
     18,985,000   CA Golden State Tobacco
                  Securitization Corp.                   6.250     06/01/2033   09/11/2012 B         20,669,919
----------------------------------------------------------------------------------------------------------------
        410,000   CA Golden State Tobacco
                  Securitization Corp.                   6.625     06/01/2040   06/01/2013 A            467,047
----------------------------------------------------------------------------------------------------------------
      4,940,000   CA Golden State Tobacco
                  Securitization Corp.                   6.750     06/01/2039   06/01/2013 A          5,659,659
----------------------------------------------------------------------------------------------------------------
      3,450,000   CA Golden State Tobacco
                  Securitization Corp. (TASC)            7.800     06/01/2042   06/01/2013 A          4,125,234
----------------------------------------------------------------------------------------------------------------
      1,200,000   CA Golden State Tobacco
                  Securitization Corp. (TASC)            7.875     06/01/2042   06/01/2013 A          1,439,136
----------------------------------------------------------------------------------------------------------------
        190,000   CA Golden State Tobacco
                  Securitization Corp. (TASC)            7.875     06/01/2042   06/01/2013 A            227,863
----------------------------------------------------------------------------------------------------------------
      7,350,000   CA Golden State Tobacco
                  Securitization Corp. (TASC) 1          7.900     06/01/2042   06/01/2013 A          8,823,455
----------------------------------------------------------------------------------------------------------------
      2,895,000   CA Statewide CDA (Fairfield
                  Apartments)                            6.500     01/01/2016   12/22/2011 B          2,971,920
----------------------------------------------------------------------------------------------------------------
      3,575,000   Lake Elsinore, CA Public
                  Financing Authority, Series F          7.100     09/01/2020   09/01/2007 A          3,662,874
----------------------------------------------------------------------------------------------------------------
        150,000   Los Angeles, CA Regional
                  Airports Improvement Corp.
                  (Delta-Continental Airlines) 4         9.250     08/01/2024   08/01/2007 A            153,015
----------------------------------------------------------------------------------------------------------------
      7,500,000   Northern CA Gas Authority              4.311 7   07/01/2027   07/01/2027            7,485,000
----------------------------------------------------------------------------------------------------------------
     10,675,000   Northern CA Tobacco Securitization
                  Authority (TASC)                       0.000 6   06/01/2027   06/12/2016 B         10,345,143
----------------------------------------------------------------------------------------------------------------
     13,750,000   Northern CA Tobacco Securitization
                  Authority (TASC)                       4.750     06/01/2023   07/18/2011 B         13,494,938
----------------------------------------------------------------------------------------------------------------
        500,000   Riverside County, CA Public
                  Financing Authority COP                5.750     05/15/2019   05/15/2009 A            512,025
----------------------------------------------------------------------------------------------------------------
      2,000,000   San Francisco City & County, CA
                  COP (San Bruno Jail)                   5.250     10/01/2033   10/01/2008 A          2,066,180
----------------------------------------------------------------------------------------------------------------
      2,000,000   San Marcos, CA Special Tax             5.900     09/01/2028   03/01/2012 A          2,072,240
----------------------------------------------------------------------------------------------------------------
      1,600,000   Santa Rosa, CA Rancheria Tachi
                  Yokut Tribe Enterprise                 4.500     03/01/2011   04/08/2009 C          1,594,288
----------------------------------------------------------------------------------------------------------------


                   4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     6,000,000   Santa Rosa, CA Rancheria Tachi
                  Yokut Tribe Enterprise                 6.125%    03/01/2013   04/06/2011 C   $      6,324,780

                                                                                               -----------------
                                                                                                    172,712,836
----------------------------------------------------------------------------------------------------------------
COLORADO--0.9%
         25,000   Boulder County, CO Multifamily
                  Hsg. (Legacy Apartments)               6.000     11/20/2015   11/20/2007 A             25,097
----------------------------------------------------------------------------------------------------------------
         50,000   Boulder County, CO Multifamily
                  Hsg. (Legacy Apartments)               6.100     11/20/2025   11/20/2007 A             50,193
----------------------------------------------------------------------------------------------------------------
         90,000   CO Health Facilities Authority
                  (Northern Colorado Medical Center)     6.000     05/15/2020   11/15/2007 A             93,578
----------------------------------------------------------------------------------------------------------------
         10,000   CO Health Facilities Authority
                  (Sisters of Charity Health Care
                  Systems)                               5.250     05/15/2014   11/15/2007 A             10,010
----------------------------------------------------------------------------------------------------------------
         80,000   CO Hsg. & Finance Authority
                  (Multifamily Hsg.)                     5.900     10/01/2038   04/01/2008 A             80,981
----------------------------------------------------------------------------------------------------------------
         10,000   CO Hsg. & Finance Authority
                  (Multifamily)                          5.700     10/01/2021   12/01/2007 A             10,009
----------------------------------------------------------------------------------------------------------------
         40,000   CO Hsg. & Finance Authority (Single
                  Family)                                5.150     11/01/2016   05/01/2010 A             40,167
----------------------------------------------------------------------------------------------------------------
        780,000   CO Hsg. & Finance Authority (Single
                  Family)                                5.483 3   11/01/2029   05/01/2010 A            227,752
----------------------------------------------------------------------------------------------------------------
        725,000   CO Hsg. & Finance Authority (Single
                  Family)                                5.900     08/01/2023   08/01/2008 B            751,107
----------------------------------------------------------------------------------------------------------------
         20,000   CO Hsg. & Finance Authority (Single
                  Family)                                6.050     10/01/2016   02/01/2008 B             20,504
----------------------------------------------------------------------------------------------------------------
        340,000   CO Hsg. & Finance Authority (Single
                  Family)                                6.450     04/01/2030   04/01/2009 A            343,988
----------------------------------------------------------------------------------------------------------------
      2,110,000   CO Hsg. & Finance Authority (Single
                  Family)                                6.800     04/01/2030   11/01/2007 B          2,161,653
----------------------------------------------------------------------------------------------------------------
         65,000   CO Hsg. & Finance Authority (Single
                  Family)                                7.250     10/01/2031   03/20/2009 B             68,983
----------------------------------------------------------------------------------------------------------------
         35,000   CO Hsg. & Finance Authority (Single
                  Family)                                7.450     10/01/2016   12/08/2007 B             35,147
----------------------------------------------------------------------------------------------------------------
          5,000   CO Hsg. & Finance Authority (Single
                  Family)                                7.450     11/01/2027   11/01/2012 A              5,074
----------------------------------------------------------------------------------------------------------------
          7,000   CO Hsg. & Finance Authority, Series A  7.400     11/01/2027   11/01/2007 B              7,105
----------------------------------------------------------------------------------------------------------------
         15,000   CO Hsg. & Finance Authority, Series
                  A-4                                    6.250     10/01/2013   10/01/2007 A             15,134
----------------------------------------------------------------------------------------------------------------
         90,000   CO Hsg. & Finance Authority, Series
                  C-2                                    6.875     11/01/2028   09/01/2007 B             91,131
----------------------------------------------------------------------------------------------------------------
        340,000   CO Hsg. & Finance Authority, Series
                  D-2                                    6.350     11/01/2029   08/02/2007 B            352,648
----------------------------------------------------------------------------------------------------------------
          5,000   CO Water Resources & Power Devel.
                  Authority, Series A                    5.600     11/01/2017   11/01/2007 A              5,080
----------------------------------------------------------------------------------------------------------------
          5,000   CO Water Resources & Power Devel.
                  Authority, Series A                    5.600     11/01/2017   11/01/2007 A              5,079
----------------------------------------------------------------------------------------------------------------
         20,000   CO Water Resources & Power Devel.
                  Authority, Series A                    5.750     11/01/2010   11/01/2007 A             20,030
----------------------------------------------------------------------------------------------------------------
        150,000   Denver, CO City & County (Helen G.
                  Bonfils Foundation)                    5.250     12/01/2012   12/01/2007 A            150,813
----------------------------------------------------------------------------------------------------------------
         40,000   Denver, CO City & County Airport       5.000     11/15/2031   11/15/2008 A             40,140
----------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------
$       750,000   Denver, CO City & County Airport
                  Special Facilities (United Air
                  Lines)                                 6.875%    10/01/2032   10/01/2007 A   $        751,050
----------------------------------------------------------------------------------------------------------------
      2,000,000   Denver, CO City & County Airport,
                  Series A 2                             6.000     11/15/2014   11/15/2010 A          2,112,230
----------------------------------------------------------------------------------------------------------------
      3,000,000   Denver, CO City & County Airport,
                  Series A 2                             6.000     11/15/2015   11/15/2010 A          3,177,450
----------------------------------------------------------------------------------------------------------------
      3,000,000   Denver, CO City & County Airport,
                  Series A 2                             6.000     11/15/2016   11/15/2010 A          3,165,825
----------------------------------------------------------------------------------------------------------------
      2,000,000   Denver, CO City & County Airport,
                  Series A 2                             6.000     11/15/2018   11/15/2010 A          2,106,050
----------------------------------------------------------------------------------------------------------------
        510,000   Denver, CO Urban Renewal
                  Authority                              9.125     09/01/2017   09/01/2007 A            516,314
----------------------------------------------------------------------------------------------------------------
        500,000   Southlands, CO Medical District        6.750     12/01/2016   12/01/2014 A            547,675

                                                                                               -----------------
                                                                                                     16,987,997
----------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.0%
         30,000   CT Airport (Bradley International
                  Airport)                               5.125     10/01/2026   04/01/2012 A             30,650
----------------------------------------------------------------------------------------------------------------
         10,000   CT Airport (Bradley International
                  Airport)                               5.125     10/01/2031   04/01/2012 A             10,178
----------------------------------------------------------------------------------------------------------------
        140,000   CT Devel. Authority (Bridgeport
                  Hydraulic Company)                     6.000     09/01/2036   09/01/2007 A            143,006
----------------------------------------------------------------------------------------------------------------
        265,000   CT Devel. Authority (Bridgeport
                  Hydraulic Company)                     6.000     09/01/2036   09/01/2007 A            270,690
----------------------------------------------------------------------------------------------------------------
        250,000   CT Devel. Authority (Bridgeport
                  Hydraulic Company)                     6.150     04/01/2035   10/01/2007 A            255,398
----------------------------------------------------------------------------------------------------------------
         40,000   CT Devel. Authority (Church
                  Homes)                                 5.700     04/01/2012   04/01/2009 A             41,049
----------------------------------------------------------------------------------------------------------------
         25,000   CT Devel. Authority (Connecticut
                  Water Company)                         5.125     03/01/2028   03/01/2008 A             25,079
----------------------------------------------------------------------------------------------------------------
      1,000,000   CT Devel. Authority (Mary Wade
                  Home)                                  6.375     12/01/2018   12/01/2009 A          1,068,360
----------------------------------------------------------------------------------------------------------------
      2,000,000   CT Devel. Authority Airport
                  Facility (Learjet)                     7.950     04/01/2026   10/01/2014 A          2,381,600
----------------------------------------------------------------------------------------------------------------
        585,000   CT Devel. Authority Pollution
                  Control (Connecticut Light &
                  Power Company)                         5.850     09/01/2028   10/01/2008 A            606,107
----------------------------------------------------------------------------------------------------------------
      3,335,000   CT Devel. Authority Pollution
                  Control (Connecticut Light &
                  Power Company)                         5.950     09/01/2028   10/01/2008 A          3,445,455
----------------------------------------------------------------------------------------------------------------
         90,000   CT H&EFA (Bridgeport Hospital)         5.375     07/01/2019   07/01/2007 A             90,994
----------------------------------------------------------------------------------------------------------------
        100,000   CT H&EFA (Bridgeport Hospital)         5.375     07/01/2025   07/01/2007 A            101,095
----------------------------------------------------------------------------------------------------------------
         55,000   CT H&EFA (Bridgeport Hospital)         6.625     07/01/2018   07/01/2007 A             55,231
----------------------------------------------------------------------------------------------------------------
         35,000   CT H&EFA (Bridgeport
                  Hospital/Bridgeport Hospital
                  Foundation Obligated Group)            6.500     07/01/2012   07/01/2007 A             35,731
----------------------------------------------------------------------------------------------------------------
        160,000   CT H&EFA (DKH/CHHC/HNE Obligated
                  Group)                                 5.375     07/01/2026   07/01/2007 A            161,752
----------------------------------------------------------------------------------------------------------------
         50,000   CT H&EFA (Lawrence & Memorial
                  Hospital)                              5.000     07/01/2022   07/01/2007 A             50,031
----------------------------------------------------------------------------------------------------------------
         45,000   CT H&EFA (Loomis Chaffee)              5.500     07/01/2026   07/01/2007 A             45,276
----------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE

----------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
----------------------------------------------------------------------------------------------------------------
$        15,000   CT H&EFA (New Britain General
                  Hospital)                              6.125%    07/01/2014   07/01/2007 A   $         15,152
----------------------------------------------------------------------------------------------------------------
      1,265,000   CT H&EFA (New Britain General
                  Hospital), Series B 1                  6.000     07/01/2024   07/01/2007 A          1,284,886
----------------------------------------------------------------------------------------------------------------
         20,000   CT H&EFA (New Horizons)                5.875     11/01/2012   11/01/2007 A             20,030
----------------------------------------------------------------------------------------------------------------
         70,000   CT HFA                                 5.100     11/15/2029   05/15/2013 A             70,020
----------------------------------------------------------------------------------------------------------------
         10,000   CT HFA                                 5.375     11/15/2018   05/15/2009 A             10,173
----------------------------------------------------------------------------------------------------------------
         40,000   CT HFA (Special Needs Mtg.)            5.100     06/15/2032   06/15/2013 A             40,833
----------------------------------------------------------------------------------------------------------------
        130,000   CT HFA, Series C                       5.500     11/15/2035   05/15/2008 A            131,767
----------------------------------------------------------------------------------------------------------------
      1,560,000   CT Resource Recovery Authority
                  (Browning-Ferris Industries)           6.450     11/15/2022   11/15/2007 A          1,583,384
----------------------------------------------------------------------------------------------------------------
        215,000   CT Special Obligation Parking
                  (Bradley International Airport
                  Parking)                               6.600     07/01/2024   07/01/2010 A            229,940
----------------------------------------------------------------------------------------------------------------
        175,000   Eastern CT Res Rec (Wheelabrator
                  Lisbon)                                5.500     01/01/2014   07/01/2007 A            175,438
----------------------------------------------------------------------------------------------------------------
        225,000   Eastern CT Res Rec (Wheelabrator
                  Lisbon)                                5.500     01/01/2015   07/01/2007 A            225,563
----------------------------------------------------------------------------------------------------------------
      4,425,000   Eastern CT Res Rec (Wheelabrator
                  Lisbon)                                5.500     01/01/2020   07/01/2007 A          4,436,063
----------------------------------------------------------------------------------------------------------------
        600,000   Mashantucket, CT Western Pequot
                  Tribe, Series B                        5.600     09/01/2009   09/01/2007 A            613,026
----------------------------------------------------------------------------------------------------------------
      1,000,000   Sprague, CT Environmental
                  Improvement (International Paper
                  Company)                               5.700     10/01/2021   10/01/2009 A          1,020,980

                                                                                               -----------------
                                                                                                     18,674,937
----------------------------------------------------------------------------------------------------------------
DELAWARE--1.3%
         25,000   DE EDA (General Motors Corp.)          5.600     04/01/2009   04/01/2009               24,909
----------------------------------------------------------------------------------------------------------------
         50,000   DE EDA (Peninsula United
                  Methodist Homes)                       6.100     05/01/2010   11/01/2007 A             50,912
----------------------------------------------------------------------------------------------------------------
        320,000   DE EDA (United Waterworks)             6.200     06/01/2025   12/01/2007 A            320,506
----------------------------------------------------------------------------------------------------------------
         45,000   DE Hsg. Authority (Multifamily
                  Mtg.)                                  6.950     07/01/2014   07/25/2010 C             46,853
----------------------------------------------------------------------------------------------------------------
         20,000   DE Hsg. Authority (Multifamily
                  Mtg.)                                  7.375     01/01/2015   09/11/2011 C             19,813
----------------------------------------------------------------------------------------------------------------
     10,000,000   DE Hsg. Authority (Single Family
                  Mtg.) 2                                6.200     07/01/2037   08/04/2011 B         10,701,045
----------------------------------------------------------------------------------------------------------------
         40,000   DE Hsg. Authority (Single Family
                  Mtg.)                                  5.450     01/01/2032   07/01/2007 B             40,400
----------------------------------------------------------------------------------------------------------------
         20,000   DE Hsg. Authority (Single Family
                  Mtg.)                                  5.550     07/01/2009   07/01/2009               20,227
----------------------------------------------------------------------------------------------------------------
      7,000,000   DE Hsg. Authority (Single Family
                  Mtg.)                                  5.875     01/01/2038   11/10/2011 A          7,444,570
----------------------------------------------------------------------------------------------------------------
         10,000   DE Hsg. Authority (Single Family
                  Mtg.)                                  6.050     07/01/2028   07/01/2009 A             10,163
----------------------------------------------------------------------------------------------------------------
         15,000   DE Hsg. Authority (Single Family
                  Mtg.)                                  6.200     07/01/2037   08/04/2011 B             16,053
----------------------------------------------------------------------------------------------------------------
      4,965,000   DE Hsg. Authority (Single Family
                  Mtg.)                                  6.250     07/01/2037   08/24/2011 B          5,322,629
----------------------------------------------------------------------------------------------------------------
         10,000   Wilmington, DE GO                      6.200     10/01/2016   10/01/2007 A             10,216
                                                                                               -----------------
                                                                                                     24,028,296


                   7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--2.0%
$        50,000   District of Columbia (Assoc. of
                  American Medical College)              5.375%    02/15/2027   08/15/2007 A   $          51,068
-----------------------------------------------------------------------------------------------------------------
        200,000   District of Columbia (James F.
                  Oyster Elementary School)              6.450     11/01/2034   11/01/2010 A             213,366
-----------------------------------------------------------------------------------------------------------------
        155,000   District of Columbia HFA (Single
                  Family), Series A                      6.850     06/01/2031   06/28/2008 B             157,017
-----------------------------------------------------------------------------------------------------------------
         10,000   District of Columbia HFA (Single
                  Family), Series B                      5.850     12/01/2018   06/01/2008 A              10,138
-----------------------------------------------------------------------------------------------------------------
         25,000   District of Columbia HFA (Single
                  Family), Series B                      5.900     12/01/2028   06/01/2009 A              25,356
-----------------------------------------------------------------------------------------------------------------
      1,780,000   District of Columbia Tobacco
                  Settlement Financing Corp.             6.250     05/15/2024   11/15/2011 B           1,902,606
-----------------------------------------------------------------------------------------------------------------
        110,000   District of Columbia Tobacco
                  Settlement Financing Corp.             6.500     05/15/2033   08/06/2019 C             130,418
-----------------------------------------------------------------------------------------------------------------
     11,230,000   District of Columbia Tobacco
                  Settlement Financing Corp.             6.750     05/15/2040   05/15/2011 A          12,219,925
-----------------------------------------------------------------------------------------------------------------
    232,000,000   District of Columbia Tobacco
                  Settlement Financing Corp. (TASC)      6.250 3   06/15/2046   06/15/2016 A          22,098,000
-----------------------------------------------------------------------------------------------------------------
        130,000   Metropolitan Washington D.C.
                  Airport Authority, Series A            5.000     10/01/2027   10/01/2009 A             131,329
-----------------------------------------------------------------------------------------------------------------
         20,000   Metropolitan Washington D.C.
                  Airport Authority, Series A            5.250     10/01/2032   10/01/2012 A              20,590
-----------------------------------------------------------------------------------------------------------------
         35,000   Metropolitan Washington D.C.
                  Airport Authority, Series B            5.000     10/01/2028   10/01/2008 A              35,374
-----------------------------------------------------------------------------------------------------------------
        110,000   Metropolitan Washington D.C.
                  Airport Authority, Series B            5.500     10/01/2023   10/01/2009 A             111,323
-----------------------------------------------------------------------------------------------------------------
        100,000   Washington, DC Convention Center       5.250     10/01/2015   10/01/2008 A             102,715
                                                                                               ------------------
                                                                                                      37,209,225
-----------------------------------------------------------------------------------------------------------------
FLORIDA--7.2%
         15,000   Baker County, FL Hospital Authority    5.300     12/01/2023   12/01/2008 A              15,284
-----------------------------------------------------------------------------------------------------------------
         25,000   Bay County, FL Water System            6.250     09/01/2014   09/01/2007 A              25,048
-----------------------------------------------------------------------------------------------------------------
        820,000   Bonnet Creek, FL Resort Community
                  Devel. District Special Assessment     7.125     05/01/2012   01/10/2010 C             891,980
-----------------------------------------------------------------------------------------------------------------
      6,000,000   Brevard County, FL Health
                  Facilities Authority (Holmes
                  Regional Medical Center)               5.600     10/01/2010   10/01/2007 A           6,023,460
-----------------------------------------------------------------------------------------------------------------
        150,000   Brevard County, FL Health
                  Facilities Authority (Holmes
                  Regional Medical Center)               5.625     10/01/2014   10/01/2007 A             150,596
-----------------------------------------------------------------------------------------------------------------
         35,000   Brevard County, FL Industrial
                  Devel. (The Kroger Company)            7.250     01/01/2009   07/01/2007 A              35,143
-----------------------------------------------------------------------------------------------------------------
      2,000,000   Broward County, FL Airport
                  Facilities (Learjet) 1                 7.500     11/01/2020   11/01/2014 A           2,325,640
-----------------------------------------------------------------------------------------------------------------
        125,000   Broward County, FL Airport System      5.000     10/01/2023   10/01/2008 A             126,261
-----------------------------------------------------------------------------------------------------------------
         80,000   Broward County, FL Airport System      5.125     10/01/2017   10/01/2008 A              81,443
-----------------------------------------------------------------------------------------------------------------
        150,000   Broward County, FL Airport System      5.250     10/01/2026   10/01/2012 A             154,355
-----------------------------------------------------------------------------------------------------------------
          5,000   Broward County, FL Airport System
                  (Passenger Facility)                   5.250     10/01/2014   10/01/2008 A               5,119
-----------------------------------------------------------------------------------------------------------------
         75,000   Broward County, FL Airport System
                  (Passenger Facility)                   5.250     10/01/2015   10/01/2008 A              76,674
-----------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
$       445,000   Broward County, FL HFA                 5.400%    10/01/2038   04/01/2016 A   $         441,574
-----------------------------------------------------------------------------------------------------------------
         70,000   Broward County, FL HFA
                  (Bridgewater Place Apartments)         5.500     04/01/2041   10/01/2011 A              70,960
-----------------------------------------------------------------------------------------------------------------
         10,000   Broward County, FL HFA (Cross
                  Keys Apartments)                       5.800     10/01/2033   10/01/2010 A              10,101
-----------------------------------------------------------------------------------------------------------------
        180,000   Broward County, FL HFA (Pompano
                  Oaks Apartments)                       6.100     12/01/2038   12/01/2007 A             183,105
-----------------------------------------------------------------------------------------------------------------
         55,000   Broward County, FL HFA (Praxis
                  of Deerfield Beach III)                5.300     09/01/2023   09/01/2009 A              55,360
-----------------------------------------------------------------------------------------------------------------
         90,000   Broward County, FL HFA (Praxis
                  of Deerfield Beach)                    5.350     03/01/2031   09/01/2009 A              90,647
-----------------------------------------------------------------------------------------------------------------
         15,000   Broward County, FL HFA (Stirling
                  Apartments)                            5.650     10/01/2028   10/01/2010 A              15,267
-----------------------------------------------------------------------------------------------------------------
        190,000   Broward County, FL Port Facilities     5.000     09/01/2027   09/01/2009 A             191,074
-----------------------------------------------------------------------------------------------------------------
        235,000   Broward County, FL Port Facilities     5.000     09/01/2027   09/01/2009 A             236,617
-----------------------------------------------------------------------------------------------------------------
         20,000   Clay County, FL HFA (Single Family
                  Mtg.)                                  5.300     10/01/2029   04/01/2010 A              20,138
-----------------------------------------------------------------------------------------------------------------
        510,000   Clay County, FL HFA (Single Family
                  Mtg.)                                  5.450     04/01/2031   10/01/2007 B             513,871
-----------------------------------------------------------------------------------------------------------------
          5,000   Clay County, FL HFA (Single Family
                  Mtg.)                                  6.000     04/01/2030   10/01/2007 A               5,082
-----------------------------------------------------------------------------------------------------------------
         70,000   Clay County, FL HFA (Single Family
                  Mtg.)                                  6.250     09/01/2013   03/01/2008 A              70,062
-----------------------------------------------------------------------------------------------------------------
         90,000   Clay County, FL HFA (Single Family
                  Mtg.)                                  6.550     03/01/2028   09/01/2007 A              91,720
-----------------------------------------------------------------------------------------------------------------
         30,000   Collier County, FL HFA (Saxon
                  Manor Isle Apartments)                 5.450     03/01/2030   03/01/2009 A              30,222
-----------------------------------------------------------------------------------------------------------------
        380,000   Collier County, FL HFA
                  (Whistlers Green Apartments)           5.400     12/01/2027   12/01/2011 A             383,621
-----------------------------------------------------------------------------------------------------------------
        245,000   Collier County, FL HFA
                  (Whistlers Green Apartments)           5.450     06/01/2039   12/01/2011 A             246,678
-----------------------------------------------------------------------------------------------------------------
        775,000   Collier County, FL IDA (Allete)        6.500     10/01/2025   07/01/2007 A             779,588
-----------------------------------------------------------------------------------------------------------------
      2,000,000   Concorde Estates, FL Community
                  Devel. District                        5.000     05/01/2011   11/01/2007 C           1,998,420
-----------------------------------------------------------------------------------------------------------------
        200,000   Dade County, FL Aviation (Miami
                  International Airport)                 5.000     10/01/2011   10/01/2007 A             203,388
-----------------------------------------------------------------------------------------------------------------
         50,000   Dade County, FL Aviation (Miami
                  International Airport)                 5.125     10/01/2013   10/01/2007 A              50,863
-----------------------------------------------------------------------------------------------------------------
        115,000   Dade County, FL Aviation (Miami
                  International Airport)                 5.125     10/01/2017   10/01/2007 A             116,739
-----------------------------------------------------------------------------------------------------------------
        215,000   Dade County, FL Aviation (Miami
                  International Airport)                 5.750     10/01/2018   10/01/2007 A             218,767
-----------------------------------------------------------------------------------------------------------------
      3,130,000   Dade County, FL Aviation (Miami
                  International Airport)                 5.750     10/01/2026   10/01/2008 A           3,184,838
-----------------------------------------------------------------------------------------------------------------
      2,280,000   Dade County, FL Aviation, Series A     5.750     10/01/2011   10/01/2007 A           2,323,457
-----------------------------------------------------------------------------------------------------------------
         45,000   Dade County, FL Aviation, Series A     5.750     10/01/2012   10/01/2007 A              45,858
-----------------------------------------------------------------------------------------------------------------
      5,520,000   Dade County, FL Aviation, Series A 1   5.750     10/01/2015   10/01/2007 A           5,626,205
-----------------------------------------------------------------------------------------------------------------
         45,000   Dade County, FL GO (Seaport)           5.125     10/01/2021   10/01/2007 A              45,653
-----------------------------------------------------------------------------------------------------------------
        615,000   Dade County, FL GO (Seaport)           5.125     10/01/2026   10/01/2007 A             621,974
-----------------------------------------------------------------------------------------------------------------
        200,000   Dade County, FL GO (Seaport)           5.450     10/01/2016   10/01/2007 A             203,936
-----------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
$        70,000   Dade County, FL GO (Seaport)           5.500%    10/01/2026   10/01/2007 A   $          71,215
-----------------------------------------------------------------------------------------------------------------
      1,580,000   Dade County, FL GO (Seaport) 1         5.750     10/01/2015   10/01/2007 A           1,587,458
-----------------------------------------------------------------------------------------------------------------
         25,000   Dade County, FL Guaranteed
                  Entitlement                            5.459 3   02/01/2013   02/01/2008 A              18,473
-----------------------------------------------------------------------------------------------------------------
         20,000   Dade County, FL HFA (New Horizons
                  Associates)                            5.875     07/15/2024   01/15/2008 A              20,528
-----------------------------------------------------------------------------------------------------------------
         10,000   Dade County, FL HFA (Siesta Pointe
                  Apartments)                            5.700     09/01/2022   09/01/2007 A              10,069
-----------------------------------------------------------------------------------------------------------------
         50,000   Dade County, FL Res Rec                5.500     10/01/2010   10/01/2007 A              50,753
-----------------------------------------------------------------------------------------------------------------
        175,000   Dade County, FL Res Rec                5.500     10/01/2013   10/01/2007 A             177,441
-----------------------------------------------------------------------------------------------------------------
        100,000   Dade County, FL Seaport                5.125     10/01/2016   10/01/2007 A             101,567
-----------------------------------------------------------------------------------------------------------------
        100,000   Dade County, FL Water & Sewer
                  System                                 5.250     10/01/2021   10/01/2007 A             101,331
-----------------------------------------------------------------------------------------------------------------
         35,000   Duval County, FL HFA (Single Family
                  Mtg.)                                  5.300     04/01/2029   04/01/2010 A              35,198
-----------------------------------------------------------------------------------------------------------------
          5,000   Duval County, FL HFA (Single Family
                  Mtg.)                                  5.950     04/01/2030   04/01/2009 A               5,074
-----------------------------------------------------------------------------------------------------------------
        900,000   East Homestead, FL Community Devel.
                  District                               5.000     05/01/2011   04/01/2008 C             897,579
-----------------------------------------------------------------------------------------------------------------
        205,000   Edgewater, FL Water & Sewer            5.500     10/01/2021   10/01/2007 A             205,271
-----------------------------------------------------------------------------------------------------------------
      7,140,000   Escambia County, FL Health
                  Facilities Authority                   5.950     07/01/2020   07/01/2020             7,386,687
-----------------------------------------------------------------------------------------------------------------
        115,000   Escambia County, FL Health Facilities
                  Authority (Baptist Manor)              5.125     10/01/2019   10/01/2010 A             116,295
-----------------------------------------------------------------------------------------------------------------
          5,000   Escambia County, FL School Board
                  COP                                    5.500     02/01/2016   08/01/2007 A               5,045
-----------------------------------------------------------------------------------------------------------------
      1,555,000   Fiddlers Creek, FL Community Devel.
                  District                               5.800     05/01/2021   05/01/2010 A           1,562,837
-----------------------------------------------------------------------------------------------------------------
      1,015,000   Fiddlers Creek, FL Community Devel.
                  District                               5.875     05/01/2021   05/01/2009 A           1,037,909
-----------------------------------------------------------------------------------------------------------------
         25,000   FL Agriculture & Mechanical
                  University (Student Apartment
                  Facility)                              5.625     07/01/2021   07/01/2007 A              25,036
-----------------------------------------------------------------------------------------------------------------
        135,000   FL Agriculture & Mechanical
                  University (Student Apartment
                  Facility)                              5.625     07/01/2025   07/01/2007 A             135,171
-----------------------------------------------------------------------------------------------------------------
         25,000   FL Agriculture & Mechanical
                  University (Student Apartment
                  Facility)                              6.500     07/01/2023   07/01/2007 A              25,228
-----------------------------------------------------------------------------------------------------------------
        100,000   FL Capital Projects Finance
                  Authority (Peerless Group)             7.500     08/01/2019   08/01/2007 A             100,295
-----------------------------------------------------------------------------------------------------------------
      3,925,000   FL Gateway Services Community
                  Devel. District                        5.500     05/01/2010   11/01/2008 C           3,930,181
-----------------------------------------------------------------------------------------------------------------
         25,000   FL GO                                  5.000     07/01/2028   07/01/2010 A              25,351
-----------------------------------------------------------------------------------------------------------------
         20,000   FL GO (Jefferson County Road)          5.900     05/01/2010   11/01/2007 A              20,033
-----------------------------------------------------------------------------------------------------------------
        150,000   FL HFA                                 6.300     09/01/2036   09/01/2007 A             151,712
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA                                 6.350     07/01/2028   01/01/2009 A              25,237
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA                                 6.350     07/01/2028   07/01/2007 A              25,864
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFA (Brittany of Rosemont)          6.050     07/01/2015   01/01/2008 A              15,084
-----------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
$       100,000   FL HFA (Chapel Trace Apartments)       5.000%    08/01/2030   11/27/2028 C   $          99,927
-----------------------------------------------------------------------------------------------------------------
         35,000   FL HFA (Driftwood Terrace)             7.650     12/20/2031   12/20/2007 A              36,020
-----------------------------------------------------------------------------------------------------------------
        130,000   FL HFA (Glen Oaks Apartments)          5.800     08/01/2017   08/01/2009 A             132,478
-----------------------------------------------------------------------------------------------------------------
         20,000   FL HFA (Grand Court Apartments)        5.300     08/15/2031   02/15/2012 A              20,248
-----------------------------------------------------------------------------------------------------------------
         20,000   FL HFA (Holly Cove Apartments)         6.050     10/01/2015   10/01/2007 A              20,046
-----------------------------------------------------------------------------------------------------------------
         40,000   FL HFA (Holly Cove Apartments)         6.250     10/01/2035   10/01/2007 A              40,091
-----------------------------------------------------------------------------------------------------------------
         20,000   FL HFA (Homeowner Mtg.)                5.900     07/01/2029   07/01/2009 A              20,286
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Hsg. Partners of Gainesville)  5.600     07/01/2027   07/01/2008 A              25,217
-----------------------------------------------------------------------------------------------------------------
         60,000   FL HFA (Landings at Sea Forest)        5.850     12/01/2018   12/01/2008 A              60,691
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Landings at Sea Forest)        6.050     12/01/2036   12/01/2007 A              25,270
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Landings Boot Ranch)           5.875     11/01/2015   11/01/2007 A              25,208
-----------------------------------------------------------------------------------------------------------------
        205,000   FL HFA (Landings Boot Ranch)           6.100     11/01/2035   11/01/2007 A             208,149
-----------------------------------------------------------------------------------------------------------------
        190,000   FL HFA (Reserve at Kanpaha)            5.500     07/01/2020   07/01/2007 A             194,273
-----------------------------------------------------------------------------------------------------------------
         60,000   FL HFA (Reserve at North Shore)        5.500     11/01/2020   05/01/2009 A              60,514
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Reserve at North Shore)        5.600     11/01/2027   05/01/2009 A              25,198
-----------------------------------------------------------------------------------------------------------------
         80,000   FL HFA (Riverfront Apartments)         6.200     04/01/2027   10/01/2007 A              81,451
-----------------------------------------------------------------------------------------------------------------
         70,000   FL HFA (Sarah's Place Apartments)      5.250     05/01/2022   05/01/2010 A              70,536
-----------------------------------------------------------------------------------------------------------------
          5,000   FL HFA (Stoddert Arms Apartments)      5.900     09/01/2010   09/01/2007 A               5,066
-----------------------------------------------------------------------------------------------------------------
         75,000   FL HFA (Stoddert Arms Apartments)      6.300     09/01/2036   09/01/2007 A              75,975
-----------------------------------------------------------------------------------------------------------------
         65,000   FL HFA (Villas of Capri)               6.100     04/01/2017   10/01/2007 A              65,840
-----------------------------------------------------------------------------------------------------------------
         50,000   FL HFA (Wentworth Apartments)          5.300     05/01/2039   05/01/2011 A              50,108
-----------------------------------------------------------------------------------------------------------------
         30,000   FL HFA (Wentworth Apartments)          5.400     04/01/2032   10/01/2007 A              30,251
-----------------------------------------------------------------------------------------------------------------
         50,000   FL HFA (Westlake Apartments)           5.300     09/01/2031   03/01/2012 A              50,625
-----------------------------------------------------------------------------------------------------------------
         75,000   FL HFA (Willow Lake Apartments)        5.400     01/01/2032   01/01/2008 A              75,698
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Windchase Apartments)          5.750     12/01/2017   06/01/2009 A              25,355
-----------------------------------------------------------------------------------------------------------------
         30,000   FL HFA (Windchase Apartments)          6.000     06/01/2039   06/01/2009 A              30,467
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFA (Windchase Apartments),
                  Series C                               5.900     12/01/2027   06/01/2009 A              15,193
-----------------------------------------------------------------------------------------------------------------
        195,000   FL HFA (Worthington Apartments)        6.050     12/01/2025   12/01/2007 A             195,669
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFA (Worthington Apartments)        6.200     12/01/2035   12/01/2007 A              15,065
-----------------------------------------------------------------------------------------------------------------
        180,000   FL HFA (Worthwhile Devel.
                  Ltd./Riverfront Apartments)            6.250     04/01/2037   10/01/2007 A             183,251
-----------------------------------------------------------------------------------------------------------------
         40,000   FL HFA, Series 3                       6.200     07/01/2016   01/01/2009 A              40,605
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA, Series 3                       6.300     07/01/2024   07/01/2007 A              26,076
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFA, Series A                       6.400     06/01/2024   12/01/2007 A              25,465
-----------------------------------------------------------------------------------------------------------------
        960,000   FL HFC                                 5.484 3   07/01/2030   01/01/2011 A             273,197
-----------------------------------------------------------------------------------------------------------------
         20,000   FL HFC                                 5.900     07/01/2021   07/01/2009 A              20,149
-----------------------------------------------------------------------------------------------------------------
         10,000   FL HFC                                 5.950     01/01/2032   01/01/2010 A              10,203
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFC (Andrews Place Apartments)      5.000     11/01/2033   09/17/2031 C              14,923
-----------------------------------------------------------------------------------------------------------------
         70,000   FL HFC (Ashton Lake Apartments)        5.875     01/01/2041   01/01/2011 A              71,575
-----------------------------------------------------------------------------------------------------------------
        430,000   FL HFC (Bernwood Trace Associates)     5.832 3   12/01/2029   12/01/2011 A             114,535
-----------------------------------------------------------------------------------------------------------------
         20,000   FL HFC (Grande Court Apartments)       5.375     02/15/2035   02/15/2012 A              20,282
-----------------------------------------------------------------------------------------------------------------
         50,000   FL HFC (Grande Court Boggy Creek)      5.000     09/01/2021   09/01/2012 A              50,234
-----------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $       15,000   FL HFC (Hampton Court Apartments)      5.600%    03/01/2032   03/01/2009 A   $          15,222
-----------------------------------------------------------------------------------------------------------------
         75,000   FL HFC (Homeowner Mtg.)                5.350     01/01/2021   01/01/2008 B              75,520
-----------------------------------------------------------------------------------------------------------------
         35,000   FL HFC (Homeowner Mtg.)                5.500     07/01/2012   07/01/2009 A              35,363
-----------------------------------------------------------------------------------------------------------------
        225,000   FL HFC (Homeowner Mtg.)                5.580 3   01/01/2029   06/01/2009 A              68,355
-----------------------------------------------------------------------------------------------------------------
         30,000   FL HFC (Homeowner Mtg.)                5.750     07/01/2017   07/01/2009 A              30,202
-----------------------------------------------------------------------------------------------------------------
      9,950,000   FL HFC (Homeowner Mtg.)                5.750     01/01/2037   01/01/2016 A          10,528,991
-----------------------------------------------------------------------------------------------------------------
        120,000   FL HFC (Logan Heights Apartments)      5.850     10/01/2033   10/01/2011 A             122,910
-----------------------------------------------------------------------------------------------------------------
        120,000   FL HFC (Logan Heights Apartments)      6.000     10/01/2039   10/01/2009 A             125,588
-----------------------------------------------------------------------------------------------------------------
         25,000   FL HFC (Marina Bay Apartments)         5.750     08/01/2033   02/01/2011 A              25,456
-----------------------------------------------------------------------------------------------------------------
         60,000   FL HFC (Noah's Landing Apartments)     5.250     12/01/2034   02/01/2011 A              60,503
-----------------------------------------------------------------------------------------------------------------
        100,000   FL HFC (Peacock Run Apartments)        5.400     08/01/2042   08/01/2012 A             100,968
-----------------------------------------------------------------------------------------------------------------
         50,000   FL HFC (Raceway Pointe Partners)       5.750     09/01/2027   09/01/2011 A              51,364
-----------------------------------------------------------------------------------------------------------------
      5,775,000   FL HFC (Raintree Apartments) 1         6.050     03/01/2042   09/01/2010 A           6,120,518
-----------------------------------------------------------------------------------------------------------------
        155,000   FL HFC (Riley Chase Apartments)        6.000     10/01/2039   10/01/2009 A             159,873
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFC (River Trace Senior
                  Apartments)                            5.700     07/01/2035   01/01/2011 A              15,244
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFC (Seminole Ridge Apartments)     6.000     10/01/2029   10/01/2009 A              15,535
-----------------------------------------------------------------------------------------------------------------
         45,000   FL HFC (Waverly Apartments)            6.200     07/01/2035   07/01/2010 A              47,110
-----------------------------------------------------------------------------------------------------------------
        245,000   FL HFC (Westwood Apartments)           5.450     02/01/2041   02/01/2011 A             247,705
-----------------------------------------------------------------------------------------------------------------
         35,000   FL HFC (Winterlakes Sanctuary),
                  Series H-1                             6.000     09/01/2032   09/01/2011 A              36,002
-----------------------------------------------------------------------------------------------------------------
         15,000   FL HFC (Woodridge Apartments)          6.000     10/01/2039   10/01/2009 A              15,472
-----------------------------------------------------------------------------------------------------------------
         95,000   FL Ports Financing Commission          5.125     06/01/2011   06/01/2009 A              96,533
-----------------------------------------------------------------------------------------------------------------
        190,000   FL Ports Financing Commission          5.375     06/01/2016   06/01/2009 A             193,960
-----------------------------------------------------------------------------------------------------------------
      2,130,000   FL Ports Financing Commission          5.375     06/01/2027   06/01/2009 A           2,152,961
-----------------------------------------------------------------------------------------------------------------
        350,000   FL Ports Financing Commission          5.500     10/01/2023   10/01/2009 A             362,397
-----------------------------------------------------------------------------------------------------------------
        225,000   FL Ports Financing Commission          5.500     10/01/2029   10/01/2009 A             232,945
-----------------------------------------------------------------------------------------------------------------
         25,000   FL State Division of Bond Finance
                  (Dept. of Environmental Protection)    5.375     07/01/2010   07/01/2007 A              25,031
-----------------------------------------------------------------------------------------------------------------
        130,000   Greater Orlando, FL Aviation
                  Authority                              5.125     10/01/2012   10/01/2007 A             131,641
-----------------------------------------------------------------------------------------------------------------
         45,000   Greater Orlando, FL Aviation
                  Authority                              5.125     10/01/2015   10/01/2007 A              45,532
-----------------------------------------------------------------------------------------------------------------
        130,000   Greater Orlando, FL Aviation
                  Authority                              5.125     10/01/2016   10/01/2007 A             131,524
-----------------------------------------------------------------------------------------------------------------
        185,000   Greater Orlando, FL Aviation
                  Authority                              5.125     10/01/2017   10/01/2007 A             187,148
-----------------------------------------------------------------------------------------------------------------
        145,000   Greater Orlando, FL Aviation
                  Authority                              5.125     10/01/2028   10/01/2010 A             146,869
-----------------------------------------------------------------------------------------------------------------
      2,315,000   Greater Orlando, FL Aviation
                  Authority                              5.250     10/01/2023   10/01/2007 A           2,343,058
-----------------------------------------------------------------------------------------------------------------
        355,000   Gulf Breeze, FL GO                     5.600     12/01/2015   12/01/2007 A             357,588
-----------------------------------------------------------------------------------------------------------------
        105,000   Halifax, FL Hospital Medical Center    5.200     04/01/2018   04/01/2009 A             105,673
-----------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$         5,000   Highlands County, FL Health
                  Facilities Authority (AHS-GA/AHS-
                  Sunbelt/CV/OCC/Fletcher/FH-
                  Waterman Obligated Group)              5.250%    11/15/2020   11/15/2008 A     $        5,145
----------------------------------------------------------------------------------------------------------------
      3,270,000   Highlands, FL Community Devel.
                  District                               5.000     05/01/2011   05/01/2008 C          3,246,718
----------------------------------------------------------------------------------------------------------------
         60,000   Hillsborough County, FL HFA,
                  Series A                               5.300     04/01/2031   10/01/2007 A             60,891
---------------------------------------------------------------------------------------------------------------
      2,000,000   Hillsborough County, FL IDA
                  (National Gypsum Company)              7.125     04/01/2030   10/01/2010 A          2,153,480
----------------------------------------------------------------------------------------------------------------
      1,000,000   Hillsborough County, FL IDA
                  (University Community Hospital)        5.625     08/15/2023   08/15/2010 A          1,023,490
----------------------------------------------------------------------------------------------------------------
        150,000   Hillsborough County, FL Port
                  District (Tampa Port Authority)        5.000     06/01/2023   06/01/2009 A            151,086
----------------------------------------------------------------------------------------------------------------
         30,000   Indian River County, FL Hospital
                  District (IRMH/IR HS/HSIR
                  Obligated Group)                       5.700     10/01/2015   10/01/2007 A             30,594
----------------------------------------------------------------------------------------------------------------
      1,000,000   Jacksonville, FL EDC (Met Packaging
                  Solutions)                             5.500     10/01/2030   10/01/2015 A          1,052,740
----------------------------------------------------------------------------------------------------------------
      5,555,000   Jacksonville, FL EDC (Met Packaging
                  Solutions)                             5.875     06/01/2025   06/01/2016 A          6,064,060
----------------------------------------------------------------------------------------------------------------
      2,910,000   Jacksonville, FL EDC (Met Packaging
                  Solutions)                             5.875     06/01/2031   06/01/2016 A          3,163,374
----------------------------------------------------------------------------------------------------------------
        110,000   Jacksonville, FL Electric Authority    5.000     10/01/2023   10/01/2008 A            110,927
----------------------------------------------------------------------------------------------------------------
        700,000   Jacksonville, FL Health Facilities
                  Authority (DCHSA/SAH/SVH Obligated
                  Group)                                 5.125     08/15/2027   08/15/2007 A            708,113
----------------------------------------------------------------------------------------------------------------
         10,000   Jacksonville, FL Hsg. (Windermere
                  Manor)                                 5.875     03/20/2028   09/20/2007 A             10,085
----------------------------------------------------------------------------------------------------------------
         70,000   Jacksonville, FL Port Authority        5.625     11/01/2026   11/01/2010 A             72,885
----------------------------------------------------------------------------------------------------------------
          5,000   Jacksonville, FL Sales Tax (River
                  City Renaissance)                      5.125     10/01/2018   10/01/2007 A              5,005
----------------------------------------------------------------------------------------------------------------
        940,000   Jacksonville, FL Water & Sewage
                  (United Waterworks)                    6.350     08/01/2025   08/01/2007 A            941,786
----------------------------------------------------------------------------------------------------------------
         50,000   Lakeland, FL Hospital System
                  (Lakeland Regional Medical Center)     5.250     11/15/2016   11/15/2007 A             50,670
----------------------------------------------------------------------------------------------------------------
         40,000   Lakeland, FL Hospital System
                  (Lakeland Regional Medical Center)     5.250     11/15/2025   11/15/2007 A             40,578
----------------------------------------------------------------------------------------------------------------
         25,000   Lakeland, FL Light & Water             5.750     10/01/2019   10/01/2007 A             26,962
----------------------------------------------------------------------------------------------------------------
         15,000   Lee County, FL Airport                 6.000     10/01/2029   10/01/2010 A             15,918
----------------------------------------------------------------------------------------------------------------
        575,000   Lee County, FL HFA (Single Family
                  Mtg.)                                  6.450     03/01/2031   03/01/2017 B            586,954
----------------------------------------------------------------------------------------------------------------
        675,000   Lee County, FL HFA (Single Family
                  Mtg.)                                  7.100     03/01/2034   09/01/2007 B            694,487
----------------------------------------------------------------------------------------------------------------
         15,000   Lee County, FL Passenger Facility
                  Charge                                 5.000     10/01/2011   10/01/2007 A             15,030
----------------------------------------------------------------------------------------------------------------
         50,000   Lee County, FL Passenger Facility
                  Charge                                 5.000     10/01/2013   10/01/2007 A             50,099
----------------------------------------------------------------------------------------------------------------
         90,000   Lee County, FL Passenger Facility
                  Charge                                 5.000     10/01/2018   10/01/2007 A             90,108
----------------------------------------------------------------------------------------------------------------
         90,000   Macclenny, FL Capital Improvement      5.500     01/01/2026   07/01/2007 A             90,651
----------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$     1,920,000   Manatee County, FL HFA (Single
                  Family Mtg.)                           5.400%    03/01/2035   08/15/2008 B     $    1,927,526
----------------------------------------------------------------------------------------------------------------
         30,000   Manatee County, FL HFA (Single
                  Family Mtg.)                           5.500     03/01/2035   09/01/2013 A             30,582
----------------------------------------------------------------------------------------------------------------
          5,000   Manatee County, FL HFA, Series A       9.125     06/01/2016   12/01/2007 A              5,016
----------------------------------------------------------------------------------------------------------------
          5,000   Manatee County, FL Port Authority      5.250     10/01/2009   10/01/2007 A              5,004
----------------------------------------------------------------------------------------------------------------
         25,000   Manatee County, FL Port Authority      5.400     10/01/2013   10/01/2007 A             25,020
----------------------------------------------------------------------------------------------------------------
         60,000   Martin County, FL Health Facilities
                  (Martin Memorial Medical Center)       5.375     11/15/2024   11/15/2007 A             61,540
----------------------------------------------------------------------------------------------------------------
     10,125,000   Martin County, FL IDA (Indiantown
                  Cogeneration)                          7.875     12/15/2025   12/15/2007 A         10,224,428
----------------------------------------------------------------------------------------------------------------
         10,000   Miami Beach, FL Resort Tax             5.500     10/01/2016   10/01/2007 A             10,203
----------------------------------------------------------------------------------------------------------------
         70,000   Miami, FL Community Redevel.
                  (Southeast Overtown/Park West)         8.500     10/01/2015   10/01/2007 A             70,227
----------------------------------------------------------------------------------------------------------------
        260,000   Miami-Dade County, FL Aviation         5.000     10/01/2024   10/01/2008 A            262,623
----------------------------------------------------------------------------------------------------------------
         50,000   Miami-Dade County, FL Aviation         5.250     10/01/2017   10/01/2008 A             51,018
----------------------------------------------------------------------------------------------------------------
        140,000   Miami-Dade County, FL Aviation         5.375     10/01/2032   10/01/2012 A            145,064
----------------------------------------------------------------------------------------------------------------
         15,000   Miami-Dade County, FL Aviation
                  (Miami International Airport)          5.250     10/01/2022   10/01/2012 A             15,492
----------------------------------------------------------------------------------------------------------------
         15,000   Miami-Dade County, FL HFA
                  (Country Club Villas Apartments)       6.000     10/01/2015   04/01/2011 A             15,457
----------------------------------------------------------------------------------------------------------------
         20,000   Miami-Dade County, FL HFA
                  (Country Club Villas Apartments)       6.100     10/01/2029   04/01/2011 A             20,562
----------------------------------------------------------------------------------------------------------------
      1,500,000   Miami-Dade County, FL HFA
                  (Homeownership Mtg.)                   5.450     10/01/2038   04/01/2016 A          1,490,055
----------------------------------------------------------------------------------------------------------------
         20,000   Miami-Dade County, FL Special
                  Obligation, Series B                   5.426 3   10/01/2031   04/01/2008 A              5,414
----------------------------------------------------------------------------------------------------------------
         20,000   Mount Dora, FL Water & Sewer           5.000     10/01/2023   10/01/2008 A             20,361
----------------------------------------------------------------------------------------------------------------
         90,000   Naples, FL Hospital Revenue (Naples
                  Community Hospital)                    5.500     10/01/2026   10/01/2007 A             91,407
----------------------------------------------------------------------------------------------------------------
        105,000   North Broward, FL Hospital District    5.375     01/15/2024   07/15/2007 A            106,149
----------------------------------------------------------------------------------------------------------------
        330,000   North Broward, FL Hospital District    5.750     01/15/2027   07/15/2007 A            333,713
----------------------------------------------------------------------------------------------------------------
         40,000   North Palm Beach Heights, FL Water
                  Control District, Series A             6.500     10/01/2012   10/01/2007 A             40,085
----------------------------------------------------------------------------------------------------------------
         25,000   Oakland Park, FL Utilities System      5.250     09/01/2014   09/01/2007 A             25,028
----------------------------------------------------------------------------------------------------------------
        375,000   Oakland, FL Charter School             6.950     12/01/2015   05/01/2011 C            395,625
----------------------------------------------------------------------------------------------------------------
         40,000   Ocala, FL Capital Improvements
                  COP                                    5.375     10/01/2022   10/01/2007 A             40,137
----------------------------------------------------------------------------------------------------------------
         10,000   Oceanside, FL HDC (FHA Insured
                  Mtg-Section 8)                         6.800     02/01/2011   02/01/2008 A             10,016
----------------------------------------------------------------------------------------------------------------
         25,000   Okaloosa County, FL Airport            5.500     10/01/2023   10/01/2013 A             26,168
----------------------------------------------------------------------------------------------------------------
      2,015,000   Okaloosa County, FL Airport            6.000     10/01/2030   10/01/2013 A          2,172,351
----------------------------------------------------------------------------------------------------------------
         80,000   Orange County, FL HFA                  5.150     03/01/2022   09/01/2009 A             80,753
----------------------------------------------------------------------------------------------------------------
      1,880,000   Orange County, FL HFA                  5.650     09/01/2034   12/01/2008 B          1,917,863
----------------------------------------------------------------------------------------------------------------
         20,000   Orange County, FL HFA                  5.700     09/01/2026   09/01/2010 A             20,289
----------------------------------------------------------------------------------------------------------------
         25,000   Orange County, FL HFA                  5.750     03/01/2030   09/02/2010 A             25,497
----------------------------------------------------------------------------------------------------------------
         20,000   Orange County, FL HFA                  5.800     09/01/2017   09/01/2009 A             20,139
----------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        35,000   Orange County, FL HFA
                  (Homeowner)                            5.000%    09/01/2017   03/28/2008 B     $       35,371
----------------------------------------------------------------------------------------------------------------
         40,000   Orange County, FL HFA (Loma Vista)     5.400     09/01/2019   03/01/2011 A             40,698
----------------------------------------------------------------------------------------------------------------
        100,000   Orange County, FL HFA (Loma Vista)     5.500     03/01/2032   03/01/2009 A            101,333
----------------------------------------------------------------------------------------------------------------
        620,000   Orange County, FL HFA (Seminole
                  Pointe)                                5.650     12/01/2017   06/01/2009 A            641,681
----------------------------------------------------------------------------------------------------------------
         15,000   Orange County, FL HFA (Single
                  Family Mtg.)                           5.875     03/01/2028   09/01/2007 A             15,037
----------------------------------------------------------------------------------------------------------------
         30,000   Orange County, FL HFA (Single
                  Family Mtg.)                           5.950     03/01/2028   09/01/2007 A             30,406
----------------------------------------------------------------------------------------------------------------
         10,000   Orange County, FL HFA (Single
                  Family Mtg.)                           6.200     10/01/2016   04/01/2008 A             10,079
----------------------------------------------------------------------------------------------------------------
         50,000   Orange County, FL Tourist Devel.
                  Tax                                    5.000     10/01/2019   10/01/2007 A             50,650
----------------------------------------------------------------------------------------------------------------
         50,000   Orlando, FL Capital Improvement        5.000     10/01/2013   10/01/2007 A             50,137
----------------------------------------------------------------------------------------------------------------
         45,000   Pace, FL Property Finance Authority    5.375     09/01/2020   09/01/2007 A             46,005
----------------------------------------------------------------------------------------------------------------
        120,000   Palm Beach County, FL Health
                  Facilities Authority (ACTS
                  Retirement/Life Communities)           5.125     11/15/2029   11/15/2008 A            120,732
----------------------------------------------------------------------------------------------------------------
         45,000   Palm Beach County, FL Health
                  Facilities Authority (Jupiter
                  Medical Center)                        5.250     08/01/2013   08/01/2007 A             45,044
----------------------------------------------------------------------------------------------------------------
         50,000   Palm Beach County, FL Health
                  Facilities Authority (Jupiter
                  Medical Center)                        5.250     08/01/2018   08/01/2007 A             50,048
----------------------------------------------------------------------------------------------------------------
         85,000   Palm Beach County, FL Health
                  Facilities Authority (Jupiter
                  Medical Center)                        5.250     08/01/2023   08/01/2007 A             85,076
----------------------------------------------------------------------------------------------------------------
         25,000   Palm Beach County, FL Health
                  Facilities Authority (Life Care
                  Retirement Communities)                5.500     10/01/2011   10/01/2007 A             25,246
----------------------------------------------------------------------------------------------------------------
         50,000   Palm Beach County, FL HFA (Chelsea
                  Commons Apartments)                    5.600     12/01/2012   06/01/2008 A             50,031
----------------------------------------------------------------------------------------------------------------
         25,000   Palm Beach County, FL HFA (Chelsea
                  Commons Apartments)                    5.800     12/01/2017   06/01/2008 A             25,296
----------------------------------------------------------------------------------------------------------------
         25,000   Palm Beach County, FL HFA (Chelsea
                  Commons Apartments)                    5.850     12/01/2022   12/01/2007 A             25,011
----------------------------------------------------------------------------------------------------------------
         10,000   Palm Beach County, FL HFA (Golden
                  Lake Hsg. Assoc.)                      6.100     08/01/2029   08/01/2007 A             10,016
----------------------------------------------------------------------------------------------------------------
        130,000   Palm Beach County, FL HFA
                  (Pinnacle Palms Apartments)            5.650     07/01/2031   06/01/2011 A            133,180
----------------------------------------------------------------------------------------------------------------
        315,000   Palm Beach County, FL HFA
                  (Windsor Park Apartments)              5.850     12/01/2033   06/01/2010 A            316,112
----------------------------------------------------------------------------------------------------------------
         35,000   Palm Beach County, FL Industrial
                  Devel. (Regents Park Boca Raton)       5.700     02/01/2024   08/01/2007 A             35,046
----------------------------------------------------------------------------------------------------------------
      1,300,000   Palm Glades, FL Community Devel.
                  District                               4.850     05/01/2011   05/01/2008 C          1,268,761
----------------------------------------------------------------------------------------------------------------
        545,000   Pasco County, FL HFA (Pasco
                  Woods)                                 5.800     08/01/2029   02/01/2009 A            558,434
----------------------------------------------------------------------------------------------------------------
         25,000   Pasco County, FL Solid Waste
                  Disposal & Res Rec                     5.375     04/01/2012   10/01/2007 A             25,179
----------------------------------------------------------------------------------------------------------------


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        45,000   Pasco County, FL Solid Waste
                  Disposal & Res Rec                     6.000%    04/01/2011   10/01/2007 A     $       45,077
----------------------------------------------------------------------------------------------------------------
         45,000   Pasco County, FL Solid Waste
                  Disposal & Res Rec                     6.000     04/01/2011   10/01/2007 A             45,077
----------------------------------------------------------------------------------------------------------------
        565,000   Pinellas County, FL HFA                5.500     03/01/2036   03/18/2008 B            577,571
----------------------------------------------------------------------------------------------------------------
      4,165,000   Pinellas County, FL HFA (Oaks of
                  Clearwater)                            6.375     06/01/2019   11/09/2013 B          4,425,604
----------------------------------------------------------------------------------------------------------------
         10,000   Pinellas County, FL HFA (Single
                  Family Hsg.)                           5.200     09/01/2021   03/01/2010 A             10,062
----------------------------------------------------------------------------------------------------------------
         35,000   Pinellas County, FL HFA (Single
                  Family Hsg.)                           5.300     09/01/2030   09/15/2007 B             35,138
----------------------------------------------------------------------------------------------------------------
        380,000   Pinellas County, FL HFA (Single
                  Family Hsg.)                           5.450     09/01/2034   03/01/2008 B            388,607
----------------------------------------------------------------------------------------------------------------
         35,000   Pinellas County, FL HFA (Single
                  Family Hsg.)                           5.550     03/01/2032   09/01/2010 A             35,084
----------------------------------------------------------------------------------------------------------------
         75,000   Pinellas County, FL HFA (Single
                  Family Hsg.)                           5.600     09/01/2025   09/01/2007 B             76,297
----------------------------------------------------------------------------------------------------------------
          5,000   Pinellas County, FL HFA (Single
                  Family Hsg.)                           6.000     09/01/2018   09/01/2007 A              5,035
----------------------------------------------------------------------------------------------------------------
         25,000   Pinellas County, FL HFA (Single
                  Family Mtg.)                           5.450     09/01/2029   09/01/2007 A             25,218
----------------------------------------------------------------------------------------------------------------
      4,250,000   Pinellas County, FL HFA (Single
                  Family Mtg.)                           5.500     09/01/2047   10/23/2012 B          4,458,080
----------------------------------------------------------------------------------------------------------------
         10,000   Pinellas County, FL HFA (Single
                  Family Mtg.)                           5.800     03/01/2029   09/01/2007 A             10,112
----------------------------------------------------------------------------------------------------------------
         60,000   Pinellas County, FL HFA, Series A      6.000     04/01/2029   04/01/2008 A             60,365
----------------------------------------------------------------------------------------------------------------
         20,000   Pinellas County, FL HFA, Series B      6.200     09/01/2034   09/01/2012 A             20,402
----------------------------------------------------------------------------------------------------------------
         25,000   Port Everglades, FL Authority,
                  Series A                               5.000     09/01/2016   09/01/2007 A             25,042
----------------------------------------------------------------------------------------------------------------
        140,000   Port Palm Beach, FL District           5.400     09/01/2018   09/01/2007 A            140,249
----------------------------------------------------------------------------------------------------------------
         25,000   Port Palm Beach, FL District           5.500     09/01/2014   09/01/2007 A             25,050
----------------------------------------------------------------------------------------------------------------
         45,000   Port Palm Beach, FL District           5.500     09/01/2024   09/01/2009 A             46,549
----------------------------------------------------------------------------------------------------------------
        125,000   Riverwood, FL Community Devel.
                  District (Sewer System)                7.750     10/01/2014   10/01/2007 A            125,525
----------------------------------------------------------------------------------------------------------------
      2,835,000   Riverwood, FL Community Devel.
                  District, Series A                     8.500     05/01/2014   11/01/2007 A          2,886,909
----------------------------------------------------------------------------------------------------------------
        285,000   Santa Rosa Bay, FL Bridge Authority    6.250     07/01/2028   07/01/2007 A            288,246
----------------------------------------------------------------------------------------------------------------
         25,000   Sarasota County, FL Public Hospital
                  Board (Sarasota Memorial Hospital)     5.375     10/01/2020   10/01/2007 A             25,455
----------------------------------------------------------------------------------------------------------------
        250,000   Seminole County, FL GO                 5.125     04/01/2012   04/01/2008 A            250,253
----------------------------------------------------------------------------------------------------------------
         35,000   South Miami, FL Health Facilities
                  Authority (BHM/BHSSF/HHI/SMH/SMHS
                  Obligated Group)                       5.500     10/01/2020   10/01/2007 A             35,350
----------------------------------------------------------------------------------------------------------------
         50,000   St. Petersburg Beach, FL GO            5.250     10/01/2013   10/01/2007 A             50,056
----------------------------------------------------------------------------------------------------------------
         35,000   Tallahassee, FL Health Facilities
                  (Tallahassee Memorial Medical
                  Center)                                6.000     12/01/2015   12/01/2007 A             35,054
----------------------------------------------------------------------------------------------------------------
         10,000   Tampa, FL Solid Waste (McKay Bay
                  Refuse-to-Energy)                      5.250     10/01/2014   10/01/2010 A             10,298
----------------------------------------------------------------------------------------------------------------


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$     1,555,000   Village, FL Community Devel.
                  District                               7.625%    05/01/2017   05/01/2008 A     $    1,578,247
----------------------------------------------------------------------------------------------------------------
         60,000   Volusia County, FL Educational
                  Facility Authority (Stetson
                  University)                            5.500     06/01/2022   12/01/2007 A             60,672
----------------------------------------------------------------------------------------------------------------
        280,000   Volusia County, FL Health Facilities
                  Authority (John Knox Village of
                  Florida)                               6.000     06/01/2017   12/01/2007 A            283,212
----------------------------------------------------------------------------------------------------------------
         10,000   Volusia County, FL HFA (Spring
                  Arbor Apartments)                      5.200     08/01/2023   02/01/2010 A             10,162
----------------------------------------------------------------------------------------------------------------
      1,000,000   Waterford Estates, FL Community
                  Devel. District Special Assessment     5.125     05/01/2013   05/15/2009 C            993,460
                                                                                                 ---------------
                                                                                                    133,933,656
----------------------------------------------------------------------------------------------------------------
GEORGIA--1.8%
         95,000   Acworth, GA Hsg. Authority
                  (Wingate Falls Apartments)             6.125     03/01/2017   09/01/2007 A             97,115
----------------------------------------------------------------------------------------------------------------
        600,000   Albany-Dougherty, GA Payroll Devel.
                  Authority (Proctor & Gamble
                  Company)                               5.300     05/15/2026   05/15/2008 A            608,604
----------------------------------------------------------------------------------------------------------------
         20,000   Atlanta, GA Airport                    5.625     01/01/2025   01/01/2010 A             20,762
----------------------------------------------------------------------------------------------------------------
        275,000   Atlanta, GA Airport                    5.625     01/01/2030   01/01/2010 A            285,475
----------------------------------------------------------------------------------------------------------------
      2,045,000   Atlanta, GA Devel. Authority
                  Student Hsg. (ADA/CAU Partners) 1      6.000     07/01/2036   07/01/2016 A          2,238,089
----------------------------------------------------------------------------------------------------------------
        140,000   Atlanta, GA Devel. Authority
                  Student Hsg. (ADA/CAU Partners)        6.250     07/01/2036   07/01/2014 A            155,826
----------------------------------------------------------------------------------------------------------------
         85,000   Atlanta, GA GO                         5.000     12/01/2016   12/01/2007 A             85,000
----------------------------------------------------------------------------------------------------------------
         20,000   Atlanta, GA Hsg. Authority (Village
                  at Castleberry)                        5.300     02/20/2029   02/20/2011 A             20,213
----------------------------------------------------------------------------------------------------------------
         75,000   Atlanta, GA Hsg. Authority (Village
                  at Castleberry)                        5.400     02/20/2039   02/20/2011 A             75,784
----------------------------------------------------------------------------------------------------------------
         25,000   Atlanta, GA Solid Waste
                  Management Authority (Landfill
                  Closure)                               5.000     12/01/2016   12/01/2007 A             25,023
----------------------------------------------------------------------------------------------------------------
         20,000   Atlanta, GA Solid Waste
                  Management Authority (Landfill
                  Closure)                               5.250     12/01/2021   12/01/2007 A             20,015
----------------------------------------------------------------------------------------------------------------
      1,000,000   Atlanta, GA Tax Allocation
                  (Eastside)                             5.625     01/01/2016   03/27/2012 C          1,020,980
----------------------------------------------------------------------------------------------------------------
         60,000   Atlanta, GA Urban Residential
                  Finance Authority (Fulton Cotton
                  Mill)                                  6.125     05/20/2027   11/20/2007 A             61,151
----------------------------------------------------------------------------------------------------------------
        195,000   Augusta, GA Hsg. Authority (Bon Air
                  Apartments)                            5.100     11/20/2045   11/20/2014 A            192,241
----------------------------------------------------------------------------------------------------------------
        210,000   Burke County, GA Devel. Authority
                  (Georgia Power Company)                5.000     10/01/2032   10/01/2007 A            210,118
----------------------------------------------------------------------------------------------------------------
        750,000   Burke County, GA Devel. Authority
                  (Georgia Power Company)                5.450     05/01/2034   11/01/2007 A            750,630
----------------------------------------------------------------------------------------------------------------
        730,000   Burke County, GA Devel. Authority
                  (Georgia Power Company)                5.450     05/01/2034   11/01/2007 A            730,299
----------------------------------------------------------------------------------------------------------------
         35,000   Cartersville, GA Devel. Authority
                  (Anheuser-Busch Companies)             6.125     05/01/2027   11/01/2007 A             35,399
----------------------------------------------------------------------------------------------------------------


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        75,000   Chatham County, GA Hospital
                  Authority (Memorial Medical Center)    6.125%    01/01/2024   07/01/2011 A   $         79,413
----------------------------------------------------------------------------------------------------------------
        165,000   Chatham County, GA Hospital
                  Authority (Memorial Medical
                  Center-Savannah)                       5.500     01/01/2021   07/01/2007 A            168,170
----------------------------------------------------------------------------------------------------------------
        275,000   Chatham County, GA Hospital
                  Authority (Memorial Medical
                  Center-Savannah)                       5.700     01/01/2019   07/01/2007 A            280,858
----------------------------------------------------------------------------------------------------------------
         80,000   Clayton County, GA Hsg. Authority
                  (Pointe Clear Apartments)              5.750     07/01/2029   07/01/2007 A             81,002
----------------------------------------------------------------------------------------------------------------
         10,000   Cobb County, GA Hsg. Authority
                  (Garrison Plantation)                  5.750     07/01/2014   07/01/2007 A             10,012
----------------------------------------------------------------------------------------------------------------
         15,000   Colquitt County, GA Hospital
                  Authority Anticipation Certificates    5.500     03/01/2016   09/01/2007 A             15,165
----------------------------------------------------------------------------------------------------------------
         85,000   Dalton, GA Devel. Authority
                  (Hamilton Health Care
                  System/Hamilton Medical Center
                  Obligated Group)                       5.250     08/15/2026   08/15/2007 A             86,332
----------------------------------------------------------------------------------------------------------------
      9,500,000   East Point, GA (Camp Creek),
                  Series B 1                             8.000     02/01/2026   08/01/2012 A         10,695,670
----------------------------------------------------------------------------------------------------------------
      3,000,000   Floyd County, GA Devel. Authority
                  (Temple-Inland)                        5.700     12/01/2015   12/01/2013 A          3,112,500
----------------------------------------------------------------------------------------------------------------
         35,000   Fulton County, GA Devel. Authority
                  (CAU)                                  5.375     01/01/2020   07/01/2007 A             35,252
----------------------------------------------------------------------------------------------------------------
         20,000   Fulton County, GA Devel. Authority
                  (Cauley Creek Water)                   5.250     02/01/2021   02/01/2011 A             20,501
----------------------------------------------------------------------------------------------------------------
         30,000   Fulton County, GA Hospital
                  Authority (Northside Hospital)         5.375     10/01/2012   10/01/2007 A             30,032
----------------------------------------------------------------------------------------------------------------
         20,000   GA HFA (Lake Vista Apartments)         5.950     01/01/2027   01/01/2008 A             20,338
----------------------------------------------------------------------------------------------------------------
         15,000   GA HFA (Single Family Mtg.)            5.300     12/01/2022   06/01/2011 A             15,182
----------------------------------------------------------------------------------------------------------------
        595,000   GA HFA (Single Family Mtg.)            5.350     12/01/2022   12/01/2011 A            605,032
----------------------------------------------------------------------------------------------------------------
         60,000   GA HFA (Single Family Mtg.)            5.500     12/01/2032   12/01/2011 A             61,186
----------------------------------------------------------------------------------------------------------------
         65,000   GA HFA (Single Family Mtg.)            5.550     12/01/2026   06/01/2008 A             65,398
----------------------------------------------------------------------------------------------------------------
         15,000   GA Hsg. & Finance Authority (Single
                  Family Mtg.)                           5.100     12/01/2020   12/01/2010 A             15,205
----------------------------------------------------------------------------------------------------------------
         25,000   GA Hsg. & Finance Authority (Single
                  Family Mtg.)                           5.125     06/01/2019   06/01/2009 A             25,150
----------------------------------------------------------------------------------------------------------------
         10,000   GA Municipal Assoc. (Atlanta
                  Detention Center)                      5.000     12/01/2023   12/01/2008 A             10,205
----------------------------------------------------------------------------------------------------------------
         55,000   GA Municipal Gas Authority
                  (Warner Robins)                        6.125     01/01/2026   07/01/2007 A             55,096
----------------------------------------------------------------------------------------------------------------
         50,000   George L. Smith II, GA World
                  Congress Center Authority (Domed
                  Stadium)                               5.500     07/01/2020   07/01/2011 A             52,073
----------------------------------------------------------------------------------------------------------------
          5,000   Gwinnett County, GA Hospital
                  Authority (Gwinnett Hospital System)   5.000     09/01/2010   09/01/2007 A              5,004
----------------------------------------------------------------------------------------------------------------
         20,000   Hinesville, GA Leased Hsg. Corp.
                 (Regency Park)                          7.250     01/15/2011   01/15/2011 A             20,842
----------------------------------------------------------------------------------------------------------------


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        60,000   Macon-Bibb County, GA Industrial
                  Authority                              6.000%    05/01/2013   11/01/2007 A   $         60,082
----------------------------------------------------------------------------------------------------------------
         20,000   Macon-Bibb County, GA Industrial
                  Authority                              6.100     05/01/2018   11/01/2007 A             20,022
----------------------------------------------------------------------------------------------------------------
         15,000   Marietta, GA Devel. Authority (Life
                  College)                               5.800     09/01/2019   09/01/2007 A             15,046
----------------------------------------------------------------------------------------------------------------
      1,000,000   McDuffie County, GA County Devel.
                  Authority (Temple-Inland)              6.950     12/01/2023   09/02/2013 A          1,059,900
----------------------------------------------------------------------------------------------------------------
      2,347,000   Northwestern Gwinnett County, GA
                  Facilities Corp. COP (Dept. of Labor)  5.000     06/15/2021   11/27/2015 B          2,356,787
----------------------------------------------------------------------------------------------------------------
        925,000   Northwestern Gwinnett County, GA
                  Facilities Corp. COP (Dept. of Motor
                  Vehicle Safety)                        5.000     06/15/2021   08/04/2015 B            928,857
----------------------------------------------------------------------------------------------------------------
         40,000   Private Colleges & University
                  Authority, GA (Mercer University)      5.250     10/01/2013   10/01/2009 A             40,918
----------------------------------------------------------------------------------------------------------------
         65,000   Richmond County, GA Devel.
                  Authority (International Paper
                  Company)                               5.400     02/01/2023   02/01/2010 A             66,044
----------------------------------------------------------------------------------------------------------------
         25,000   Richmond County, GA Devel.
                  Authority (International Paper
                  Company)                               5.800     12/01/2020   12/01/2009 A             25,556
----------------------------------------------------------------------------------------------------------------
         50,000   Richmond County, GA Devel.
                  Authority (International Paper
                  Company)                               6.250     02/01/2025   02/01/2011 A             52,758
----------------------------------------------------------------------------------------------------------------
        215,000   Richmond County, GA Water & Sewer      5.250     10/01/2022   10/01/2007 A            218,092
----------------------------------------------------------------------------------------------------------------
         85,000   Richmond County, GA Water & Sewer      5.250     10/01/2028   10/01/2007 A             86,144
----------------------------------------------------------------------------------------------------------------
      5,185,000   Rockdale County, GA Devel.
                  Authority (Visy Paper)                 7.400     01/01/2016   07/01/2007 A          5,218,651
----------------------------------------------------------------------------------------------------------------
      1,000,000   Rockdale County, GA Devel.
                  Authority (Visy Paper)                 7.500     01/01/2026   07/01/2007 A          1,006,490
----------------------------------------------------------------------------------------------------------------
         10,000   Rome, GA New Public Hsg. Authority     5.750     11/01/2010   11/01/2007 A             10,488
----------------------------------------------------------------------------------------------------------------
        210,000   Savannah, GA EDA (University
                  Financing Foundation)                  6.750     11/15/2031   11/15/2010 A            227,909
----------------------------------------------------------------------------------------------------------------
        100,000   Savannah, GA Res Rec                   5.000     08/01/2012   08/01/2007 A            100,097
----------------------------------------------------------------------------------------------------------------
        625,000   Vienna, GA Water & Sewer (Tyson Foods) 5.625     09/01/2012   09/01/2009 A            630,288
                                                                                               -----------------
                                                                                                     34,322,471
----------------------------------------------------------------------------------------------------------------
HAWAII--1.6%
      6,770,000   HI Airports System 2                   5.625     07/01/2018   07/01/2011 A          7,087,953
----------------------------------------------------------------------------------------------------------------
     14,000,000   HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company) 2  5.700     07/01/2020   07/11/2010 A         14,680,400
----------------------------------------------------------------------------------------------------------------
      2,005,000   HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company)    5.450     11/01/2023   11/01/2007 A          2,015,606
----------------------------------------------------------------------------------------------------------------
         85,000   HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company)    5.650     10/01/2027   10/01/2013 A             90,648
----------------------------------------------------------------------------------------------------------------


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
HAWAII CONTINUED
----------------------------------------------------------------------------------------------------------------
$     3,895,000   HI Harbor Capital Improvement          5.500%    07/01/2027   07/01/2009 A   $      3,976,522
----------------------------------------------------------------------------------------------------------------
         75,000   HI Harbor System, Series A             5.750     07/01/2029   07/01/2010 A             78,793
----------------------------------------------------------------------------------------------------------------
      1,005,000   HI HFDC (Single Family Mtg.)           5.400     07/01/2030   07/01/2010 A          1,022,618
----------------------------------------------------------------------------------------------------------------
         90,000   HI HFDC (Single Family Mtg.)           5.750     07/01/2030   07/01/2007 A             91,168
----------------------------------------------------------------------------------------------------------------
        300,000   Kuakini, HI Health System (Kuakini
                  Health System/Kuakini Medical
                  Center/Kuakini Geriatric Care
                  Obligated Group)                       6.375     07/01/2032   07/01/2012 A            323,013
                                                                                               -----------------
                                                                                                     29,366,721
----------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
        195,000   Boise City, ID COP                     5.600     09/01/2030   09/01/2007 A            199,228
----------------------------------------------------------------------------------------------------------------
         50,000   ID Health Facilities Authority
                  (Idaho Elks Rehabilitation Hospital)   5.000     07/15/2008   07/15/2008               50,267
----------------------------------------------------------------------------------------------------------------
         85,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           5.250     07/01/2011   01/01/2010 A             85,717
----------------------------------------------------------------------------------------------------------------
         10,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           5.400     07/01/2018   05/01/2008 B             10,099
----------------------------------------------------------------------------------------------------------------
         20,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           5.400     07/01/2020   07/15/2007 B             20,198
----------------------------------------------------------------------------------------------------------------
         20,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           5.600     07/01/2021   01/01/2012 A             20,280
----------------------------------------------------------------------------------------------------------------
         45,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           6.000     07/01/2029   07/01/2009 A             45,722
----------------------------------------------------------------------------------------------------------------
         10,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           6.050     01/01/2026   01/01/2009 A             10,130
----------------------------------------------------------------------------------------------------------------
         10,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                           6.350     07/01/2016   07/01/2007 A             10,090
----------------------------------------------------------------------------------------------------------------
          5,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.), Series F                 6.050     07/01/2009   07/01/2007 B              5,079
----------------------------------------------------------------------------------------------------------------
         10,000   ID Hsg. & Finance Assoc. (Single
                  Family Mtg.), Series H-2               6.200     07/01/2028   11/15/2007 B             10,093
----------------------------------------------------------------------------------------------------------------
        120,000   ID Hsg. Agency (Single Family Mtg.)    6.450     07/01/2027   07/01/2007 A            122,256
----------------------------------------------------------------------------------------------------------------
         20,000   ID Hsg. Agency (Single Family Mtg.)    6.700     07/01/2027   07/01/2007 A             20,442
----------------------------------------------------------------------------------------------------------------
         10,000   ID Hsg. Agency (Single Family Mtg.),
                  Series A                               6.125     07/01/2026   01/01/2008 C             10,187
----------------------------------------------------------------------------------------------------------------
         75,000   ID Water Resource Board (United
                  Waterworks)                            5.300     08/01/2027   08/01/2007 A             75,050
----------------------------------------------------------------------------------------------------------------
         25,000   Malad, ID Water                        5.500     03/01/2014   09/01/2007 A             25,055
----------------------------------------------------------------------------------------------------------------
      2,395,000   Pocatello, ID Devel. Authority
                  Revenue Allocation Tax Increment,
                  Series A                               5.500     08/01/2017   02/08/2014 B          2,392,126
                                                                                               -----------------
                                                                                                      3,112,019
----------------------------------------------------------------------------------------------------------------
ILLINOIS--8.3%
        850,000   Bedford Park, IL Tax                   5.125     12/30/2018   12/30/2015 A            856,409
----------------------------------------------------------------------------------------------------------------
        680,000   Bryant, IL Pollution Control
                  (Central Illinois Light Company)       5.900     08/01/2023   08/01/2007 A            685,080
----------------------------------------------------------------------------------------------------------------
         25,000   Bryant, IL Pollution Control
                  (Central Illinois Light Company)       5.900     08/01/2023   08/01/2007 A             25,039
----------------------------------------------------------------------------------------------------------------


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------
$       715,000   Bryant, IL Pollution Control (Central
                  Illinois Light Company)                5.900%    08/01/2023   08/01/2007 A   $        722,665
----------------------------------------------------------------------------------------------------------------
        125,000   Chatham Area, IL Public Library
                  District                               6.300     02/01/2010   08/01/2007 A            125,261
----------------------------------------------------------------------------------------------------------------
      6,000,000   Chicago, IL (Single Family Mtg.)       5.350     06/01/2043   10/03/2016 B          6,228,120
----------------------------------------------------------------------------------------------------------------
      1,440,000   Chicago, IL (Single Family Mtg.)       5.500     10/01/2020   10/01/2007 C          1,450,944
----------------------------------------------------------------------------------------------------------------
      6,850,000   Chicago, IL (Single Family Mtg.)       5.500     06/01/2038   02/08/2019 B          7,242,163
----------------------------------------------------------------------------------------------------------------
      1,240,000   Chicago, IL (Single Family Mtg.)       5.750     04/01/2035   10/01/2016 A          1,259,617
----------------------------------------------------------------------------------------------------------------
      5,920,000   Chicago, IL (Single Family Mtg.)       5.750     12/01/2042   11/01/2016 B          6,352,515
----------------------------------------------------------------------------------------------------------------
        270,000   Chicago, IL (Single Family Mtg.)       6.300     09/01/2029   09/01/2013 A            280,306
----------------------------------------------------------------------------------------------------------------
      3,970,000   Chicago, IL (Single Family Mtg.),
                  Series A                               5.700     12/01/2042   10/01/2016 B          4,257,666
----------------------------------------------------------------------------------------------------------------
         95,000   Chicago, IL Board of Education
                  (Chicago School Reform)                5.250     12/01/2027   12/01/2007 A             97,250
----------------------------------------------------------------------------------------------------------------
         50,000   Chicago, IL Board of Education
                  (Chicago School Reform)                5.250     12/01/2030   12/01/2007 A             51,184
----------------------------------------------------------------------------------------------------------------
         25,000   Chicago, IL Metropolitan Hsg. Devel.
                  Corp.                                  6.850     07/01/2022   07/01/2007 A             25,597
----------------------------------------------------------------------------------------------------------------
         65,000   Chicago, IL Midway Airport, Series A   5.000     01/01/2028   01/01/2009 A             65,623
----------------------------------------------------------------------------------------------------------------
         55,000   Chicago, IL Midway Airport, Series A   5.100     01/01/2031   01/01/2012 A             55,806
----------------------------------------------------------------------------------------------------------------
        910,000   Chicago, IL Midway Airport, Series A   5.125     01/01/2031   01/01/2010 A            921,457
----------------------------------------------------------------------------------------------------------------
        335,000   Chicago, IL Midway Airport, Series A   5.125     01/01/2035   01/01/2010 A            339,000
----------------------------------------------------------------------------------------------------------------
     12,950,000   Chicago, IL Midway Airport, Series A   5.500     01/01/2029   07/01/2007 A         13,095,558
----------------------------------------------------------------------------------------------------------------
        475,000   Chicago, IL Midway Airport, Series B   5.625     01/01/2029   07/01/2007 A            480,206
----------------------------------------------------------------------------------------------------------------
        260,000   Chicago, IL Midway Airport, Series B   5.750     01/01/2022   07/01/2007 A            262,886
----------------------------------------------------------------------------------------------------------------
         25,000   Chicago, IL Multifamily Hsg. (Archer
                  Courts Apartments)                     5.500     12/20/2019   11/20/2011 A             25,600
----------------------------------------------------------------------------------------------------------------
         75,000   Chicago, IL Multifamily Hsg. (Hearts
                  United Apartments)                     5.600     01/01/2041   01/01/2016 A             76,571
----------------------------------------------------------------------------------------------------------------
         25,000   Chicago, IL Multifamily Hsg. (St.
                  Edmund's Village)                      6.125     09/20/2024   09/20/2010 A             25,841
----------------------------------------------------------------------------------------------------------------
      8,000,000   Chicago, IL O'Hare International
                  Airport 2                              5.750     01/01/2023   01/01/2014 A          8,638,080
----------------------------------------------------------------------------------------------------------------
         30,000   Chicago, IL O'Hare International
                  Airport                                5.100     01/01/2026   01/01/2012 A             30,464
----------------------------------------------------------------------------------------------------------------
         30,000   Chicago, IL O'Hare International
                  Airport (General Airport)              5.250     01/01/2030   01/01/2014 A             31,069
----------------------------------------------------------------------------------------------------------------
         60,000   Chicago, IL O'Hare International
                  Airport (General Airport)              5.250     01/01/2034   01/01/2014 A             62,035
----------------------------------------------------------------------------------------------------------------
          5,000   Chicago, IL O'Hare International
                  Airport (General Airport), Series A    5.250     01/01/2023   01/01/2012 A              5,150
----------------------------------------------------------------------------------------------------------------
        695,000   Chicago, IL O'Hare International
                  Airport (General Airport), Series A    5.375     01/01/2032   01/01/2012 A            715,982
----------------------------------------------------------------------------------------------------------------
        190,000   Chicago, IL O'Hare International
                  Airport (General Airport), Series A    5.500     01/01/2016   07/01/2007 A            193,359
----------------------------------------------------------------------------------------------------------------
        185,000   Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)    5.250     01/01/2032   01/01/2012 A            189,163
----------------------------------------------------------------------------------------------------------------
         15,000   Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)    5.350     01/01/2026   01/01/2012 A             15,485
----------------------------------------------------------------------------------------------------------------


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------
$        20,000   Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)    5.375%    01/01/2032   01/01/2012 A   $         20,623
----------------------------------------------------------------------------------------------------------------
      4,030,000   Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge) 1  5.600     01/01/2010   07/01/2007 A          4,063,368
----------------------------------------------------------------------------------------------------------------
      1,000,000   Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)    5.625     01/01/2012   07/01/2007 A          1,008,400
----------------------------------------------------------------------------------------------------------------
         85,000   Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)    5.625     01/01/2015   07/01/2007 A             85,714
----------------------------------------------------------------------------------------------------------------
         65,000   Greenville, IL Educational Facilities
                  Authority (Greenville College)         6.000     12/01/2009   12/01/2007 A             65,072
----------------------------------------------------------------------------------------------------------------
        245,000   Harvey, IL GO                          6.700     02/01/2009   08/01/2007 A            245,500
----------------------------------------------------------------------------------------------------------------
     12,280,000   Hodgkins, IL Environmental
                  Improvement (Metropolitan
                  Biosolids Management)                  6.000     11/01/2015   11/01/2008 A         12,634,401
----------------------------------------------------------------------------------------------------------------
         25,000   IL Devel. Finance Authority
                  (Community Rehabilitation
                  Providers)                             5.700     07/01/2019   07/01/2008 A             25,468
----------------------------------------------------------------------------------------------------------------
         20,000   IL Devel. Finance Authority
                  (Community Rehabilitation
                  Providers)                             6.050     07/01/2019   07/01/2007 A             20,328
----------------------------------------------------------------------------------------------------------------
      2,540,000   IL Devel. Finance Authority (Olin
                  Corp.)                                 6.750     03/01/2016   04/01/2013 A          2,695,423
----------------------------------------------------------------------------------------------------------------
         15,000   IL Devel. Finance Authority
                  (Watseka)                              5.750     01/01/2016   07/01/2007 A             15,023
----------------------------------------------------------------------------------------------------------------
        225,000   IL Devel. Finance Authority Gas
                  Supply (North Shore Gas Company)       5.000     12/01/2028   12/01/2007 A            225,263
----------------------------------------------------------------------------------------------------------------
        340,000   IL Devel. Finance Authority Pollution
                  Control (Central Illinois Public
                  Service Company)                       5.700     08/15/2026   08/15/2007 A            340,337
----------------------------------------------------------------------------------------------------------------
     14,000,000   IL Devel. Finance Authority Pollution
                  Control (Central Illinois Public
                  Service Company)                       5.950     08/15/2026   12/01/2007 A         14,091,420
----------------------------------------------------------------------------------------------------------------
        305,000   IL Devel. Finance Authority Pollution
                  Control (Illinois Power Company)       5.400     03/01/2028   09/01/2007 A            305,305
----------------------------------------------------------------------------------------------------------------
        880,000   IL Devel. Finance Authority Pollution
                  Control (Illinois Power Company)       5.700     02/01/2024   08/01/2007 A            890,622
----------------------------------------------------------------------------------------------------------------
        240,000   IL Devel. Finance Authority Water
                  Facilities (Illinois-American Water
                  Company)                               5.150     08/01/2023   08/01/2007 A            240,086
----------------------------------------------------------------------------------------------------------------
        180,000   IL Devel. Finance Authority Water
                  Facilities (Northern Illinois Water
                  Company)                               5.000     02/01/2028   08/01/2007 A            180,031
----------------------------------------------------------------------------------------------------------------
        285,000   IL Devel. Finance Authority Water
                  Facilities (Northern Illinois Water
                  Company)                               5.500     12/01/2026   12/01/2007 A            285,259
----------------------------------------------------------------------------------------------------------------
         50,000   IL Educational Facilities Authority
                  (Robert Morris College)                5.375     06/01/2015   12/01/2007 A             50,318
----------------------------------------------------------------------------------------------------------------
        620,000   IL Finance Authority (Beacon Hill)     5.000     02/15/2012   02/15/2010 A            622,356
----------------------------------------------------------------------------------------------------------------
        385,000   IL Finance Authority (Beacon Hill)     5.250     02/15/2014   02/15/2010 A            387,487
----------------------------------------------------------------------------------------------------------------
      8,000,000   IL GO                                  5.250     12/01/2020   12/01/2007 A          8,046,880
----------------------------------------------------------------------------------------------------------------
        200,000   IL GO                                   5.350     02/01/2015  02/01/2008 A            202,232
----------------------------------------------------------------------------------------------------------------


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------
$       750,000   IL GO                                  5.375%    02/01/2022   08/01/2007 A   $        758,265
----------------------------------------------------------------------------------------------------------------
        740,000   IL GO                                  5.500     07/01/2010   07/01/2007 A            741,088
----------------------------------------------------------------------------------------------------------------
         35,000   IL GO                                  5.750     07/01/2016   07/01/2007 A             35,059
----------------------------------------------------------------------------------------------------------------
         20,000   IL Health Facilities Authority
                  (Advocate Health)                      5.875     08/15/2022   08/15/2007 A             20,435
----------------------------------------------------------------------------------------------------------------
         25,000   IL Health Facilities Authority
                  (Holy Family Medical Center)           5.125     08/15/2017   08/15/2007 A             25,273
----------------------------------------------------------------------------------------------------------------
         65,000   IL Health Facilities Authority
                  (Little Company of Mary Hospital
                  of Illinois)                           5.500     08/15/2021   08/15/2007 A             66,395
----------------------------------------------------------------------------------------------------------------
         50,000   IL Health Facilities Authority
                  (Sarah Bush Lincoln Health Center)     6.000     02/15/2026   08/15/2007 A             50,573
----------------------------------------------------------------------------------------------------------------
         25,000   IL Health Facilities Authority
                  (Sherman Health System)                5.250     08/01/2027   08/01/2007 A             25,489
----------------------------------------------------------------------------------------------------------------
         30,000   IL Health Facilities Authority
                  (West Suburban Hospital Medical
                  Center)                                5.750     07/01/2015   07/01/2009 A             31,312
----------------------------------------------------------------------------------------------------------------
         85,000   IL Health Facilities Authority
                  (West Suburban Hospital Medical
                  Center)                                5.750     07/01/2020   07/01/2009 A             88,817
----------------------------------------------------------------------------------------------------------------
        230,000   IL Hsg. Devel. Authority
                  (Homeowner Mtg.)                       5.500     08/01/2026   03/15/2009 B            234,377
----------------------------------------------------------------------------------------------------------------
      1,105,000   IL Hsg. Devel. Authority
                  (Homeowner Mtg.)                       5.500     08/01/2028   05/01/2010 A          1,116,404
----------------------------------------------------------------------------------------------------------------
         15,000   IL Hsg. Devel. Authority
                  (Homeowner Mtg.)                       5.600     08/01/2027   02/01/2012 A             15,377
----------------------------------------------------------------------------------------------------------------
         15,000   IL Hsg. Devel. Authority
                  (Homeowner Mtg.)                       5.600     08/01/2032   08/01/2011 A             15,333
----------------------------------------------------------------------------------------------------------------
         15,000   IL Hsg. Devel. Authority
                  (Homeowner Mtg.)                       5.650     08/01/2031   07/01/2010 A             15,186
----------------------------------------------------------------------------------------------------------------
         20,000   IL Hsg. Devel. Authority
                  (Multifamily Program), Series 3        6.050     09/01/2010   09/01/2007 A             20,262
----------------------------------------------------------------------------------------------------------------
         75,000   IL Hsg. Devel. Authority
                  (Multifamily Program), Series 3        6.200     09/01/2023   09/01/2007 A             75,627
----------------------------------------------------------------------------------------------------------------
          5,000   IL Hsg. Devel. Authority
                  (Multifamily Program), Series 5        6.650     09/01/2014   09/01/2007 A              5,005
----------------------------------------------------------------------------------------------------------------
          5,000   IL Hsg. Devel. Authority, Series
                  A-2                                    5.625     08/01/2033   02/01/2012 A              5,010
----------------------------------------------------------------------------------------------------------------
        200,000   IL Hsg. Devel. Authority, Series
                  C-2                                    5.250     08/01/2022   08/01/2012 A            202,348
----------------------------------------------------------------------------------------------------------------
         50,000   IL Metropolitan Pier & Exposition
                  Authority                              5.250     06/15/2012   12/15/2007 A             50,041
----------------------------------------------------------------------------------------------------------------
      8,400,000   IL Metropolitan Pier & Exposition
                  Authority                              5.375     06/01/2014   12/01/2007 A          8,493,156
----------------------------------------------------------------------------------------------------------------
        565,000   IL Metropolitan Pier & Exposition
                  Authority                              6.500     06/15/2027   12/15/2007 A            569,164
----------------------------------------------------------------------------------------------------------------
         10,000   IL Metropolitan Pier & Exposition
                  Authority                              6.500     06/15/2027   12/15/2007 A             10,019
----------------------------------------------------------------------------------------------------------------
         25,000   IL Sales Tax                           5.000     06/15/2016   12/15/2007 A             25,147
----------------------------------------------------------------------------------------------------------------
      2,795,000   IL Sales Tax 1                         5.250     06/15/2018   12/15/2007 A          2,803,776
----------------------------------------------------------------------------------------------------------------
         25,000   IL Sales Tax, Series U                 5.000     06/15/2012   06/15/2008 A             25,022
----------------------------------------------------------------------------------------------------------------
        530,000   Joliet, IL GO                          6.250     01/01/2011   07/01/2007 A            531,124
----------------------------------------------------------------------------------------------------------------
         45,000   Lake County, IL HFC, Series A          6.800     05/01/2023   11/01/2007 A             45,063
----------------------------------------------------------------------------------------------------------------


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------
$     4,510,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel) 1          5.500%    01/01/2020   01/01/2016 A   $      4,783,261
----------------------------------------------------------------------------------------------------------------
      4,260,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)            5.500     01/01/2025   01/01/2016 A          4,508,912
----------------------------------------------------------------------------------------------------------------
      6,000,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)            5.500     01/01/2030   01/01/2016 A          6,337,620
----------------------------------------------------------------------------------------------------------------
     19,335,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)            5.500     01/01/2036   01/01/2016 A         20,284,735
----------------------------------------------------------------------------------------------------------------
         45,000   Rockford, IL (Faust Landmark
                  Apartments)                            6.750     01/01/2018   07/01/2007 A             46,394
----------------------------------------------------------------------------------------------------------------
        150,000   Southwestern IL Devel. Authority
                  (Illinois-American Water Company)      5.000     02/01/2028   08/01/2007 A            150,026
----------------------------------------------------------------------------------------------------------------
        255,000   Southwestern IL Devel. Authority
                  (Illinois-American Water Company)      5.100     06/01/2029   06/01/2008 A            255,890
----------------------------------------------------------------------------------------------------------------
         20,000   Southwestern IL Devel. Authority
                  (Meridian Village Assoc.)              5.250     08/20/2023   08/20/2010 A             20,337
----------------------------------------------------------------------------------------------------------------
         45,000   West Chicago, IL Industrial Devel.
                  (Leggett & Platt)                      6.900     09/01/2024   09/01/2007 A             45,095
----------------------------------------------------------------------------------------------------------------
         50,000   Will-Kankakee, IL Regional Devel.
                  Authority (Consumers Illinois Water
                  Company)                               5.400     09/01/2030   09/01/2007 A             50,808
                                                                                               -----------------
                                                                                                    154,219,292
----------------------------------------------------------------------------------------------------------------
INDIANA--0.3%
         60,000   Frankfort, IN Middle Schools
                  Building Corp.                         5.500     07/10/2010   07/10/2007 A             60,677
----------------------------------------------------------------------------------------------------------------
      1,665,000   Huntington, IN EDC (Quanex Corp.)      6.500     08/01/2010   08/01/2007 A          1,666,881
----------------------------------------------------------------------------------------------------------------
      1,860,000   IN Airport Authority (Federal
                  Express)                               5.500     05/01/2029   05/01/2008 A          1,888,402
----------------------------------------------------------------------------------------------------------------
        225,000   IN Devel. Finance Authority (USX
                  Corp.)                                 6.150     07/15/2022   07/15/2007 A            229,826
----------------------------------------------------------------------------------------------------------------
        205,000   IN Devel. Finance Authority (USX
                  Corp.)                                 6.250     07/15/2030   07/15/2007 A            209,414
----------------------------------------------------------------------------------------------------------------
         30,000   IN Health Facility Financing
                  Authority (Community Hospital of
                  Anderson)                              6.000     01/01/2014   07/01/2007 A             30,528
----------------------------------------------------------------------------------------------------------------
        610,000   IN Health Facility Financing
                  Authority (Kings Daughters
                  Hospital Assoc.)                       5.625     08/15/2027   08/15/2007 A            623,054
----------------------------------------------------------------------------------------------------------------
         15,000   IN HFA                                 6.100     07/01/2022   07/01/2007 A             15,128
----------------------------------------------------------------------------------------------------------------
         30,000   IN HFA (Single Family Mtg.)            5.250     07/01/2023   02/15/2008 B             30,343
----------------------------------------------------------------------------------------------------------------
         10,000   IN HFA (Single Family Mtg.)            5.600     07/01/2021   01/01/2011 A             10,170
----------------------------------------------------------------------------------------------------------------
         15,000   IN HFA (Single Family Mtg.)            6.000     07/01/2019   07/01/2007 A             15,117
----------------------------------------------------------------------------------------------------------------
        490,000   IN Hsg. & Community Devel.
                  Authority (Single Family Mtg.)         5.250     01/01/2037   03/15/2012 B            510,801
----------------------------------------------------------------------------------------------------------------
        255,000   IN Municipal Power Agency, Series A    5.300     01/01/2023   07/01/2007 A            257,290
----------------------------------------------------------------------------------------------------------------
         60,000   Lake County, IN Redevel. Authority     6.450     02/01/2011   08/01/2007 A             60,125
----------------------------------------------------------------------------------------------------------------
        840,000   Madison County, IN Hospital
                  Authority (Community Hospital of
                  Anderson)                              8.000     01/01/2014   07/01/2007 A            845,099
----------------------------------------------------------------------------------------------------------------


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        40,000   New Albany, IN Hospital Facilities
                  (Mercy Health System)                  5.625%    01/01/2027   10/01/2008 A   $         40,820
----------------------------------------------------------------------------------------------------------------
         25,000   Perry County, IN Redevel. Authority    6.000     02/01/2012   08/01/2007 A             25,037
----------------------------------------------------------------------------------------------------------------
         15,000   St. Joseph County, IN Educational
                  Facilities (University of Notre
                  Dame)                                  5.000     03/01/2027   03/01/2008 A             15,045
                                                                                               -----------------
                                                                                                      6,533,757
----------------------------------------------------------------------------------------------------------------
IOWA--2.5%
        100,000   Cedar Rapids, IA GO                    5.000     06/01/2011   12/01/2007 A            100,092
----------------------------------------------------------------------------------------------------------------
         40,000   Council Bluffs, IA Pollution
                  Control (Midwest Power Systems)        5.950     05/01/2023   11/01/2007 A             40,431
----------------------------------------------------------------------------------------------------------------
         80,000   Des Moines, IA Area Community
                  College                                5.500     06/01/2008   12/01/2007 A             80,536
----------------------------------------------------------------------------------------------------------------
         15,000   Des Moines, IA Aviation System,
                  Series B                               5.125     07/01/2018   07/01/2008 A             15,097
----------------------------------------------------------------------------------------------------------------
      5,130,000   IA Finance Authority (Single Family
                  Mtg.) 1                                5.500     07/01/2036   05/15/2012 B          5,388,552
----------------------------------------------------------------------------------------------------------------
         30,000   IA Finance Authority (Trinity
                  Regional Hospital)                     5.500     07/01/2022   07/01/2007 A             30,635
----------------------------------------------------------------------------------------------------------------
        800,000   IA Finance Authority Retirement
                  Community (Friendship Haven)           5.250     11/15/2014   11/15/2009 A            792,968
----------------------------------------------------------------------------------------------------------------
         60,000   IA Student Loan Liquidity Corp.        6.125     12/01/2011   12/01/2007 A             60,094
----------------------------------------------------------------------------------------------------------------
     37,420,000   IA Tobacco Settlement Authority        0.000 6   06/01/2034   06/01/2017 A         37,714,121
----------------------------------------------------------------------------------------------------------------
      3,000,000   IA Tobacco Settlement Authority        5.375     06/01/2038   08/21/2020 C          3,028,740
----------------------------------------------------------------------------------------------------------------
         20,000   Polk County, IA GO                     5.000     06/01/2013   12/01/2007 A             20,018
----------------------------------------------------------------------------------------------------------------
        170,000   Poweshiek, IA Water Assoc.             5.400     03/01/2024   03/01/2009 A            173,888
----------------------------------------------------------------------------------------------------------------
         30,000   Salix, IA Pollution Control
                  (Northwestern Public Service
                  Company)                               5.900     06/01/2023   12/01/2007 A             30,289
----------------------------------------------------------------------------------------------------------------
         15,000   University of Northern IA
                  (Academic Building)                    5.100     07/01/2009   07/01/2007 A             15,014
                                                                                               -----------------
                                                                                                     47,490,475
----------------------------------------------------------------------------------------------------------------
KANSAS--5.6%
         15,000   Kansas City, KS Mtg. Revenue           7.000     12/01/2011   12/01/2007 A             15,023
----------------------------------------------------------------------------------------------------------------
         65,000   KS Devel. Finance Authority Health
                  Facilities (St. Lukes/Shawnee
                  Mission Health System)                 5.375     11/15/2026   11/15/2007 A             66,012
----------------------------------------------------------------------------------------------------------------
         95,000   La Cygne, KS Pollution Control
                  (Kansas Gas & Electric Company)        5.100     03/01/2023   09/01/2007 A             95,077
----------------------------------------------------------------------------------------------------------------
        700,000   Pittsburgh, KS Transportation Devel.
                  District (N. Broadway-Pittsburgh
                  Town Center)                           4.800     04/01/2027   08/18/2020 C            690,893
----------------------------------------------------------------------------------------------------------------
     10,000,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.) 2            5.250     12/01/2038   06/08/2016 B         10,280,050
----------------------------------------------------------------------------------------------------------------
      8,855,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.250     12/01/2038   08/15/2017 C          9,125,963
----------------------------------------------------------------------------------------------------------------
      2,875,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.300     12/01/2028   01/01/2014 B          2,988,793
----------------------------------------------------------------------------------------------------------------
        500,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.469 3   12/01/2029   03/01/2011 A            143,825
----------------------------------------------------------------------------------------------------------------


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
----------------------------------------------------------------------------------------------------------------
$     3,470,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.500%    12/01/2037   12/01/2015 A   $      3,591,415
----------------------------------------------------------------------------------------------------------------
      4,000,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.550     06/01/2037   06/01/2018 A          4,232,400
----------------------------------------------------------------------------------------------------------------
      8,295,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.550     06/01/2038   02/01/2016 B          8,727,501
----------------------------------------------------------------------------------------------------------------
      5,500,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.550     12/01/2038   01/27/2019 B          5,824,995
----------------------------------------------------------------------------------------------------------------
        930,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.650     12/01/2036   12/01/2014 A            964,205
----------------------------------------------------------------------------------------------------------------
      3,005,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.750     06/01/2036   06/01/2020 A          3,154,018
----------------------------------------------------------------------------------------------------------------
      1,960,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.750     12/01/2037   12/01/2019 A          2,093,692
----------------------------------------------------------------------------------------------------------------
      2,185,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.750     12/01/2037   12/01/2021 A          2,334,563
----------------------------------------------------------------------------------------------------------------
      2,825,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.800     12/01/2036   12/01/2016 A          3,057,413
----------------------------------------------------------------------------------------------------------------
     19,000,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.) 8            5.800     12/01/2038   07/15/2017 B         20,295,800
----------------------------------------------------------------------------------------------------------------
        120,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.850     06/01/2028   03/15/2011 B            123,040
----------------------------------------------------------------------------------------------------------------
      3,235,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.850     12/01/2034   12/01/2013 A          3,467,597
----------------------------------------------------------------------------------------------------------------
      1,980,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.850     06/01/2037   06/01/2018 A          2,112,739
----------------------------------------------------------------------------------------------------------------
      1,960,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.900     12/01/2034   12/01/2012 A          2,032,363
----------------------------------------------------------------------------------------------------------------
      3,240,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              5.900     12/01/2037   06/01/2017 A          3,470,396
----------------------------------------------------------------------------------------------------------------
      2,625,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              6.000     12/01/2034   06/01/2013 A          2,748,585
----------------------------------------------------------------------------------------------------------------
      4,405,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              6.125     12/01/2033   06/01/2012 A          4,752,863
----------------------------------------------------------------------------------------------------------------
      1,225,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              6.450     12/01/2033   02/15/2009 B          1,301,783
----------------------------------------------------------------------------------------------------------------
        120,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              6.875     12/01/2026   07/01/2007 B            121,583
----------------------------------------------------------------------------------------------------------------
        275,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              6.950     06/01/2029   03/18/2008 C            286,605
----------------------------------------------------------------------------------------------------------------
        745,000   Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)              7.600     12/01/2031   12/01/2007 B            756,927
----------------------------------------------------------------------------------------------------------------
      5,000,000   Wyandotte County/Kansas City, KS
                  Unified Government Special
                  Obligation                             4.750     12/01/2016   12/01/2015 A          5,069,150
                                                                                               -----------------
                                                                                                    103,925,269
----------------------------------------------------------------------------------------------------------------
KENTUCKY--0.1%
         55,000   Jefferson County, KY Health
                  Facilities (JHHS/JHP/JHF Obligated
                  Group)                                 5.700     01/01/2021   07/01/2007 A             56,168
----------------------------------------------------------------------------------------------------------------
         25,000   Jefferson County, KY Health
                  Facilities (University Medical
                  Center)                                5.500     07/01/2017   07/01/2007 A             25,278
----------------------------------------------------------------------------------------------------------------


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
KENTUCKY CONTINUED
----------------------------------------------------------------------------------------------------------------
$       120,000   Kenton County, KY Airport (Delta
                  Airlines) 4,9                          8.000%    12/01/2015   02/01/2012     $          3,600
----------------------------------------------------------------------------------------------------------------
        100,000   Kenton County, KY Airport Board
                  (Cincinnati/Northern Kentucky
                  International)                         5.750     03/01/2010   09/01/2007 A            101,032
----------------------------------------------------------------------------------------------------------------
         35,000   Kenton County, KY Airport Board
                  (Cincinnati/Northern Kentucky
                  International)                         5.750     03/01/2013   09/01/2007 A             35,361
----------------------------------------------------------------------------------------------------------------
         30,000   KY EDFA (St. Claire Medical Center)    5.625     09/01/2021   09/01/2007 A             30,037
----------------------------------------------------------------------------------------------------------------
         35,000   KY Hsg. Corp.                          5.300     07/01/2018   07/01/2008 A             35,576
----------------------------------------------------------------------------------------------------------------
         15,000   KY Hsg. Corp.                          5.350     01/01/2021   07/01/2011 A             15,191
----------------------------------------------------------------------------------------------------------------
         15,000   KY Hsg. Corp.                          5.450     07/01/2022   01/01/2012 A             15,263
----------------------------------------------------------------------------------------------------------------
         20,000   KY Hsg. Corp., Series C                5.375     07/01/2027   01/01/2012 A             20,465
----------------------------------------------------------------------------------------------------------------
         70,000   KY Infrastructure Authority            5.700     06/01/2013   12/01/2007 A             70,373
----------------------------------------------------------------------------------------------------------------
         30,000   Louisville & Jefferson County, KY
                  Metropolitan Sewer District            5.250     05/15/2027   05/15/2008 A             30,326
----------------------------------------------------------------------------------------------------------------
      1,285,000   Louisville & Jefferson County, KY
                  Regional Airport Authority (AIRIS
                  Louisville)                            5.500     03/01/2019   03/01/2010 A          1,309,633
----------------------------------------------------------------------------------------------------------------
         15,000   Pike County, KY School District
                  Finance Corp.                          5.500     06/01/2016   12/01/2007 A             15,393
                                                                                               -----------------
                                                                                                      1,763,696
----------------------------------------------------------------------------------------------------------------
LOUISIANA--4.3%
         35,000   Caddo Parish, LA Industrial Devel.
                  Board (Pennzoil Products Company)      5.600     12/01/2028   12/01/2010 A             35,697
----------------------------------------------------------------------------------------------------------------
        160,000   Calcasieu Parish, LA Industrial
                  Devel. Board (ConocoPhillips
                  Holding Co./E.I. Dupont de Nemours
                  Obligated Group)                       5.750     12/01/2026   12/01/2007 A            161,722
----------------------------------------------------------------------------------------------------------------
      1,565,000   Calcasieu Parish, LA Industrial
                  Devel. Board (Olin Corp.) 1            6.625     02/01/2016   04/01/2010 A          1,664,378
----------------------------------------------------------------------------------------------------------------
        660,000   Calcasieu Parish, LA Public Trust
                  Authority                              5.000     04/01/2028   03/22/2009 B            668,092
----------------------------------------------------------------------------------------------------------------
        190,000   De Soto Parish, LA Environmental
                  Improvement (International Paper
                  Company)                               5.600     11/01/2022   11/01/2009 A            193,627
----------------------------------------------------------------------------------------------------------------
         35,000   De Soto Parish, LA Environmental
                  Improvement (International Paper
                  Company)                               6.375     05/01/2025   05/01/2011 A             37,144
----------------------------------------------------------------------------------------------------------------
         50,000   East Baton Rouge, LA Mtg. Finance
                  Authority (GNMA & FNMA Mtg.)           5.600     04/01/2022   04/01/2009 A             50,301
----------------------------------------------------------------------------------------------------------------
         20,000   East Baton Rouge, LA Mtg. Finance
                  Authority (GNMA & FNMA Mtg.)           5.700     10/01/2033   10/01/2007 A             20,130
----------------------------------------------------------------------------------------------------------------
         40,000   East Baton Rouge, LA Mtg. Finance
                  Authority (Single Family Mtg.)         5.500     10/01/2025   10/01/2007 A             40,012
----------------------------------------------------------------------------------------------------------------
         45,000   East Baton Rouge, LA Mtg. Finance
                  Authority (Single Family Mtg.)         6.350     10/01/2028   10/01/2007 A             45,410
----------------------------------------------------------------------------------------------------------------
         25,000   Hammond, LA Industrial Devel.
                  Board (Albertson's)                    6.300     11/01/2008   11/01/2008               24,964
----------------------------------------------------------------------------------------------------------------


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
----------------------------------------------------------------------------------------------------------------
$       135,000   Iberville Parish, LA Pollution
                  Control (Entergy Gulf States)          5.700%    01/01/2014   07/01/2007 A   $        135,016
----------------------------------------------------------------------------------------------------------------
      1,475,000   Jefferson Parish, LA Home Mtg.
                  Authority (Single Family Mtg.)         5.550     06/01/2036   11/15/2011 B          1,540,888
----------------------------------------------------------------------------------------------------------------
        785,000   Jefferson Parish, LA Home Mtg.
                  Authority (Single Family Mtg.)         5.875     12/01/2021   12/01/2007 C            792,112
----------------------------------------------------------------------------------------------------------------
        720,000   LA HFA (Malta Square at Sacred
                  Heart)                                 6.500     09/01/2038   09/01/2007 A            751,370
----------------------------------------------------------------------------------------------------------------
         20,000   LA HFA (Multifamily Hsg.)              7.100     11/01/2033   11/01/2007 A             20,310
----------------------------------------------------------------------------------------------------------------
        325,000   LA HFA (Single Family Mtg.)            5.800     06/01/2035   12/01/2008 B            330,545
----------------------------------------------------------------------------------------------------------------
         10,000   LA HFA (Single Family Mtg.)            5.900     12/01/2011   09/01/2007 B             10,079
----------------------------------------------------------------------------------------------------------------
         25,000   LA HFA (Single Family Mtg.)            5.900     12/01/2011   12/01/2007 B             25,170
----------------------------------------------------------------------------------------------------------------
      1,535,000   LA HFA (Single Family Mtg.)            6.375     06/01/2033   12/01/2008 B          1,558,854
----------------------------------------------------------------------------------------------------------------
      1,380,000   LA HFA (Single Family Mtg.)            6.400     06/01/2032   10/01/2007 B          1,393,828
----------------------------------------------------------------------------------------------------------------
        645,000   LA HFA (Single Family Mtg.)            7.450     12/01/2031   10/22/2007 B            663,079
----------------------------------------------------------------------------------------------------------------
         25,000   LA HFA (St. Dominic Assisted Care)     6.300     09/01/2015   09/01/2008 A             25,322
----------------------------------------------------------------------------------------------------------------
      2,070,000   LA Local Government EF&CD
                  Authority (Bellemont Apartments)       6.000     09/01/2022   09/01/2012 A          2,132,266
----------------------------------------------------------------------------------------------------------------
        855,000   LA Local Government EF&CD
                  Authority (Oakleigh Apartments)        6.000     06/01/2016   07/07/2014 B            954,744
----------------------------------------------------------------------------------------------------------------
     12,000,000   LA Public Facilities Authority
                  (Baton Rouge General Medical
                  Center) 1                              5.250     07/01/2024   07/01/2014 A         12,561,360
----------------------------------------------------------------------------------------------------------------
      7,000,000   LA Public Facilities Authority
                  (Centenary College)                    5.625     02/01/2019   02/01/2009 A          7,187,110
----------------------------------------------------------------------------------------------------------------
      6,000,000   LA Public Facilities Authority
                  (Louisiana Water Company)              5.450     02/01/2013   08/01/2007 A          6,007,140
----------------------------------------------------------------------------------------------------------------
        155,000   LA Public Facilities Authority
                  (Xavier University of Louisiana)       5.250     09/01/2027   09/01/2007 A            157,483
----------------------------------------------------------------------------------------------------------------
     10,355,000   LA Tobacco Settlement Financing
                  Corp. (TASC)                           5.875     05/15/2039   05/15/2012 A         10,986,655
----------------------------------------------------------------------------------------------------------------
     24,320,000   LA Tobacco Settlement Financing
                  Corp. (TASC), Series B                 5.500     05/15/2030   05/10/2011 B         25,281,370
----------------------------------------------------------------------------------------------------------------
         30,000   New Orleans, LA Aviation Board         5.450     10/01/2027   10/01/2007 A             30,462
----------------------------------------------------------------------------------------------------------------
         15,000   New Orleans, LA Aviation Board
                  (Passenger Facility Charge)            5.500     09/01/2014   09/01/2007 A             15,011
----------------------------------------------------------------------------------------------------------------
         50,000   New Orleans, LA Aviation Board
                  (Passenger Facility Charge)            5.700     09/01/2012   09/01/2007 A             50,047
----------------------------------------------------------------------------------------------------------------
        150,000   New Orleans, LA Aviation Board
                  (Passenger Facility Charge)            6.000     09/01/2018   09/01/2007 A            150,158
----------------------------------------------------------------------------------------------------------------
        250,000   New Orleans, LA Aviation Board
                  (Passenger Facility Charge)            6.000     09/01/2019   09/01/2007 A            250,333
----------------------------------------------------------------------------------------------------------------
        175,000   New Orleans, LA Exhibit Hall
                  Special Tax (Ernest N. Morial)         5.600     07/15/2025   07/15/2007 A            175,228
----------------------------------------------------------------------------------------------------------------
         30,000   New Orleans, LA Finance Authority
                  (Single Family Mtg.)                   5.350     12/01/2028   07/20/2007 B             30,276
----------------------------------------------------------------------------------------------------------------
         10,000   New Orleans, LA Finance Authority
                  (Single Family Mtg.), Series B-2       6.050     12/01/2026   12/01/2009 A             10,157
----------------------------------------------------------------------------------------------------------------
      2,265,000   New Orleans, LA HDC (Southwood
                  Patio)                                 7.700     02/01/2022   08/01/2007 A          2,300,017
----------------------------------------------------------------------------------------------------------------


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
----------------------------------------------------------------------------------------------------------------
$         5,000   New Orleans, LA Home Mtg.
                  Authority (Single Family Mtg.)         6.000%    12/01/2021   12/01/2008 A   $          5,075
----------------------------------------------------------------------------------------------------------------
        205,000   New Orleans, LA Home Mtg.
                  Authority (Single Family Mtg.)         6.300     06/01/2028   12/01/2007 A            207,124
----------------------------------------------------------------------------------------------------------------
         30,000   New Orleans, LA Sewage Service         5.400     06/01/2017   12/01/2007 A             30,323
----------------------------------------------------------------------------------------------------------------
         15,000   Orleans Parish, LA Parishwide
                  School District                        5.000     09/01/2014   03/01/2008 A             15,009
----------------------------------------------------------------------------------------------------------------
         70,000   Orleans Parish, LA Parishwide
                  School District                        5.000     09/01/2015   09/01/2007 A             70,038
----------------------------------------------------------------------------------------------------------------
         15,000   Orleans Parish, LA Parishwide
                  School District                        5.125     09/01/2021   03/01/2008 A             15,062
----------------------------------------------------------------------------------------------------------------
         50,000   Orleans Parish, LA Parishwide
                  School District                        5.300     09/01/2014   09/01/2007 A             50,041
----------------------------------------------------------------------------------------------------------------
        170,000   Orleans Parish, LA Parishwide
                  School District                        5.375     09/01/2017   09/01/2007 A            170,131
----------------------------------------------------------------------------------------------------------------
         15,000   Orleans Parish, LA School Board        5.300     09/01/2012   09/01/2007 A             15,013
----------------------------------------------------------------------------------------------------------------
        110,000   Orleans Parish, LA School Board        5.300     09/01/2013   09/01/2007 A            110,095
----------------------------------------------------------------------------------------------------------------
        125,000   Orleans Parish, LA School Board,
                  Series B                               5.200     02/01/2014   08/01/2007 A            125,094
----------------------------------------------------------------------------------------------------------------
         50,000   Plaquemines, LA Port Harbor &
                  Terminal District (Teco Energy)        5.000     09/01/2007   09/01/2007               49,962
----------------------------------------------------------------------------------------------------------------
         10,000   Shreveport, LA Airport, Series A       5.375     01/01/2028   01/01/2010 A             10,167
----------------------------------------------------------------------------------------------------------------
        340,000   Shreveport, LA Hsg. Authority (U.S.
                  Goodman Plaza)                         6.100     08/01/2019   12/26/2015 C            334,706
----------------------------------------------------------------------------------------------------------------
         15,000   Shreveport, LA Hsg. Authority (U.S.
                  Goodman Plaza)                         6.125     08/01/2010   08/15/2009 C             14,999
----------------------------------------------------------------------------------------------------------------
         45,000   Slidell, LA Utilities                  5.550     04/01/2016   10/01/2007 A             45,494
----------------------------------------------------------------------------------------------------------------
         30,000   St. John Baptist Parish, LA (USX
                  Corp.)                                 5.350     12/01/2013   12/01/2008 A             30,640
----------------------------------------------------------------------------------------------------------------
         25,000   Tangipahoa Parish, LA School Board
                  Sales & Use Tax                        5.350     03/15/2010   11/01/2007 A             25,025
                                                                                               -----------------
                                                                                                     79,791,865
----------------------------------------------------------------------------------------------------------------
MAINE--0.3%
      1,800,000   Jay, ME Environmental Improvement
                  (International Paper Company)          6.250     09/01/2023   09/01/2009 A          1,886,904
----------------------------------------------------------------------------------------------------------------
        345,000   Jay, ME Solid Waste Disposal
                  (International Paper Company)          5.125     06/01/2018   06/01/2013 A            348,229
----------------------------------------------------------------------------------------------------------------
         25,000   Jay, ME Solid Waste Disposal
                  (International Paper Company)          6.200     09/01/2019   09/01/2009 A             26,215
----------------------------------------------------------------------------------------------------------------
      2,000,000   ME Finance Authority Solid Waste
                  Recycling Facilities (Great
                  Northern Paper)                        7.750     10/01/2022   10/01/2007 A          2,014,140
----------------------------------------------------------------------------------------------------------------
          5,000   ME H&HEFA, Series A                    5.875     07/01/2025   07/01/2007 A              5,008
----------------------------------------------------------------------------------------------------------------
         15,000   ME H&HEFA, Series A                    6.000     07/01/2024   07/01/2007 A             15,025
----------------------------------------------------------------------------------------------------------------
         20,000   ME Hsg. Authority                      5.150     11/15/2022   05/15/2012 A             20,144
----------------------------------------------------------------------------------------------------------------
         55,000   ME Hsg. Authority Mtg., Series B       5.500     11/15/2014   05/15/2009 A             55,745
----------------------------------------------------------------------------------------------------------------
         20,000   ME Hsg. Authority, Series A-2          5.250     11/15/2032   01/15/2010 A             20,115
----------------------------------------------------------------------------------------------------------------
         50,000   ME Hsg. Authority, Series C            5.450     11/15/2023   05/15/2009 A             50,378
----------------------------------------------------------------------------------------------------------------
         90,000   ME Hsg. Authority, Series D-1          5.250     11/15/2015   11/15/2007 B             90,414
----------------------------------------------------------------------------------------------------------------


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MAINE CONTINUED
----------------------------------------------------------------------------------------------------------------
$        50,000   ME Municipal Bond Bank                 5.300%    11/01/2018   11/01/2007 A   $         50,726
----------------------------------------------------------------------------------------------------------------
         15,000   ME Municipal Bond Bank, Series B       5.850     11/01/2020   12/01/2007 A             15,024
----------------------------------------------------------------------------------------------------------------
        100,000   ME Municipal Bond Bank, Series D       6.300     11/01/2014   11/01/2007 A            100,198
                                                                                               -----------------
                                                                                                      4,698,265
----------------------------------------------------------------------------------------------------------------
MARYLAND--0.3%
         65,000   Baltimore, MD Port Facilities (E.I.
                  DuPont de Nemours)                     6.500     10/01/2011   10/01/2007 A             67,562
----------------------------------------------------------------------------------------------------------------
        655,000   Baltimore, MD Port Facilities (E.I.
                  DuPont de Nemours)                     6.500     10/01/2011   10/01/2007 A            667,438
----------------------------------------------------------------------------------------------------------------
         90,000   MD Community Devel. People's
                  Resource Center (Residential)          5.150     03/01/2018   03/01/2011 A             91,255
----------------------------------------------------------------------------------------------------------------
        225,000   MD Community Devel. People's
                  Resource Center (Residential)          5.250     09/01/2029   03/01/2011 A            226,888
----------------------------------------------------------------------------------------------------------------
        245,000   MD Community Devel. People's
                  Resource Center (Residential)          5.300     09/01/2023   03/01/2010 A            247,134
----------------------------------------------------------------------------------------------------------------
         25,000   MD Community Devel. People's
                  Resource Center (Residential)          5.375     09/01/2024   03/01/2009 A             25,331
----------------------------------------------------------------------------------------------------------------
        470,000   MD Community Devel. People's
                  Resource Center (Single Family)        5.125     04/01/2021   04/01/2009 A            472,829
----------------------------------------------------------------------------------------------------------------
          5,000   MD Community Devel. People's
                  Resource Center, Series C              5.350     07/01/2041   01/01/2009 A              5,039
----------------------------------------------------------------------------------------------------------------
        245,000   MD Community Devel. People's
                  Resource Center, Series C              5.650     07/01/2039   07/01/2007 A            250,569
----------------------------------------------------------------------------------------------------------------
        500,000   MD Community Devel. People's
                  Resource Center, Series D              6.250     07/01/2031   01/01/2010 A            513,775
----------------------------------------------------------------------------------------------------------------
         65,000   MD H&HEFA (Johns Hopkins Hospital)     5.500     07/01/2026   07/01/2007 A             65,727
----------------------------------------------------------------------------------------------------------------
         75,000   MD H&HEFA (Johns Hopkins University)   5.625     07/01/2027   07/01/2007 A             76,591
----------------------------------------------------------------------------------------------------------------
         55,000   MD Industrial Devel. Financing
                  Authority (Bon Secours Health
                  Systems)                               5.500     08/15/2020   08/15/2007 A             55,103
----------------------------------------------------------------------------------------------------------------
         50,000   Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.)                     6.000     07/01/2037   07/01/2007 A             51,108
----------------------------------------------------------------------------------------------------------------
         20,000   Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.), Series A           5.750     07/01/2034   07/01/2007 A             20,009
----------------------------------------------------------------------------------------------------------------
         30,000   Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.), Series B           6.400     07/01/2028   07/01/2008 A             30,675
----------------------------------------------------------------------------------------------------------------
      1,890,000   Montgomery County, MD Hsg.
                  Opportunities Commission (Single
                  Family Mtg.)                           5.750     07/01/2029   01/01/2011 B          1,983,083
----------------------------------------------------------------------------------------------------------------
         80,000   Prince Georges County, MD Hsg.
                  Authority (Langley Gardens
                  Apartments)                            5.750     08/20/2029   08/20/2008 A             81,847
----------------------------------------------------------------------------------------------------------------
         25,000   Prince Georges County, MD Hsg.
                  Authority (Single Family)              6.150     08/01/2019   08/01/2010 A             25,538
                                                                                               -----------------
                                                                                                      4,957,501


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--4.4%
$        25,000   Concord, MA GO                         4.900%    07/15/2009   07/15/2007 A   $         25,022
----------------------------------------------------------------------------------------------------------------
         35,000   MA Devel. Finance Agency (Curry
                  College)                               6.000     03/01/2031   03/01/2009 A             36,179
----------------------------------------------------------------------------------------------------------------
      1,000,000   MA Devel. Finance Agency
                  (Massachusetts College of Pharmacy
                  Allied Health Services)                6.375     07/01/2023   07/01/2013 A          1,111,220
----------------------------------------------------------------------------------------------------------------
         10,000   MA Devel. Finance Agency (The
                  Wheeler School)                        5.500     12/01/2007   12/01/2007               10,034
----------------------------------------------------------------------------------------------------------------
      3,935,000   MA Devel. Finance Agency (VOA Ayer)    6.200     02/20/2046   02/20/2015 A          4,387,210
----------------------------------------------------------------------------------------------------------------
      1,315,000   MA Educational Financing Authority     6.050     12/01/2017   12/01/2009 A          1,357,435
----------------------------------------------------------------------------------------------------------------
     10,355,000   MA Educational Financing
                  Authority, Issue E 2                   5.300     01/01/2016   07/01/2010 A         10,581,343
----------------------------------------------------------------------------------------------------------------
         15,000   MA Educational Financing Authority,
                  Issue E                                5.300     01/01/2016   07/01/2010 A             15,328
----------------------------------------------------------------------------------------------------------------
      1,660,000   MA Educational Financing Authority,
                  Issue G                                5.920     12/01/2014   12/01/2010 A          1,709,617
----------------------------------------------------------------------------------------------------------------
      1,065,000   MA Educational Financing Authority,
                  Issue G                                6.000     12/01/2016   12/01/2009 A          1,098,409
----------------------------------------------------------------------------------------------------------------
        160,000   MA H&EFA (Berklee College of Music)    5.100     10/01/2027   10/01/2007 A            163,072
----------------------------------------------------------------------------------------------------------------
         10,000   MA H&EFA (Beverly Hospital Corp.)      5.625     07/01/2013   07/01/2007 A             10,013
----------------------------------------------------------------------------------------------------------------
         70,000   MA H&EFA (Cape Cod Healthcare)         5.450     11/15/2023   11/15/2008 A             71,100
----------------------------------------------------------------------------------------------------------------
        155,000   MA H&EFA
                  (CC/SEMCB/CH/VRHS/HFH Obligated
                  Group)                                 5.625     07/01/2020   01/01/2009 A            158,312
----------------------------------------------------------------------------------------------------------------
        160,000   MA H&EFA
                  (CC/SEMCB/CH/VRHS/HFH Obligated
                  Group)                                 5.700     07/01/2015   01/01/2009 A            164,598
----------------------------------------------------------------------------------------------------------------
        700,000   MA H&EFA
                  (CC/SEMCB/CH/VRHS/HFH Obligated
                  Group)                                 5.750     07/01/2028   01/01/2009 A            720,741
----------------------------------------------------------------------------------------------------------------
      1,635,000   MA H&EFA (New England Medical
                  Center)                                5.375     07/01/2024   07/01/2007 A          1,636,504
----------------------------------------------------------------------------------------------------------------
      1,750,000   MA H&EFA (Partners Healthcare
                  System)                                5.375     07/01/2017   07/01/2007 A          1,769,565
----------------------------------------------------------------------------------------------------------------
        180,000   MA H&EFA (Schepens Eye Research
                  Institute)                             6.500     07/01/2028   07/01/2009 A            191,106
----------------------------------------------------------------------------------------------------------------
        435,000   MA H&EFA (South Shore Hospital)        5.500     07/01/2020   07/01/2007 A            439,520
----------------------------------------------------------------------------------------------------------------
      1,255,000   MA H&EFA (Valley Regional Health
                  System)                                5.750     07/01/2018   07/01/2007 A          1,256,606
----------------------------------------------------------------------------------------------------------------
      6,890,000   MA HFA (Rental Mtg.)                   5.250     01/01/2046   07/01/2012 A          6,969,993
----------------------------------------------------------------------------------------------------------------
      3,005,000   MA HFA (Rental Mtg.)                   5.600     01/01/2045   07/01/2012 A          3,139,504
----------------------------------------------------------------------------------------------------------------
          5,000   MA HFA, Series 22                      6.100     06/01/2016   12/01/2007 A              5,004
----------------------------------------------------------------------------------------------------------------
        235,000   MA HFA, Series A                       5.050     06/01/2010   06/01/2008 A            239,040
----------------------------------------------------------------------------------------------------------------
        375,000   MA HFA, Series A                       5.150     12/01/2011   06/01/2008 A            381,218
----------------------------------------------------------------------------------------------------------------
         35,000   MA HFA, Series A                       5.500     07/01/2040   07/01/2010 A             35,390
----------------------------------------------------------------------------------------------------------------
      1,200,000   MA HFA, Series A                       5.550     07/01/2032   07/01/2012 A          1,228,740
----------------------------------------------------------------------------------------------------------------


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
----------------------------------------------------------------------------------------------------------------
$     2,000,000   MA HFA, Series A                       6.000%    07/01/2041   01/01/2011 A   $      2,086,400
----------------------------------------------------------------------------------------------------------------
         50,000   MA HFA, Series E                       6.050     07/01/2020   07/01/2009 A             51,320
----------------------------------------------------------------------------------------------------------------
      4,260,000   MA HFA, Series H                       6.650     07/01/2041   07/01/2010 A          4,483,011
----------------------------------------------------------------------------------------------------------------
        635,000   MA Industrial Finance Agency
                  (Arbors at Taunton)                    5.300     06/20/2019   06/20/2011 A            650,742
----------------------------------------------------------------------------------------------------------------
        265,000   MA Industrial Finance Agency
                  (Avon Associates)                      5.375     04/01/2020   10/01/2007 A            266,092
----------------------------------------------------------------------------------------------------------------
      1,000,000   MA Industrial Finance Agency
                  (Heights Crossing)                     6.150     02/01/2035   08/01/2007 A          1,008,360
----------------------------------------------------------------------------------------------------------------
      1,720,000   MA Industrial Finance Agency
                  (Massachusetts American Water
                  Company)                               6.250     12/01/2010   12/01/2007 A          1,725,728
----------------------------------------------------------------------------------------------------------------
        930,000   MA Industrial Finance Agency
                  (Massachusetts American Water
                  Company)                               6.750     12/01/2025   12/01/2007 A            940,965
----------------------------------------------------------------------------------------------------------------
      2,130,000   MA Industrial Finance Agency
                  (Massachusetts American Water
                  Company)                               6.900     12/01/2029   12/01/2007 A          2,157,562
----------------------------------------------------------------------------------------------------------------
      1,600,000   MA Industrial Finance Agency (TNG
                  Draper Place) 1                        6.450     08/20/2039   08/20/2008 A          1,712,000
----------------------------------------------------------------------------------------------------------------
      1,175,000   MA Port Authority                      5.100     07/01/2010   07/01/2007 A          1,187,455
----------------------------------------------------------------------------------------------------------------
         35,000   MA Port Authority (Bosfuel Corp.)      5.625     07/01/2027   07/01/2007 A             35,735
----------------------------------------------------------------------------------------------------------------
        315,000   MA Port Authority (Bosfuel Corp.)      5.750     07/01/2039   07/01/2007 A            321,665
----------------------------------------------------------------------------------------------------------------
     20,000,000   MA Port Authority (Delta Airlines) 2   5.500     01/01/2022   01/01/2011 A         20,889,100
----------------------------------------------------------------------------------------------------------------
      1,000,000   MA Port Authority (Delta Airlines) 1   5.500     01/01/2016   01/01/2012 A          1,046,450
----------------------------------------------------------------------------------------------------------------
      2,000,000   MA Port Authority (Delta Airlines)     5.500     01/01/2017   01/01/2011 A          2,092,220
----------------------------------------------------------------------------------------------------------------
      1,000,000   MA Port Authority (Delta Airlines) 1   5.500     01/01/2019   01/01/2012 A          1,044,790
----------------------------------------------------------------------------------------------------------------
         25,000   MA Port Authority (US Airways)         5.500     09/01/2009   09/01/2007 A             25,477
----------------------------------------------------------------------------------------------------------------
        225,000   MA Port Authority (US Airways)         5.750     09/01/2016   09/01/2007 A            229,822
----------------------------------------------------------------------------------------------------------------
        175,000   MA Port Authority, Series B            5.375     07/01/2027   07/01/2007 A            176,811
----------------------------------------------------------------------------------------------------------------
        400,000   MA Turnpike Authority, Series A        5.125     01/01/2023   07/01/2007 A            405,752
----------------------------------------------------------------------------------------------------------------
      1,175,000   MA Turnpike Authority, Series A        5.550     01/01/2017   07/01/2007 A          1,212,765
----------------------------------------------------------------------------------------------------------------
        125,000   Weymouth, MA GO                        5.700     07/15/2011   07/15/2007 A            126,431
                                                                                               -----------------
                                                                                                     82,788,476
----------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
         25,000   Detroit, MI GO                         5.000     04/01/2018   04/01/2008 A             25,399
----------------------------------------------------------------------------------------------------------------
        225,000   Detroit, MI Local Devel. Finance
                  Authority (Chrysler Corp.)             5.375     05/01/2018   05/01/2009 A            227,039
----------------------------------------------------------------------------------------------------------------
         25,000   Detroit, MI Water Supply System
                  Series A,                              5.000     07/01/2027   07/01/2007 A             25,194
----------------------------------------------------------------------------------------------------------------
         30,000   Farmington Hills, MI EDC (Botsford
                  General Hospital)                      5.700     02/15/2015   08/15/2007 A             30,037
----------------------------------------------------------------------------------------------------------------
        155,000   Flint, MI Hospital Building
                  Authority (Hurley Medical Center)      5.375     07/01/2020   07/01/2010 A            154,183
----------------------------------------------------------------------------------------------------------------
         25,000   Kalamazoo, MI (Downtown Devel.)        6.000     04/01/2013   10/01/2007 A             25,133
----------------------------------------------------------------------------------------------------------------
         25,000   Kent County, MI Airport Facility
                  (Kent County International Airport)    5.000     01/01/2021   01/01/2010 A             25,222
----------------------------------------------------------------------------------------------------------------


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
----------------------------------------------------------------------------------------------------------------
$       115,000   Kent County, MI Airport Facility
                  Kent County International
                  Airport)                               5.000%    01/01/2028   01/01/2010 A   $        115,888
----------------------------------------------------------------------------------------------------------------
         20,000   MI Higher Education Student Loan
                  Authority                              5.400     06/01/2018   06/01/2008 A             20,337
----------------------------------------------------------------------------------------------------------------
        250,000   MI Hospital Finance Authority
                  (Detroit Medical Center
                  Obligated Group)                       5.250     08/15/2028   08/15/2009 A            252,588
----------------------------------------------------------------------------------------------------------------
        560,000   MI Hospital Finance Authority
                  (Detroit Sinai Hospital)               6.000     01/01/2008   07/07/2007 C            563,752
----------------------------------------------------------------------------------------------------------------
         50,000   MI Hospital Finance Authority
                  (Holland Community Hospital)           5.625     01/01/2028   07/01/2007 A             51,025
----------------------------------------------------------------------------------------------------------------
         20,000   MI Hospital Finance Authority
                  (St.John Hospital)                     5.750     05/15/2016   11/15/2007 A             20,142
----------------------------------------------------------------------------------------------------------------
      2,050,000   MI Hsg. Devel. Authority
                  (Rental Hsg.) 1                        6.100     10/01/2033   10/01/2007 A          2,093,788
----------------------------------------------------------------------------------------------------------------
        385,000   MI Hsg. Devel. Authority,
                  Series A                               5.300     10/01/2037   04/01/2009 A            387,375
----------------------------------------------------------------------------------------------------------------
      2,930,000   MI Job Devel. Authority Pollution
                  Control (General Motors Corp.)         5.550     04/01/2009   10/01/2007 A          2,932,520
----------------------------------------------------------------------------------------------------------------
         65,000   MI Municipal Bond Authority            5.375     11/01/2017   11/01/2007 A             65,329
----------------------------------------------------------------------------------------------------------------
         95,000   MI Municipal Bond Authority            6.000     12/01/2013   12/01/2007 A             96,261
----------------------------------------------------------------------------------------------------------------
         25,000   MI Municipal Bond Authority            7.100     11/01/2014   11/01/2007 A             25,055
----------------------------------------------------------------------------------------------------------------
      1,035,000   MI Public Educational Facilities
                  Authority (Old Redford Academy)        5.000     12/01/2013   01/05/2012 C          1,038,053
----------------------------------------------------------------------------------------------------------------
      4,000,000   MI Strategic Fund (Clark
                  Retirement Community/Clark
                  Retirement Community Foundation
                  Obligated Group)                       5.300     06/01/2024   06/01/2016 A          4,045,440
----------------------------------------------------------------------------------------------------------------
      4,910,000   MI Strategic Fund (Clark
                  Retirement Community/Clark
                  Retirement Community Foundation
                  Obligated Group)                       5.400     06/01/2028   06/01/2016 A          5,001,964
----------------------------------------------------------------------------------------------------------------
      1,000,000   MI Strategic Fund Limited
                  Obligation (Clark Retirement
                  Community/Clark Retirement
                  Community Foundation Obligated
                  Group)                                 5.650     09/01/2029   09/01/2011 A          1,036,150
----------------------------------------------------------------------------------------------------------------
      1,605,000   MI Strategic Fund Limited
                  Obligation (Detroit Edison
                  Company)                               5.650     09/01/2029   09/01/2011 A          1,663,021
----------------------------------------------------------------------------------------------------------------
        520,000   MI Strategic Fund Limited
                  Obligation (Ford Motor Company),
                  Series A                               6.550     10/01/2022   10/01/2007 A            522,600
----------------------------------------------------------------------------------------------------------------
      1,425,000   MI Strategic Fund Solid Waste
                  (S.D.Warren & Company)                 7.375     01/15/2022   07/15/2007 A          1,450,565
----------------------------------------------------------------------------------------------------------------
        750,000   Mount Clemens, MI Hsg. Corp.
                  (FHA Section 8), Series A              6.600     06/01/2022   12/01/2007 A            774,285
----------------------------------------------------------------------------------------------------------------
         55,000   Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                5.000     12/01/2019   12/01/2008 A             55,923
----------------------------------------------------------------------------------------------------------------
        865,000   Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                5.000     12/01/2022   12/01/2010 A            878,961
----------------------------------------------------------------------------------------------------------------


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
----------------------------------------------------------------------------------------------------------------
$       435,000   Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                5.000%    12/01/2028   12/01/2010 A   $        439,476
----------------------------------------------------------------------------------------------------------------
         20,000    Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                5.250     12/01/2014   12/01/2008 A             20,497
----------------------------------------------------------------------------------------------------------------
         25,000   Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                5.250     12/01/2018   12/01/2008 A             25,526
----------------------------------------------------------------------------------------------------------------
         10,000   Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                5.375     12/01/2015   12/01/2008 A             10,250
----------------------------------------------------------------------------------------------------------------
     12,930,000   Wayne County, MI Airport
                  Authority (Detroit Metropolitan
                  Wayne County Airport) 2                5.250     12/01/2026   12/01/2015 A         13,538,486
----------------------------------------------------------------------------------------------------------------
         25,000   Wexford County, MI Water Supply
                  System                                 5.850     11/01/2012    11/01/2007 A            25,780
                                                                                               -----------------
                                                                                                     37,663,244
----------------------------------------------------------------------------------------------------------------
MINNESOTA--0.1%
        740,000   Mahtomedi, MN Multifamily
                  (Briarcliff)                           7.350     06/01/2036   06/01/2008 A            748,495
----------------------------------------------------------------------------------------------------------------
         45,000   Minneapolis, MN Multifamily Hsg.
                  (Riverside Plaza)                      5.100     12/20/2018   12/20/2008 A             45,262
----------------------------------------------------------------------------------------------------------------
        500,000   MN (Duluth Airport)                    6.250     08/01/2014   08/01/2007 A            500,420
----------------------------------------------------------------------------------------------------------------
        800,000   MN Agricultural & Economic Devel.
                  Board                                  7.250     08/01/2020   08/01/2008 A            832,264
----------------------------------------------------------------------------------------------------------------
         45,000   MN HEFA (University of St.
                  Thomas)                                5.250     10/01/2034   10/01/2014 A             46,854
                                                                                               ----------------
                                                                                                      2,173,295
----------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.2%
      3,000,000   Adams County, MS Environmental
                  Improvement (International Paper
                  Company) 1                             6.250     09/01/2023   12/01/2009 A          3,138,480
----------------------------------------------------------------------------------------------------------------
         50,000   Biloxi, MS GO                          5.900     10/01/2019   10/01/2009 A             52,170
----------------------------------------------------------------------------------------------------------------
         95,000   Biloxi, MS Hsg. Authority
                  (Beauvoir Apartments)                  6.250     09/01/2031   09/01/2013 A             99,817
----------------------------------------------------------------------------------------------------------------
         60,000   Gulfport, MS Hospital Facility
                  (Gulfport Memorial Hospital)           6.125     07/01/2015   07/01/2007 A             60,089
----------------------------------------------------------------------------------------------------------------
        300,000   Jackson County, MS Port
                  Improvement                            5.250     05/01/2012   05/01/2008 A            300,009
----------------------------------------------------------------------------------------------------------------
        290,000   Jackson County, MS Port
                  Improvement                            5.250     05/01/2013   05/01/2008 A            289,588
----------------------------------------------------------------------------------------------------------------
         15,000   Jackson, MS Municipal Airport
                  Authority                              5.100     12/01/2013   12/01/2007 A             15,084
----------------------------------------------------------------------------------------------------------------
         70,000   Jones County, MS Solid Waste
                  Disposal (International Paper
                  Company)                               5.800     10/01/2021   10/01/2009 A             71,565
----------------------------------------------------------------------------------------------------------------
        100,000   MS Business Finance Corp.
                  (Bomaine Corp.)                        5.750     05/01/2015   05/01/2009 A            101,356
----------------------------------------------------------------------------------------------------------------
      8,260,000   MS Business Finance Corp.
                  (System Energy Resources)              5.875     04/01/2022   10/01/2007 A          8,340,948
----------------------------------------------------------------------------------------------------------------


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MISSISSIPPI CONTINUED
----------------------------------------------------------------------------------------------------------------
$       200,000   MS Devel. Bank Special Obligation      5.500%    07/01/2031   07/01/2011 A   $        204,534
----------------------------------------------------------------------------------------------------------------
         10,000   MS Devel. Bank Special Obligation
                  (Flowood)                              5.625     11/01/2019   11/01/2007 A             10,056
----------------------------------------------------------------------------------------------------------------
      2,750,000   MS Higher Education Assistance
                  Corp., Series C                        6.750     09/01/2014   09/01/2007 A          2,754,180
----------------------------------------------------------------------------------------------------------------

        520,000   MS Home Corp. (Single Family Mtg.)     5.300     12/01/2023   04/01/2013 A            528,299
----------------------------------------------------------------------------------------------------------------
      4,250,000   MS Home Corp. (Single Family Mtg.)     6.350     06/01/2030   03/05/2009 B          4,362,285
----------------------------------------------------------------------------------------------------------------
        525,000   MS Home Corp. (Single Family Mtg.)     6.700     12/01/2029   12/01/2009 A            543,947
----------------------------------------------------------------------------------------------------------------
        105,000   MS Home Corp. (Valley State
                  Student Hsg.)                          5.300     12/01/2028   12/01/2013 A            108,020
----------------------------------------------------------------------------------------------------------------
         25,000   MS Home Corp., Series A                6.300     06/01/2031   06/01/2014 A             26,040
----------------------------------------------------------------------------------------------------------------
         20,000   Tupelo, MS GO                          5.900     08/01/2013   08/01/2007 A             20,029
----------------------------------------------------------------------------------------------------------------
      1,075,000   Warren County, MS Environmental
                  Improvement (International Paper
                  Company)                               6.250     09/01/2023   09/01/2009 A          1,125,762
                                                                                               -----------------
                                                                                                     22,152,258
----------------------------------------------------------------------------------------------------------------
MISSOURI--2.1%
         20,000   Bates County, MO Hospital (Bates
                  County Memorial Hospital)              5.700     03/01/2026   09/01/2007 A             20,141
----------------------------------------------------------------------------------------------------------------
        175,000   Belton, MO Tax Increment (Belton
                  Town Center)                           5.000     03/01/2014   09/06/2013 C            173,959
----------------------------------------------------------------------------------------------------------------
        125,000   Belton, MO Tax Increment (Belton
                  Town Center)                           5.125     03/01/2015   03/01/2015              124,093
----------------------------------------------------------------------------------------------------------------
        100,000   Belton, MO Tax Increment (Belton
                  Town Center)                           5.250     03/01/2016   03/01/2016               99,751
----------------------------------------------------------------------------------------------------------------
      1,375,000   Branson, MO IDA (Branson Hills)        6.250     05/01/2013   05/05/2011 C          1,443,613
----------------------------------------------------------------------------------------------------------------
         65,000   Cameron, MO IDA Health
                  Facilities (Cameron Community
                  Hospital)                              6.375     12/01/2029   12/01/2010 A             70,468
----------------------------------------------------------------------------------------------------------------
      4,095,000   Hanley/Eager Road, MO
                  Transportation Devel. District 1       6.750     12/01/2028   12/01/2010 D          4,099,709
----------------------------------------------------------------------------------------------------------------
      3,970,000   Kansas City, MO Special
                  Facilities (MCI Overhaul Base)         5.500     09/01/2020   09/01/2015 A          4,185,928
----------------------------------------------------------------------------------------------------------------
      1,170,000   Kansas City, MO Special
                  Facilities (MCI Overhaul Base)         5.625     09/01/2017   09/01/2015 A          1,250,765
----------------------------------------------------------------------------------------------------------------
      1,200,000   Kansas City, MO Tax Increment
                  (Briarcliff West)                      5.150     06/01/2016   08/01/2013 B          1,213,728
----------------------------------------------------------------------------------------------------------------
        150,000   Lake of the Ozarks, MO Community
                  Bridge Corp.                           5.250     12/01/2026   12/01/2010 A            150,575
----------------------------------------------------------------------------------------------------------------
         20,000   Lees Summit, MO Tax
                  (Summitwoods Crossing)                 6.250     05/01/2017   05/01/2008 A             20,207
----------------------------------------------------------------------------------------------------------------
      1,110,000   Maplewood, MO Tax (Maplewood
                  South Redevel.)                        5.200     11/01/2022   09/01/2012 B          1,121,588
----------------------------------------------------------------------------------------------------------------
         10,000   MO Environmental Improvement &
                  Energy Resources Authority             5.100     01/01/2011   01/01/2008 A             10,142
----------------------------------------------------------------------------------------------------------------
         35,000   MO Environmental Improvement &
                  Energy Resources Authority             5.125     01/01/2019   01/01/2008 A             35,555
----------------------------------------------------------------------------------------------------------------
         55,000   MO Environmental Improvement &
                  Energy Resources Authority
                  (Missouri-American Water
                  Company)                               5.000     11/01/2028   11/01/2007 A             55,057
----------------------------------------------------------------------------------------------------------------


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
----------------------------------------------------------------------------------------------------------------
$       205,000   MO Environmental Improvement &
                  Energy Resources Authority
                  (Missouri-American Water Company)      5.900%    03/01/2030   09/01/2007 A   $        209,352
----------------------------------------------------------------------------------------------------------------
        105,000   MO Environmental Improvement &
                  Energy Resources Authority (St.
                  Louis County Water Company)            5.000     03/01/2029   03/01/2008 A            105,219
----------------------------------------------------------------------------------------------------------------
        355,000   MO Environmental Improvement &
                  Energy Resources Authority (St.
                  Louis County Water Company)            5.100     03/01/2028   09/01/2007 A            355,107
----------------------------------------------------------------------------------------------------------------
      2,275,000   MO Environmental Improvement &
                  Energy Resources Authority
                  (Union Electric Company)               5.450     10/01/2028   10/01/2010 A          2,289,264
----------------------------------------------------------------------------------------------------------------
        110,000   MO H&EFA (FHS)                         5.500     02/15/2024   08/15/2007 A            110,200
----------------------------------------------------------------------------------------------------------------
         25,000   MO H&EFA (St. Lukes-Shawnee
                  Mission Health System)                 5.375     11/15/2021   11/15/2007 A             25,363
----------------------------------------------------------------------------------------------------------------
         20,000   MO H&EFA (William Woods
                  University)                            5.200     09/01/2029   09/01/2007 A             20,005
----------------------------------------------------------------------------------------------------------------
      1,770,000   MO HDC (Homeownership Loan
                  Program)                               5.900     09/01/2035   04/01/2010 A          1,864,005
----------------------------------------------------------------------------------------------------------------
         40,000   MO HDC (Single Family Hsg.)            6.100     09/01/2024   09/01/2009 A             40,648
----------------------------------------------------------------------------------------------------------------
        920,000   MO HDC (Single Family Hsg.)            6.450     09/01/2029   09/01/2008 A            980,564
----------------------------------------------------------------------------------------------------------------
      5,850,000   MO HDC (Single Family Mtg.)            6.050     03/01/2037   09/01/2015 A          6,244,992
----------------------------------------------------------------------------------------------------------------
         15,000   MO HDC (Single Family Mtg.)            6.200     09/01/2025   11/20/2009 B             15,380
----------------------------------------------------------------------------------------------------------------
      6,295,000   MO HDC (Single Family Mtg.)            6.230     03/01/2032   10/15/2009 B          6,575,946
----------------------------------------------------------------------------------------------------------------
        120,000   MO HDC (Single Family Mtg.)            7.250     09/01/2026   09/01/2007 B            121,658
----------------------------------------------------------------------------------------------------------------
         50,000   MO HDC (Truman Farm Villas)            5.750     10/01/2011   10/01/2008 A             50,602
----------------------------------------------------------------------------------------------------------------
         20,000   MO Higher Education Student Loan
                  Authority                              5.650     02/15/2010   08/15/2007 A             20,144
----------------------------------------------------------------------------------------------------------------
         30,000   MO Hsg. Devel. Commission (Single
                  Family-Homeownership Loan)             5.550     09/01/2018   03/01/2011 A             30,185
----------------------------------------------------------------------------------------------------------------
        200,000   Raymore, MO Tax Increment              5.000     03/01/2012   03/01/2012              200,192
----------------------------------------------------------------------------------------------------------------
        300,000   Raymore, MO Tax Increment              5.000     03/01/2013   03/01/2013              299,760
----------------------------------------------------------------------------------------------------------------
        275,000   Raymore, MO Tax Increment              5.125     03/01/2014   03/01/2014              276,136
----------------------------------------------------------------------------------------------------------------
        230,000   Raymore, MO Tax Increment              5.125     03/01/2015   03/01/2015              230,490
----------------------------------------------------------------------------------------------------------------
      2,335,000   Richmond Heights, MO Tax
                  Increment & Transportation Sales
                  Tax                                    5.200     11/01/2021   05/01/2012 A          2,333,202
----------------------------------------------------------------------------------------------------------------
        135,000   Sikeston, MO Electric                  5.000     06/01/2022   12/01/2007 A            135,085
----------------------------------------------------------------------------------------------------------------
      2,215,000   Springfield, MO Land Clearance
                  Devel. Authority (University
                  Plaza Redevel. Corp.)                  6.600     10/01/2011   10/01/2007 A          2,264,970
----------------------------------------------------------------------------------------------------------------
        500,000   St. Joseph, MO IDA (Shoppes at
                  North Village)                         5.100     11/01/2019   11/01/2014 A            498,560
----------------------------------------------------------------------------------------------------------------
         10,000   St. Louis County, MO IDA (South
                  Summit Apartments)                     6.050     04/20/2027   10/20/2007 A             10,226
----------------------------------------------------------------------------------------------------------------
         10,000   St. Louis, MO Land Clearance
                  Redevel. Authority (West End
                  Apartments)                            6.000     04/01/2024   08/01/2007 A             10,079
----------------------------------------------------------------------------------------------------------------


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
----------------------------------------------------------------------------------------------------------------
$       675,000   Strother, MO Interchange
                  Transportation Devel. District
                  (Lees Summit)                          5.000%    05/01/2024   02/03/2012 B   $        674,575
----------------------------------------------------------------------------------------------------------------
         10,000   University City, MO IDA
                  (Canterbury Gardens)                   5.900     12/20/2020   12/20/2007 A             10,239
                                                                                               -----------------
                                                                                                     40,077,427
----------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
         35,000   Crow, MT Finance Authority
                  (Tribal)                               5.650     10/01/2017   10/01/2007 A             35,852
----------------------------------------------------------------------------------------------------------------
        185,000   Crow, MT Finance Authority
                  (Tribal)                               5.700     10/01/2027   10/01/2009 A            189,477
----------------------------------------------------------------------------------------------------------------
         25,000   MT Board of Hsg. (Single Family
                  Mtg.)                                  5.450     06/01/2027   06/01/2008 A             25,298
----------------------------------------------------------------------------------------------------------------
         20,000   MT Board of Hsg. (Single Family
                  Mtg.)                                  5.600     12/01/2023   12/01/2010 A             20,219
----------------------------------------------------------------------------------------------------------------
         10,000   MT Board of Hsg. (Single Family
                  Mtg.)                                  5.750     06/01/2030   06/01/2009 A             10,026
----------------------------------------------------------------------------------------------------------------
        380,000   MT Higher Education Student
                  Assistance Corp.                       5.500     12/01/2031   12/01/2010 A            386,521
                                                                                               -----------------
                                                                                                        667,393
----------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
     10,000,000   Charter Mac Equity Issuer Trust,
                  Series B3-1                            6.000     04/30/2015   04/30/2015           10,508,700
----------------------------------------------------------------------------------------------------------------
      6,000,000   Munimae TE Bond Subsidiary             5.125     11/29/2049   09/30/2015 D          6,097,320
----------------------------------------------------------------------------------------------------------------
      8,000,000   Munimae TE Bond Subsidiary             5.300     11/29/2049   09/30/2015 D          8,050,720
----------------------------------------------------------------------------------------------------------------
      3,000,000   Munimae TE Bond Subsidiary             5.500     11/29/2049   09/30/2015 D          3,038,880
                                                                                               -----------------
                                                                                                     27,695,620
----------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
         50,000   Dawson County, NE Sanitation &
                  Improvement District (IBP)             5.250     02/01/2009   08/01/2007 A             49,997
----------------------------------------------------------------------------------------------------------------
         35,000   Dawson County, NE Sanitation &
                  Improvement District (IBP)             5.550     02/01/2017   08/01/2007 A             34,867
----------------------------------------------------------------------------------------------------------------
          5,000   NE Investment Finance Authority
                  (Multifamily Hsg.)                     6.000     12/01/2015   12/01/2007 A              5,011
----------------------------------------------------------------------------------------------------------------
         20,000   NE Investment Finance Authority
                  (Multifamily Hsg.)                     6.200     06/01/2028   12/01/2007 A             20,077
----------------------------------------------------------------------------------------------------------------
         85,000   NE Investment Finance Authority
                  (Single Family Hsg.)                   5.150     03/01/2029   03/01/2009 A             85,346
----------------------------------------------------------------------------------------------------------------
         25,000   NE Investment Finance Authority
                  (Single Family Hsg.)                   5.350     09/01/2032   03/01/2012 A             25,510
----------------------------------------------------------------------------------------------------------------
         10,000   NE Investment Finance Authority
                  (Single Family Hsg.)                   5.650     09/01/2029   09/01/2009 A             10,101
----------------------------------------------------------------------------------------------------------------
         25,000   NE Investment Finance Authority
                  (Single Family Hsg.), Series C         6.250     03/01/2021   05/01/2009 A             25,423
----------------------------------------------------------------------------------------------------------------
        205,000   NE Student Loan (Nebhelp)              6.000     06/01/2028   03/10/2008 A            206,841
----------------------------------------------------------------------------------------------------------------
         65,000   NE Student Loan (Nebhelp)              6.400     06/01/2013   03/02/2010 C             67,501
----------------------------------------------------------------------------------------------------------------


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
NEBRASKA CONTINUED
$       100,000   Scotts Bluff County, NE Hospital
                  Authority (Regional West Medical
                  Center)                                6.375%    12/15/2008   12/15/2007 A   $        100,138
                                                                                               -----------------
                                                                                                        630,812
----------------------------------------------------------------------------------------------------------------
NEVADA--0.6%
      1,580,000   Clark County, NV Industrial Devel.
                  (Nevada Power Company) 1               5.600     10/01/2030   07/01/2007 A          1,584,440
----------------------------------------------------------------------------------------------------------------
        400,000   Clark County, NV Industrial Devel.
                  (Southwest Gas Corp.)                  5.450     03/01/2038   03/01/2013 A            416,676
----------------------------------------------------------------------------------------------------------------
      8,555,000   Las Vegas, NV Paiute Tribe,
                  Series A                               6.125     11/01/2012   05/30/2010 C          8,906,525
----------------------------------------------------------------------------------------------------------------
        200,000   Las Vegas, NV Paiute Tribe,
                  Series A                               6.625     11/01/2017   11/01/2012 A            218,962
----------------------------------------------------------------------------------------------------------------
         25,000   Las Vegas, NV Sewer                    5.000     10/01/2010   10/01/2007 A             25,071
----------------------------------------------------------------------------------------------------------------
         80,000   NV Hsg. Division (Campaige Place)      5.450     10/01/2018   10/01/2008 A             80,514
----------------------------------------------------------------------------------------------------------------
        290,000   NV Hsg. Division (Multi Unit Hsg.)     5.900     10/01/2016   04/01/2010 A            296,870
----------------------------------------------------------------------------------------------------------------
         45,000   NV Hsg. Division (Multi-Unit Hsg.)     5.550     10/01/2028   10/01/2008 A             45,311
----------------------------------------------------------------------------------------------------------------
         35,000   NV Hsg. Division (Single Family
                  Mtg.)                                  5.300     04/01/2028   04/01/2009 A             35,158
----------------------------------------------------------------------------------------------------------------
         10,000   NV Hsg. Division (Single Family
                  Mtg.), Series B                        5.650     10/01/2021   10/01/2010 A             10,125
----------------------------------------------------------------------------------------------------------------
         60,000   Washoe County, NV (Reno/Sparks
                  Convention)                            5.600     07/01/2010   07/01/2007 A             60,084
----------------------------------------------------------------------------------------------------------------
         50,000   Washoe County, NV GO                   5.250     06/01/2011   12/01/2007 A             50,056
----------------------------------------------------------------------------------------------------------------
         15,000   Washoe, NV HFC (Washoe Mills
                  Apartments)                            6.125     07/01/2022   07/01/2007 A             15,015
                                                                                               -----------------
                                                                                                     11,744,807
----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
      2,000,000   Manchester, NH Hsg. & Redevel.
                  Authority, Series A                    6.750     01/01/2014   01/01/2010 A          2,126,320
----------------------------------------------------------------------------------------------------------------
         55,000   NH Business Finance Authority
                  (Public Service Company of New
                  Hampshire)                             6.000     05/01/2021   05/01/2008 A             56,633
----------------------------------------------------------------------------------------------------------------
        210,000   NH HE&HFA (Dartmouth College)          5.450     06/01/2025   12/01/2007 A            210,235
----------------------------------------------------------------------------------------------------------------
        100,000   NH HE&HFA (Dartmouth College)          5.550     06/01/2023   06/01/2008 A            101,923
----------------------------------------------------------------------------------------------------------------
        125,000   NH HE&HFA (Franklin Pierce
                  College)                               5.250     10/01/2018   04/01/2010 A            127,136
----------------------------------------------------------------------------------------------------------------
        150,000   NH HE&HFA (New Hampton School)         5.250     10/01/2018   10/01/2010 A            152,975
----------------------------------------------------------------------------------------------------------------
          5,000   NH HFA                                 6.125     01/01/2018   07/01/2007 A              5,083
----------------------------------------------------------------------------------------------------------------
         10,000   NH HFA (Multifamily)                   7.550     07/01/2013   07/01/2007 A             10,812
----------------------------------------------------------------------------------------------------------------
         60,000   NH HFA (Prescott Hills Apartments)     6.150     07/01/2040   01/01/2010 A             61,313
----------------------------------------------------------------------------------------------------------------
        205,000   NH HFA (Single Family Mtg.)            5.200     01/01/2024   07/01/2013 A            206,279
----------------------------------------------------------------------------------------------------------------
         10,000   NH HFA (Single Family Mtg.)            5.450     07/01/2021   01/01/2012 A             10,174
----------------------------------------------------------------------------------------------------------------
         75,000   NH HFA (Single Family Mtg.)            5.850     07/01/2017   07/01/2009 A             76,075
----------------------------------------------------------------------------------------------------------------
      5,695,000   NH HFA (Single Family Mtg.)            5.875     07/01/2021   03/01/2010 B          5,957,255
----------------------------------------------------------------------------------------------------------------
         60,000   NH HFA (Single Family Mtg.)            6.150     07/01/2029   12/01/2011 A             61,192
----------------------------------------------------------------------------------------------------------------
        985,000   NH HFA (Single Family Mtg.)            6.300     07/01/2031   01/01/2012 A          1,015,515
----------------------------------------------------------------------------------------------------------------


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
$        35,000   NH IDA (Connecticut Light & Power
                  Company)                               5.900%    08/01/2018   10/01/2008 A   $         36,225
                                                                                               -----------------
                                                                                                     10,215,145
----------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.1%
     10,885,000   Delaware River Port Authority
                  PA/NJ                                  5.500     01/01/2026   07/01/2007 A         10,978,176
----------------------------------------------------------------------------------------------------------------
     14,000,000   NJ EDA (Cigarette Tax)                 5.625     06/15/2019   06/15/2010 A         14,493,780
----------------------------------------------------------------------------------------------------------------
      3,500,000   NJ EDA (Continental Airlines)          6.625     09/15/2012   09/15/2012            3,701,075
----------------------------------------------------------------------------------------------------------------
      5,000,000   NJ EDA (Trigen-Trenton District
                  Energy Company)                        6.200     12/01/2010   12/01/2007 A          5,045,400
----------------------------------------------------------------------------------------------------------------
        645,000   NJ Health Care Facilities Financing
                  Authority (Raritan Bay Medical
                  Center)                                7.250     07/01/2014   07/01/2007 A            664,447
----------------------------------------------------------------------------------------------------------------
     50,015,000   NJ Tobacco Settlement Financing
                  Corp. (TASC)                           5.750     06/01/2032   06/01/2012 A         53,233,965
----------------------------------------------------------------------------------------------------------------
        155,000   NJ Tobacco Settlement Financing
                  Corp. (TASC)                           6.000     06/01/2037   06/01/2012 A            168,902
----------------------------------------------------------------------------------------------------------------
      4,335,000   NJ Tobacco Settlement Financing
                  Corp. (TASC)                           6.375     06/01/2032   06/01/2013 A          4,852,339
----------------------------------------------------------------------------------------------------------------
      1,425,000   NJ Tobacco Settlement Financing
                  Corp. (TASC)                           7.000     06/01/2041   06/01/2013 A          1,647,984
                                                                                               -----------------
                                                                                                     94,786,068
----------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
      3,500,000   Bernalillo County, NM Multifamily
                  Hsg. (Mountain View)                   7.500     09/20/2033   09/20/2008 A          3,727,955
----------------------------------------------------------------------------------------------------------------
      1,175,000   Farmington, NM Pollution Control
                  1                                      5.800     04/01/2022   04/01/2008 A          1,185,751
----------------------------------------------------------------------------------------------------------------
        545,000   Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico)                                5.700     12/01/2016   12/01/2007 A            556,674
----------------------------------------------------------------------------------------------------------------
        300,000   Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico)                                5.800     04/01/2022   04/01/2008 A            302,745
----------------------------------------------------------------------------------------------------------------
      4,075,000   Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico)                                6.300     12/01/2016   12/01/2008 A          4,162,490
----------------------------------------------------------------------------------------------------------------
      1,235,000   Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico) 1                              6.375     04/01/2022   10/01/2007 A          1,261,898
----------------------------------------------------------------------------------------------------------------
        160,000   Hobbs, NM Health Facilities
                  (Evangelical Lutheran Good
                  Samaritan Society)                     5.500     05/01/2026   11/01/2007 A            161,654
----------------------------------------------------------------------------------------------------------------
         20,000   Jemez Mountain, NM Public School
                  District No. 53                        5.700     11/01/2009   11/01/2007 A             20,097
----------------------------------------------------------------------------------------------------------------
         25,000   NM Mtg. Finance Authority (Bluffs
                  at Tierra Contenta)                    5.200     01/01/2019   01/01/2009 A             25,145
----------------------------------------------------------------------------------------------------------------
         15,000   NM Mtg. Finance Authority (Rio
                  Volcan Apartments)                     5.650     07/01/2018   07/01/2009 A             15,188
----------------------------------------------------------------------------------------------------------------
         30,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           5.000     09/01/2022   03/01/2012 A             30,100
----------------------------------------------------------------------------------------------------------------
         15,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           5.350     07/01/2023   07/01/2010 A             15,075
----------------------------------------------------------------------------------------------------------------


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
----------------------------------------------------------------------------------------------------------------
$         5,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           5.700%    09/01/2014   09/01/2009 A   $          5,033
----------------------------------------------------------------------------------------------------------------
      1,395,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           5.850     01/01/2037   12/01/2011 B          1,479,188
----------------------------------------------------------------------------------------------------------------
          5,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           5.875     09/01/2021   03/01/2010 A              5,037
----------------------------------------------------------------------------------------------------------------
         10,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           6.000     01/01/2029   01/01/2010 A             10,168
----------------------------------------------------------------------------------------------------------------
      4,900,000   NM Mtg. Finance Authority (Single
                  Family Mtg.)                           6.150     07/01/2037   08/15/2011 B          5,227,075
----------------------------------------------------------------------------------------------------------------
        225,000   NM Regional Hsg. Authority
                  (Washington Place Apartments)          5.500     08/15/2020   02/15/2013 A            233,685
----------------------------------------------------------------------------------------------------------------
         15,000   Santa Fe, NM Single Family Mtg.
                  (FNMA & GNMA Mtg. Backed
                  Securities), Series A                  6.300     11/01/2028   11/01/2007 A             15,048
----------------------------------------------------------------------------------------------------------------
        125,000   Villa Hermosa, NM Affordable Hsg.
                  Corp. (Villa Hermosa Apartments)       5.900     05/20/2027   11/20/2007 A            127,568
                                                                                               -----------------
                                                                                                     18,567,574
----------------------------------------------------------------------------------------------------------------
 NEW YORK--0.6%
     10,000,000   NY Tobacco Settlement Financing
                  Corp., Series B 2                      5.500     06/01/2017   06/01/2011 A         10,500,250
----------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.0%
      1,480,000   Kinston, NC Hsg. Authority
                  (Kinston Towers)                       6.750     12/01/2018   10/10/2013 C          1,452,827
----------------------------------------------------------------------------------------------------------------
        115,000   NC Eastern Municipal Power Agency      5.750     01/01/2026   01/01/2011 A            119,008
----------------------------------------------------------------------------------------------------------------
        415,000   NC Eastern Municipal Power
                  Agency, Series B                       5.500     01/01/2017   07/01/2007 A            415,502
----------------------------------------------------------------------------------------------------------------
         75,000   NC Eastern Municipal Power
                  Agency, Series B                       5.500     01/01/2021   07/01/2007 A             75,098
----------------------------------------------------------------------------------------------------------------
        165,000   NC Eastern Municipal Power
                  Agency, Series B                       5.500     01/01/2021   07/01/2007 A            165,215
----------------------------------------------------------------------------------------------------------------
      1,215,000   NC Eastern Municipal Power
                  Agency, Series B                       5.500     01/01/2021   07/01/2007 A          1,230,115
----------------------------------------------------------------------------------------------------------------
         30,000   NC Eastern Municipal Power
                  Agency, Series B                       6.250     01/01/2023   07/01/2007 A             30,057
----------------------------------------------------------------------------------------------------------------
      4,570,000   NC HFA                                 5.750     03/01/2017   09/01/2007 A          4,644,582
----------------------------------------------------------------------------------------------------------------
      2,635,000   NC HFA                                 6.000     07/01/2016   07/01/2009 A          2,678,398
----------------------------------------------------------------------------------------------------------------
         15,000   NC HFA (Single Family)                 5.350     09/01/2028   03/01/2008 A             15,284
----------------------------------------------------------------------------------------------------------------
        130,000   NC HFA (Single Family)                 5.600     09/01/2019   09/01/2007 A            132,774
----------------------------------------------------------------------------------------------------------------
      1,765,000   NC HFA (Single Family)                 6.250     03/01/2028   09/01/2007 A          1,827,375
----------------------------------------------------------------------------------------------------------------
      2,400,000   NC Medical Care Commission
                  (GHC/GHS/GMH Obligated Group)          5.400     02/15/2011   08/15/2007 A          2,443,944
----------------------------------------------------------------------------------------------------------------
      1,195,000   NC Medical Care Commission
                  (GHC/GHS/GMH Obligated Group)          5.500     02/15/2015   08/15/2007 A          1,221,266
----------------------------------------------------------------------------------------------------------------
      1,425,000   NC Medical Care Commission
                  (GHC/GHS/GMH Obligated Group)          5.500     02/15/2019   08/15/2007 A          1,456,322
                                                                                               -----------------
                                                                                                     17,907,767


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
$        40,000   Fargo, ND Health System
                  (Meritcare Hospital/Meritcare
                  Med Group Obligated Group)             5.375%    06/01/2027   12/01/2007 A   $         40,843
----------------------------------------------------------------------------------------------------------------
         50,000   Mercer County, ND Pollution
                  Control (Northwestern Public
                  Service Company)                       5.850     06/01/2023   12/01/2007 A             50,352
----------------------------------------------------------------------------------------------------------------
        100,000   ND Board of Higher Education
                  Student Services Facilities            5.500     08/01/2023   08/01/2015 A            102,253
----------------------------------------------------------------------------------------------------------------
         10,000   ND HFA                                 5.150     01/01/2019   01/01/2011 A             10,077
----------------------------------------------------------------------------------------------------------------
         60,000   ND HFA (Home Mtg.)                     5.150     07/01/2014   07/01/2010 A             60,773
----------------------------------------------------------------------------------------------------------------
         15,000   ND HFA (Home Mtg.)                     5.850     07/01/2028   07/01/2009 A             15,174
----------------------------------------------------------------------------------------------------------------
        365,000   ND HFA, Series B                       5.300     07/01/2024   07/01/2012 A            369,811
----------------------------------------------------------------------------------------------------------------
         25,000   ND HFA, Series C                       5.650     07/01/2013   07/01/2010 A             25,314
----------------------------------------------------------------------------------------------------------------
         15,000   ND HFA, Series F                       5.550     01/01/2012   01/01/2010 A             15,162
----------------------------------------------------------------------------------------------------------------
         80,000   ND Water Commission (Southwest
                  Pipeline)                              5.700     07/01/2017   07/01/2007 A             80,119
----------------------------------------------------------------------------------------------------------------
        160,000   Oliver County, ND Pollution
                  Control (Square Butte Electric
                  Cooperative)                           5.300     01/01/2027   01/01/2011 A            165,261
----------------------------------------------------------------------------------------------------------------
         50,000   Oliver County, ND Solid Waste
                  (Square Butte Electric
                  Cooperative)                           5.450     01/01/2024   01/01/2009 A             51,618
----------------------------------------------------------------------------------------------------------------
         15,000   Williston, ND Health Facilities
                  (Catholic Health Corp.)                5.500     11/15/2014   11/15/2007 A             15,082
                                                                                               -----------------
                                                                                                      1,001,839
----------------------------------------------------------------------------------------------------------------
OHIO--2.6%
        100,000   Adams County, OH Valley Local
                  School District                        5.250     12/01/2021   12/01/2007 A            100,565
----------------------------------------------------------------------------------------------------------------
         70,000   Akron, OH Economic Devel.              5.000     12/01/2018   12/01/2009 A             71,558
----------------------------------------------------------------------------------------------------------------
         70,000   Centerville, OH GO                     5.625     12/01/2026   12/01/2007 A             70,473
----------------------------------------------------------------------------------------------------------------
        850,000   Cleveland, OH Airport
                  (Continental Airlines)                 5.500     12/01/2008   06/05/2008 C            853,069
----------------------------------------------------------------------------------------------------------------
        120,000   Cleveland, OH Airport System           5.125     01/01/2017   01/01/2008 A            121,610
----------------------------------------------------------------------------------------------------------------
        100,000   Cleveland, OH Airport System           5.125     01/01/2022   01/01/2008 A            101,182
----------------------------------------------------------------------------------------------------------------
        235,000   Cleveland, OH Airport System           5.125     01/01/2027   01/01/2010 A            237,496
----------------------------------------------------------------------------------------------------------------
         40,000   Cleveland, OH COP (Cleveland
                  Stadium)                               5.250     11/15/2027   11/15/2007 A             40,939
----------------------------------------------------------------------------------------------------------------
         50,000   Columbus, OH Municipal Airport
                  Authority                              5.000     01/01/2028   01/01/2008 A             50,807
----------------------------------------------------------------------------------------------------------------
         50,000   Columbus, OH Sewer Improvement
                  Bonds                                  6.000     09/15/2010   09/15/2007 A             50,168
----------------------------------------------------------------------------------------------------------------
         10,000   Cuyahoga County, OH Hospital
                  (University Hospitals of
                  Cleveland)                             9.000     06/01/2011   12/01/2007 A             11,060
----------------------------------------------------------------------------------------------------------------
        107,500   Cuyahoga County, OH Mtg. (West
                  Tech Apartments) 4                     5.450     03/20/2044   09/20/2012 A            107,566
----------------------------------------------------------------------------------------------------------------
          5,000   Cuyahoga County, OH Mtg. (West
                  Tech Apartments)                       5.700     03/20/2043   12/15/2030 C              5,004
----------------------------------------------------------------------------------------------------------------
         50,000   Dayton, OH Special Facilities
                  (EAFC/EWA Obligated Group)             5.625     02/01/2018   02/01/2008 A             51,371
----------------------------------------------------------------------------------------------------------------
        100,000   Franklin County, OH Mtg. (Gateway
                  Apartment Homes)                       5.800     12/20/2028   12/20/2013 A            104,777
----------------------------------------------------------------------------------------------------------------


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON     MATURITY        MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
----------------------------------------------------------------------------------------------------------------
$        40,000   Franklin County, OH Mtg. (Villas at
                  St. Therese)                           5.250%    12/20/2039   12/20/2011 A   $         41,016
----------------------------------------------------------------------------------------------------------------
         20,000   Franklin County, OH Mtg. (Villas
                  at St. Therese)                        5.500     07/01/2021   07/01/2008 A             20,308
----------------------------------------------------------------------------------------------------------------
      3,845,000   Franklin County, OH Multifamily
                  (Wellington Hsg. Partners)             5.400     02/20/2043   02/20/2014 A          3,900,368
----------------------------------------------------------------------------------------------------------------
      1,895,000   Grove City, OH Tax Increment
                  Financing                              5.125     12/01/2016   06/12/2013 C          1,871,957
----------------------------------------------------------------------------------------------------------------
         40,000   Hamilton County, OH (Judson Care
                  Center)                                6.500     08/01/2026   08/01/2007 A             41,268
----------------------------------------------------------------------------------------------------------------
         25,000   Lake County, OH Sewer District
                  Improvements                           5.850     12/01/2016   12/01/2007 A             25,538
----------------------------------------------------------------------------------------------------------------
        425,000   Lucas County, OH GO                    6.500     12/01/2016   12/01/2007 A            434,384
----------------------------------------------------------------------------------------------------------------
        200,000   Lucas County, OH Hospital (Toledo
                  Hospital/Flower Hospital
                  Obligated Group)                       5.750     11/15/2011   11/15/2007 A            204,274
----------------------------------------------------------------------------------------------------------------
         45,000   Lucas-Palmer, OH HDC (Palmer
                  Gardens)                               6.125     07/01/2025   07/01/2007 A             45,045
----------------------------------------------------------------------------------------------------------------
         20,000   Miamisburg, OH (Municipal Golf
                  Course)                                5.100     12/01/2021   12/01/2007 A             20,020
----------------------------------------------------------------------------------------------------------------
         40,000   Middletown, OH GO                      6.050     12/01/2013   12/01/2007 A             40,067
----------------------------------------------------------------------------------------------------------------
         25,000   Montgomery County, OH
                  Multifamily Hsg. (Creekside
                  Villas)                                6.000     09/01/2031   09/01/2009 A             25,396
----------------------------------------------------------------------------------------------------------------
         30,000   Muskingum County, OH Hospital
                  Facilities (Franciscan Sisters of
                  Christian Charity Healthcare
                  Ministry)                              5.375     02/15/2012   08/15/2007 A             30,032
----------------------------------------------------------------------------------------------------------------
        900,000   OH Air Quality Devel. Authority
                  (Cincinnati Gas & Electric
                  Company)                               5.450     01/01/2024   07/01/2007 A            901,053
----------------------------------------------------------------------------------------------------------------
      3,155,000   OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                               6.000     12/01/2013   12/01/2009 A          3,207,499
----------------------------------------------------------------------------------------------------------------
        320,000   OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                               6.000     08/01/2020   08/01/2007 A            326,742
----------------------------------------------------------------------------------------------------------------
      1,535,000   OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                               6.100     08/01/2020   08/01/2009 A          1,566,498
----------------------------------------------------------------------------------------------------------------
         50,000   OH Capital Corp. for Hsg. (The
                  Conifers)                              6.300     06/01/2028   12/01/2007 A             51,204
----------------------------------------------------------------------------------------------------------------
        460,000   OH Economic Devel. (Astro
                  Instrumentation)                       5.450     06/01/2022   06/01/2012 A            478,598
----------------------------------------------------------------------------------------------------------------
         10,000   OH Economic Devel. (Enterprise
                  Bond Fund)                             6.500     12/01/2009   12/01/2007 A             10,012
----------------------------------------------------------------------------------------------------------------
        240,000   OH Environmental Facilities (Ford
                  Motor Company)                         5.950     09/01/2029   09/01/2011 A            240,502
----------------------------------------------------------------------------------------------------------------
         55,000   OH HFA                                 5.250     09/01/2030   09/01/2010 A             55,838
----------------------------------------------------------------------------------------------------------------
          5,000   OH HFA                                 5.300     09/01/2010   07/01/2009 A              5,021
----------------------------------------------------------------------------------------------------------------
      2,000,000   OH HFA                                 5.375     03/01/2037   03/01/2016 A          2,107,200
----------------------------------------------------------------------------------------------------------------
         15,000   OH HFA                                 5.750     09/01/2028   09/01/2009 A             15,134
----------------------------------------------------------------------------------------------------------------
         50,000   OH HFA                                 5.750     09/01/2030   07/01/2009 A             50,335
----------------------------------------------------------------------------------------------------------------


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
----------------------------------------------------------------------------------------------------------------
$         5,000   OH HFA                                 6.050%    09/01/2017   09/01/2007 A   $          5,107
----------------------------------------------------------------------------------------------------------------
      9,475,000   OH HFA (Residential Mtg.)              5.625     03/01/2032   04/17/2009 B          9,855,611
----------------------------------------------------------------------------------------------------------------
      7,330,000   OH HFA, Series D                       5.450     09/01/2031   05/16/2009 B          7,558,916
----------------------------------------------------------------------------------------------------------------
         50,000   OH Student Loan Funding Corp.,
                  Series A                               7.250     02/01/2008   08/01/2007 A             50,144
----------------------------------------------------------------------------------------------------------------
         90,000   OH Water Devel. Authority              9.375     12/01/2010   12/01/2007 A             96,577
----------------------------------------------------------------------------------------------------------------
         35,000   OH Water Devel. Authority
                  (Cargill)                              6.300     09/01/2020   09/01/2007 A             35,711
----------------------------------------------------------------------------------------------------------------
        620,000   OH Water Devel. Authority
                  (Cincinnati Gas &
                  Electric Company)                      5.450     01/01/2024   07/01/2007 A            623,156
----------------------------------------------------------------------------------------------------------------
         10,000   Pleasant, OH Local School
                  District                               5.100     12/01/2018   12/01/2007 A             10,010
----------------------------------------------------------------------------------------------------------------
      1,965,000   Port of Greater Cincinnati,
                  OH Devel. Authority
                  (Public Parking Infrastructure)        6.300     02/15/2024   02/15/2014 A          2,105,832
----------------------------------------------------------------------------------------------------------------
      1,950,000   Port of Greater Cincinnati,
                  OH Devel. Authority
                  Public Parking Infrastructure)         6.400     02/15/2034   02/15/2014 A          2,082,230
----------------------------------------------------------------------------------------------------------------
        125,000   Reynoldsburg, OH Health Care
                  Facilities (Wesley Ridge)              6.150     10/20/2038   10/20/2007 A            128,943
----------------------------------------------------------------------------------------------------------------

        215,000   Scioto County, OH Marine Terminal
                  Facility(Norfolk & Western Railway
                  Company)                               5.300     08/15/2013   11/19/2008 A            219,902
----------------------------------------------------------------------------------------------------------------
         35,000   Toledo, OH Multifamily Hsg.
                  (Commodore Perry)                      5.450     12/01/2028   12/01/2010 A             35,480
----------------------------------------------------------------------------------------------------------------

         40,000   Toledo, OH Multifamily Hsg.
                  (Hillcrest Apartments)                 5.250     12/01/2018   12/01/2010 A             40,592
----------------------------------------------------------------------------------------------------------------
      7,850,000   Toledo-Lucas County, OH Port
                  Authority (Bax Global)                 6.250     11/01/2013   07/19/2010 A          8,201,288
----------------------------------------------------------------------------------------------------------------
         25,000   University of Cincinnati, OH COP       5.500     06/01/2013   12/01/2007 A             25,033
----------------------------------------------------------------------------------------------------------------
         90,000   Wadsworth, OH Hsg. Devel. Corp.
                  (Medina Hsg.)                          6.200     03/01/2020   05/21/2017 C             88,177
                                                                                               -----------------
                                                                                                     48,855,663
----------------------------------------------------------------------------------------------------------------
 OKLAHOMA--1.8%
       860,000    Ardmore, OK Devel. Authority Tax       5.000     11/01/2010   12/12/2008 C            847,883
----------------------------------------------------------------------------------------------------------------
        85,000    Cherokee County, OK EDA (NSU
                  Student Hsg.)                          5.250     12/01/2034   12/01/2015 A             87,265
----------------------------------------------------------------------------------------------------------------
        65,000    Edmond, OK EDA Student Hsg.
                  (Collegiate Hsg. Foundation)           5.375     12/01/2019   12/01/2010 A             65,299
----------------------------------------------------------------------------------------------------------------
       385,000    McAlester, OK Public Works
                  Authority                              5.481 3   02/01/2030   02/01/2009 A            111,146
----------------------------------------------------------------------------------------------------------------
        15,000    OK HFA (Single Family
                  Homeownership Loan Program)            5.400     09/01/2022   07/21/2010 B             15,281
----------------------------------------------------------------------------------------------------------------
       115,000    OK HFA (Single Family
                  Homeownership Loan Program)            5.500     09/01/2028   03/01/2013 A            117,577
----------------------------------------------------------------------------------------------------------------
     6,190,000    OK HFA (Single Family
                  Homeownership Loan Program)            5.700     09/01/2035   06/18/2011 B          6,495,786
----------------------------------------------------------------------------------------------------------------
        30,000    OK HFA (Single Family
                  Homeownership Loan Program)            5.750     03/01/2029   09/01/2007 B             30,178
----------------------------------------------------------------------------------------------------------------
       105,000    OK HFA (Single Family
                  Homeownership Loan Program)            5.850     09/01/2020   03/01/2011 A            105,802
----------------------------------------------------------------------------------------------------------------


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
----------------------------------------------------------------------------------------------------------------
 $       15,000   OK HFA (Single Family
                  Homeownership Loan Program)            6.200%    09/01/2028   03/01/2010 A   $         15,514
----------------------------------------------------------------------------------------------------------------
        845,000   OK HFA (Single Family
                  Homeownership Loan Program)            6.400     09/01/2030   03/01/2009 A            852,394
----------------------------------------------------------------------------------------------------------------
        555,000   OK HFA (Single Family
                  Homeownership Loan Program)            6.550     03/01/2029   08/01/2007 B            568,159
----------------------------------------------------------------------------------------------------------------
         55,000   OK HFA (Single Family)                 5.400     09/01/2029   03/01/2013 A             56,016
----------------------------------------------------------------------------------------------------------------
         10,000   OK Industries Authority
                  (IBMC/ISOCHC/IRH Obligated Group)      5.000     08/15/2014   08/15/2007 A             10,108
----------------------------------------------------------------------------------------------------------------
        290,000   Oklahoma County, OK HFA (Single
                  Family Mtg.)                           5.950     10/01/2035   02/01/2022 A            292,242
----------------------------------------------------------------------------------------------------------------
      1,250,000   Oklahoma County, OK HFA (Single
                  Family Mtg.)                           5.950     10/01/2035   02/01/2022 A          1,304,625
----------------------------------------------------------------------------------------------------------------
      2,815,000   Oklahoma County, OK HFA (Single
                  Family Mtg.)                           6.600     10/01/2035   02/01/2012 A          2,926,812
----------------------------------------------------------------------------------------------------------------
        375,000   Rogers County, OK HFA (Multifamily
                  Hsg.), Series A                        7.750     08/01/2023   08/01/2007 A            386,261
----------------------------------------------------------------------------------------------------------------
      4,991,830   Tulsa County, OK Home Finance
                  Authority (Single Family Mtg.)         5.250     12/01/2038   12/01/2021 A          5,086,176
----------------------------------------------------------------------------------------------------------------
      8,555,000   Tulsa, OK Municipal Airport Trust
                  (American Airlines)                    5.650     12/01/2035   12/01/2008 D          8,602,994
----------------------------------------------------------------------------------------------------------------
      5,000,000   Tulsa, OK Municipal Airport Trust
                  (American Airlines)                    6.000     06/01/2035   12/01/2008 D          5,040,300
----------------------------------------------------------------------------------------------------------------
         10,000   Tulsa, OK Municipal Airport Trust
                  (American Airlines)                    6.250     06/01/2020   12/01/2007 A              9,999
                                                                                               -----------------
                                                                                                     33,027,817
----------------------------------------------------------------------------------------------------------------
OREGON--0.2%
         10,000   Brooks, OR Community Sewer District    7.000     06/01/2009   12/01/2007 A             10,125
----------------------------------------------------------------------------------------------------------------
         55,000   Northern Wasco County, OR
                  People's Utility District
                  (Bonneville Power Administration)      5.200     12/01/2024   12/01/2007 A             55,051
----------------------------------------------------------------------------------------------------------------
         25,000   OR Bond Bank (Economic Devel.Dept.)    6.000     01/01/2015   07/01/2007 A             25,041
----------------------------------------------------------------------------------------------------------------
         25,000   OR Elderly & Disabled Hsg.             5.600     08/01/2019   08/01/2007 A             25,013
----------------------------------------------------------------------------------------------------------------
         25,000   OR GO                                  5.375     08/01/2028   08/01/2009 A             25,177
----------------------------------------------------------------------------------------------------------------
         40,000   OR GO (Elderly & Disabled Hsg.)        5.450     08/01/2012   08/01/2007 A             40,045
----------------------------------------------------------------------------------------------------------------
         35,000   OR GO (Elderly & Disabled Hsg.)        5.450     08/01/2013   08/01/2007 A             35,037
----------------------------------------------------------------------------------------------------------------
         30,000   OR GO (Elderly & Disabled Hsg.)        5.700     08/01/2016   08/01/2008 A             30,290
----------------------------------------------------------------------------------------------------------------
        390,000   OR GO (Veterans Welfare)               6.000     04/01/2032   04/01/2010 A            401,556
----------------------------------------------------------------------------------------------------------------
          5,000   OR Health & Science University         5.250     07/01/2015   07/01/2007 A              5,055
----------------------------------------------------------------------------------------------------------------
         50,000   OR Hsg. & Community Services Dept.
                  (Multifamily)                          5.700     07/01/2029   07/01/2009 A             50,545
----------------------------------------------------------------------------------------------------------------
        210,000   OR Hsg. & Community Services Dept.
                  (Multifamily), Series A                5.950     07/01/2030   07/01/2010 A            214,009
----------------------------------------------------------------------------------------------------------------
         50,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series A         5.150    07/01/2028    07/01/2011 A             50,117
----------------------------------------------------------------------------------------------------------------
         75,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series A         5.800    07/01/2016    07/01/2007 A             75,971
----------------------------------------------------------------------------------------------------------------


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
----------------------------------------------------------------------------------------------------------------
$         5,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series A         6.200%    07/01/2027   07/01/2009 A   $          5,099
----------------------------------------------------------------------------------------------------------------
         10,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series B         5.200     07/01/2009   07/01/2007 A             10,073
----------------------------------------------------------------------------------------------------------------
         30,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series B         5.450     07/01/2029   09/15/2007 B             30,045
----------------------------------------------------------------------------------------------------------------
        480,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series B         5.750     07/01/2025   10/13/2007 B            483,806
----------------------------------------------------------------------------------------------------------------
         20,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series E         6.000     07/01/2027   07/01/2007 A             20,280
----------------------------------------------------------------------------------------------------------------
         30,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series F         5.250     07/01/2022   12/15/2009 B             30,926
----------------------------------------------------------------------------------------------------------------
        210,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series F         5.650     07/01/2028   07/01/2009 A            211,376
----------------------------------------------------------------------------------------------------------------
         95,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series H         5.650     07/01/2028   07/01/2009 A             95,989
----------------------------------------------------------------------------------------------------------------
         50,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series H         6.000     07/01/2027   07/01/2008 A             50,419
----------------------------------------------------------------------------------------------------------------
         10,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series M         5.700     07/01/2011   07/01/2009 A             10,208
----------------------------------------------------------------------------------------------------------------
         10,000   OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series M         5.700     07/01/2022   07/01/2009 A             10,152
----------------------------------------------------------------------------------------------------------------
        120,000   OR Hsg. & Community Services
                  Dept., Series B                        5.900     07/01/2019   07/01/2009 A            121,897
----------------------------------------------------------------------------------------------------------------
         35,000   OR Hsg. (Elderly & Disabled Hsg.)      6.300     08/01/2026   08/01/2007 A             35,031
----------------------------------------------------------------------------------------------------------------
         85,000   Port Umatilla, OR Water                6.375     08/01/2009   08/01/2007 A             85,151
----------------------------------------------------------------------------------------------------------------
         35,000   Port Umatilla, OR Water                6.450     08/01/2014   08/01/2007 A             35,064
----------------------------------------------------------------------------------------------------------------
          5,000   Portland, OR Multifamily Hsg.
                  (Collins Circle Apartments)            5.125     06/01/2021   06/01/2009 A              5,013
----------------------------------------------------------------------------------------------------------------
        495,000   Washington County, OR Hsg. Authority
                  (Bethany Meadows II)                   5.850     09/01/2027   09/01/2007 A            506,390
----------------------------------------------------------------------------------------------------------------
      1,000,000   Western Generation, OR Agency
                  Cogeneration (Wauna Cogeneration)      5.000     01/01/2016   03/24/2015 C          1,000,340
                                                                                               -----------------
                                                                                                      3,790,291
PENNSYLVANIA--2.2%
      7,375,000   Allegheny County, PA Airport
                  (Pittsburgh International Airport)     5.000     01/01/2019   01/01/2008 A          7,471,465
----------------------------------------------------------------------------------------------------------------
      1,250,000   Allegheny County, PA HDA (West Penn
                  Allegheny Health System)               9.250     11/15/2022   11/15/2012 A          1,475,663
----------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County, PA HDA (West Penn
                  Allegheny Health System)               9.250     11/15/2030   11/15/2010 A          1,180,530
----------------------------------------------------------------------------------------------------------------
      1,100,000   Carbon County, PA IDA (Panther
                  Creek Partners)                        6.650     05/01/2010   11/17/2007 C          1,143,989
----------------------------------------------------------------------------------------------------------------
     12,300,000   PA EDFA (National Gypsum Company)      6.125     11/02/2027   11/02/2010 A         12,743,292
----------------------------------------------------------------------------------------------------------------
      8,120,000   PA EDFA (National Gypsum Company)      6.250     11/01/2027   10/01/2007 A          8,468,186
----------------------------------------------------------------------------------------------------------------
      6,300,000   PA EDFA (Northampton Generating)       6.400     01/01/2009   07/01/2007 A          6,305,103
----------------------------------------------------------------------------------------------------------------


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------
$     2,000,000   PA EDFA (Northampton Generating)       6.500%    01/01/2013   07/01/2007 A   $      2,029,380
----------------------------------------------------------------------------------------------------------------
        475,000   Philadelphia, PA Authority for
                  Industrial Devel.
                  (Cathedral Village)                    5.750     04/01/2034   04/01/2010 A            475,575
----------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia, PA Authority for
                  Industrial Devel.
                  (Philadelphia Airport)                 5.000     07/01/2015   07/01/2008 A             25,420
                                                                                               -----------------
                                                                                                     41,318,603
----------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.9%
      3,500,000   Central Falls, RI Detention
                  Facility                               6.750     01/15/2013   05/17/2011 C          3,706,535
----------------------------------------------------------------------------------------------------------------
         80,000   RI Clean Water Finance Agency
                  (Triton Ocean)                         5.800     09/01/2022   09/01/2007 A             81,791
----------------------------------------------------------------------------------------------------------------
        100,000   RI GO                                  5.500     08/01/2007   08/01/2007 A            100,119
----------------------------------------------------------------------------------------------------------------
        250,000   RI Health & Educational Building
                  Corp.(Brown University)                5.000     09/01/2019   09/01/2007 A            252,893
----------------------------------------------------------------------------------------------------------------
         80,000   RI Health & Educational Building
                  Corp.(Johnson & Wales University)      6.100     04/01/2026   10/01/2007 A             80,935
----------------------------------------------------------------------------------------------------------------
         50,000   RI Health & Educational Building
                  Corp.(Lifespan)                        5.250     05/15/2026   11/15/2007 A             50,900
----------------------------------------------------------------------------------------------------------------
         25,000   RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)            5.200     04/01/2019   10/01/2009 A             25,236
----------------------------------------------------------------------------------------------------------------
         20,000   RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)            5.400     10/01/2026   04/01/2008 A             20,516
----------------------------------------------------------------------------------------------------------------
         25,000   RI Hsg. & Mtg. Finance Corp.
                  (Rental Hsg.)                          5.375     04/01/2024   10/01/2012 A             25,364
----------------------------------------------------------------------------------------------------------------
        115,000   RI Hsg. & Mtg. Finance Corp.
                  (Rental Hsg.)                          5.500     04/01/2034   10/01/2012 A            117,274
----------------------------------------------------------------------------------------------------------------
         40,000   RI Student Loan Authority              6.450     12/01/2015   12/01/2007 A             40,270
----------------------------------------------------------------------------------------------------------------
      1,370,000   RI Tobacco Settlement Financing
                  Corp.(TASC)                            6.250     06/01/2042   06/01/2012 A          1,475,682
----------------------------------------------------------------------------------------------------------------
      3,140,000   RI Tobacco Settlement Financing
                  Corp.(TASC), Series A                  6.000     06/01/2023   01/12/2010 B          3,333,958
----------------------------------------------------------------------------------------------------------------
     24,345,000   RI Tobacco Settlement Financing
                  Corp.(TASC), Series A                  6.125     06/01/2032   06/01/2012 A         25,979,280
                                                                                               -----------------
                                                                                                     35,290,753
----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
        215,000   Charleston County, SC Hospital
                  Facilities (Medical Society Health)    5.000     10/01/2022   10/01/2007 A            216,142
----------------------------------------------------------------------------------------------------------------
        485,000   Charleston County, SC Hospital
                  Facilities (Medical Society Health)    5.500     10/01/2019   10/01/2007 A            488,662
----------------------------------------------------------------------------------------------------------------
         60,000   Charleston County, SC Hospital
                  Facilities (Medical Society Health)    6.000     10/01/2009   10/01/2007 A             60,101
----------------------------------------------------------------------------------------------------------------
         15,000   Charleston County, SC School
                  District Devel. Corp. COP (Central
                  Administrative Building)               6.125     02/01/2008   08/01/2007 A             15,027
----------------------------------------------------------------------------------------------------------------
         10,000   Colleton County, SC GO                 5.500     03/01/2008   09/01/2007 A             10,010
----------------------------------------------------------------------------------------------------------------
      2,450,000   Darlington County, SC Industrial
                  Devel.(Sonoco Products Company)        6.000     04/01/2026   10/01/2007 A          2,473,422
----------------------------------------------------------------------------------------------------------------
      3,310,000   Darlington County, SC Industrial
                  Devel.(Sonoco Products Company)        6.125     06/01/2025   12/01/2007 A          3,313,641
----------------------------------------------------------------------------------------------------------------


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        20,000   Georgetown County, SC Environmental
                  Improvement (International Paper
                  Company)                               5.700%    10/01/2021   10/01/2009 A   $         20,420
----------------------------------------------------------------------------------------------------------------
         70,000   Horry County, SC Airport               5.700     07/01/2027   07/01/2007 A             71,471
----------------------------------------------------------------------------------------------------------------
         50,000   Laurens County, SC GO                  6.000     04/01/2008   10/01/2007 A             50,274
----------------------------------------------------------------------------------------------------------------
         40,000   Marion County, SC Hospital District    5.500     11/01/2015   11/01/2007 A             40,180
----------------------------------------------------------------------------------------------------------------
        320,000   Orangeburg County, SC Solid Waste
                  (South Carolina Electric & Gas
                  Company)                               5.700     11/01/2024   09/01/2009 A            321,990
----------------------------------------------------------------------------------------------------------------
        340,000   Piedmont, SC Municipal Power Agency    5.000     01/01/2025   01/01/2008 A            340,245
----------------------------------------------------------------------------------------------------------------
        110,000   Piedmont, SC Municipal Power Agency    5.250     01/01/2021   01/01/2011 A            111,544
----------------------------------------------------------------------------------------------------------------
      2,335,000   Richland County, SC Environmental
                  Improvement (International Paper
                  Company)                               6.100     04/01/2023   04/01/2014 A          2,498,917
----------------------------------------------------------------------------------------------------------------
      1,630,000   SC Connector 2000 Assoc. Toll Road,
                  Series B                               4.673 3   01/01/2011   01/01/2008 A          1,381,523
----------------------------------------------------------------------------------------------------------------
      1,735,000   SC Connector 2000 Assoc. Toll Road,
                  Series B                               5.604 3   01/01/2021   01/01/2010 A            817,272
----------------------------------------------------------------------------------------------------------------
        720,000   SC Connector 2000 Assoc. Toll Road,
                  Series B                               5.702 3   01/01/2026   01/01/2010 A            251,971
----------------------------------------------------------------------------------------------------------------
         20,000   SC Education Assistance Authority
                  (Student Loans)                        6.000     09/01/2008   09/01/2007 A             20,022
----------------------------------------------------------------------------------------------------------------
         25,000   SC GO                                  5.250     06/01/2009   06/01/2008 A             25,030
----------------------------------------------------------------------------------------------------------------
         25,000   SC GO                                  5.250     06/01/2010   06/01/2008 A             25,030
----------------------------------------------------------------------------------------------------------------
        570,000   SC Hsg. Finance & Devel. Authority     5.875     07/01/2009   07/01/2009              574,133
----------------------------------------------------------------------------------------------------------------
         25,000   SC Hsg. Finance & Devel. Authority     5.950     07/01/2029   05/01/2009 A             25,366
----------------------------------------------------------------------------------------------------------------
         90,000   SC Hsg. Finance & Devel. Authority,
                  Series A                               5.400     07/01/2021   01/01/2011 A             91,274
----------------------------------------------------------------------------------------------------------------
         50,000   SC Hsg. Finance & Devel. Authority,
                  Series A                               6.200     07/01/2015   05/01/2008 A             50,224
----------------------------------------------------------------------------------------------------------------
          5,000   SC Hsg. Finance & Devel. Authority,
                  Series A-2                             6.750     07/01/2026   07/01/2007 A              5,005
----------------------------------------------------------------------------------------------------------------
         10,000   SC Ports Authority                     5.000     07/01/2017   07/01/2008 A             10,159
----------------------------------------------------------------------------------------------------------------
         25,000   SC Ports Authority                     5.000     07/01/2018   07/01/2008 A             25,388
----------------------------------------------------------------------------------------------------------------
        160,000   SC Ports Authority                     5.300     07/01/2026   02/01/2008 A            162,845
----------------------------------------------------------------------------------------------------------------
     11,030,000   SC Tobacco Settlement Management
                  Authority, Series B                    6.000     05/15/2022   06/05/2010 B         11,688,712
----------------------------------------------------------------------------------------------------------------
     15,475,000   SC Tobacco Settlement Management
                  Authority, Series B                    6.375     05/15/2028   05/15/2012 A         16,577,749
----------------------------------------------------------------------------------------------------------------
      2,205,000   SC Tobacco Settlement Management
                  Authority, Series B                    6.375     05/15/2030   04/28/2017 C          2,553,037
----------------------------------------------------------------------------------------------------------------
        130,000   SC Western Carolina Regional Sewer
                  Authority                              5.500     03/01/2010   09/01/2007 A            133,566
----------------------------------------------------------------------------------------------------------------
         20,000   Spartanburg County, SC Health
                  Services                               5.300     04/15/2025   10/15/2007 A             20,019
----------------------------------------------------------------------------------------------------------------
         25,000   Spartanburg County, SC Health
                  Services                               5.500     04/15/2015   10/15/2007 A             25,027
----------------------------------------------------------------------------------------------------------------


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
        310,000   Spartanburg County, SC Health
$                   Services, Series A                    5.500%   04/15/2027   10/15/2007 A   $        316,510
                                                                                               -----------------
                                                                                                     44,811,908
----------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.8%
         20,000   Grant County, SD Pollution Control
                  (Northwestern Public Service
                  Company)                                5.900    06/01/2023   06/01/2008 A             20,032
----------------------------------------------------------------------------------------------------------------
         10,000   Grant County, SD Pollution Control
                  (Northwestern Public Service
                  Company)                                5.900    06/01/2023   12/01/2007 A             10,016
----------------------------------------------------------------------------------------------------------------
     14,255,000   SD Education Loans                      5.600    06/01/2020   06/01/2010 A         14,633,043
----------------------------------------------------------------------------------------------------------------
     10,135,000   SD Educational Enhancement
                  Funding Corp. Tobacco Settlement        6.500    06/01/2032   06/01/2013 A         11,062,150
----------------------------------------------------------------------------------------------------------------
         50,000   SD H&EFA (Prairie Lakes Health Care
                  System)                                 5.650    04/01/2022   04/01/2010 A             51,190
--------------------------------------------------------- -------------------------------------------------------
         40,000   SD Hsg. Devel. Authority
                  (Homeownership)                         5.375    05/01/2018   05/01/2010 A             40,609
----------------------------------------------------------------------------------------------------------------
      4,890,000   SD Hsg. Devel. Authority
                  (Homeownership)                         5.375    05/01/2018   11/01/2009 B          4,937,384
----------------------------------------------------------------------------------------------------------------
      1,915,000   SD Hsg. Devel. Authority
                  (Homeownership)                         5.750    05/01/2031   11/01/2015 A          2,006,097
                                                                                               -----------------
                                                                                                     32,760,521
----------------------------------------------------------------------------------------------------------------
TENNESSEE--0.4%

         10,000   Blount County, TN Hospital, Series B    5.125    07/01/2019   07/01/2008 A              9,991
----------------------------------------------------------------------------------------------------------------
         45,000   Johnson City, TN H&EFB (Johnson
                  City Medical Center)                    5.250    07/01/2016   07/01/2007 A             45,045
---------------------------------------------------------------------------------------------------------------
        200,000   Knox County, TN HE&HF (Baptist
                  Health System of East Tennessee)        5.500    04/15/2011   10/15/2007 A            203,798
----------------------------------------------------------------------------------------------------------------
         60,000   Knox County, TN HE&HF (Baptist
                  Health System of East Tennessee)        5.500    04/15/2017   10/15/2007 A             60,906
----------------------------------------------------------------------------------------------------------------
      1,000,000   Maury County, TN Industrial Devel.
                  Board (Occidental Petroleum Corp.)      6.250    08/01/2018   08/01/2011 A          1,065,990
----------------------------------------------------------------------------------------------------------------
          5,000   Memphis, TN HFC (Saint's Court
                  Apartments)                             6.000    09/01/2013   09/01/2007 A              5,013
----------------------------------------------------------------------------------------------------------------
         25,000   Memphis-Shelby County, TN
                  Airport Authority                       6.000    03/01/2024   03/01/2010 A             26,274
----------------------------------------------------------------------------------------------------------------
        160,000   Metropolitan Government Nashville
                  & Davidson County, TN Water &
                  Sewer                                   5.500    01/01/2016   07/01/2007 A            164,856
----------------------------------------------------------------------------------------------------------------
         50,000   Shelby County, TN HE&HF (Christian
                  Brothers University)                    5.750    09/01/2012   09/01/2007 A             50,065
----------------------------------------------------------------------------------------------------------------
        395,000   Shelby County, TN HE&HF
                  (Methodist Health Systems)              5.250    08/01/2015   08/01/2007 A            395,340
----------------------------------------------------------------------------------------------------------------
      3,000,000   Smyrna, TN Hsg. Assoc. (Imperial
                  Garden Apartments)                      6.450    10/20/2035   10/20/2010 A          3,264,330
----------------------------------------------------------------------------------------------------------------
         85,000   South Fulton, TN Industrial Devel.
                  Board (Tyson Foods)                     6.350    10/01/2015   10/01/2007 A             85,292
----------------------------------------------------------------------------------------------------------------
         50,000   South Fulton, TN Industrial Devel.
                  Board (Tyson Foods)                     6.400    10/01/2020   10/01/2007 A             50,079
----------------------------------------------------------------------------------------------------------------
         15,000   TN Hsg. Devel. Agency
                  (Homeownership)                         5.250    07/01/2022   01/01/2012 A             15,070
----------------------------------------------------------------------------------------------------------------


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
----------------------------------------------------------------------------------------------------------------
         40,000   TN Hsg. Devel. Agency
$                 (Homeownership)                         5.375%   07/01/2023   07/01/2010 A   $         40,667
----------------------------------------------------------------------------------------------------------------
      1,020,000   TN Hsg. Devel. Agency
                  (Homeownership)                         5.400    07/01/2009   07/01/2007 A          1,027,201
----------------------------------------------------------------------------------------------------------------
         25,000   TN Hsg. Devel. Agency
                  (Homeownership)                         5.500    07/01/2013   01/01/2010 A             25,518
----------------------------------------------------------------------------------------------------------------
         80,000   TN Hsg. Devel. Agency
                  (Homeownership)                         5.550    01/01/2021   01/01/2011 A             81,294
----------------------------------------------------------------------------------------------------------------
         30,000   TN Hsg. Devel. Agency
                  (Homeownership)                         5.850    07/01/2023   07/01/2009 A             30,223
---------------------------------------------------------------------------------------------------------------
         25,000   TN Hsg. Devel. Agency
                  (Homeownership)                         6.000    07/01/2011   07/01/2010 A             25,561
----------------------------------------------------------------------------------------------------------------
         10,000   TN Hsg. Devel. Agency
                  (Homeownership)                         6.050    07/01/2016   07/01/2008 A             10,079
----------------------------------------------------------------------------------------------------------------
         10,000   TN Hsg. Devel. Agency
                  (Homeownership)                         6.375    07/01/2022   07/01/2008 A             10,140
----------------------------------------------------------------------------------------------------------------
         20,000   Unicoi County, TN Health
                  Educational & Hsg. Facilities
                  (Erwin Health Care Associates)          5.875    03/20/2016   09/20/2007 A             20,021
                                                                                               -----------------
                                                                                                      6,712,753
----------------------------------------------------------------------------------------------------------------
TEXAS--12.4%
      6,350,000   Angelina & Neches, TX River
                  Authority (Temple-Inland)               5.650    09/01/2012   09/02/2007 A          6,424,295
----------------------------------------------------------------------------------------------------------------
     24,700,000   Austin, TX Convention Enterprises
                  (Convention Center)                     5.750    01/01/2032   01/01/2011 A         26,104,936
----------------------------------------------------------------------------------------------------------------
      8,590,000   Austin, TX Convention Enterprises
                  (Convention Center)                     6.000    01/01/2023   01/01/2011 A          9,148,178
----------------------------------------------------------------------------------------------------------------
         65,000   Austin, TX Higher Education
                  Authority (St. Edwards University)      5.250    08/01/2023   08/01/2008 A             66,016
----------------------------------------------------------------------------------------------------------------
        605,000   Austin, TX Utility System               6.730 3  11/15/2014   11/15/2007 A            359,370
----------------------------------------------------------------------------------------------------------------
        125,000   Bexar County, TX GO                     5.750    08/15/2022   08/15/2010 A            129,929
----------------------------------------------------------------------------------------------------------------
        150,000   Bexar County, TX HFC (American
                  Opportunity for Hsg.-Cinnamon
                  Creek)                                  5.750    12/01/2013   05/25/2011 C            152,039
----------------------------------------------------------------------------------------------------------------
        120,000   Bexar County, TX HFC (Doral Club)       8.750    10/01/2036   10/01/2013 A            118,046
----------------------------------------------------------------------------------------------------------------
        410,000   Bexar, TX Metropolitan Water
                  District                                5.357 3  05/01/2032   05/01/2008 A            107,941
----------------------------------------------------------------------------------------------------------------
        510,000   Bexar, TX Metropolitan Water
                  District                                5.875    05/01/2022   11/01/2007 A            510,785
----------------------------------------------------------------------------------------------------------------
      1,525,000   Bexar, TX Metropolitan Water
                  District 1                              6.000    05/01/2015   11/01/2007 A          1,551,627
----------------------------------------------------------------------------------------------------------------
         30,000   Brazos County, TX HFDC (Franciscan
                  Services Corp.)                         5.375    01/01/2028   07/01/2007 A             30,625
----------------------------------------------------------------------------------------------------------------
      4,400,000   Brazos River Authority, TX
                  (Centerpoint Energy)                    7.750    12/01/2018   12/01/2008 A          4,588,672
----------------------------------------------------------------------------------------------------------------
      1,085,000   Brazos River Authority, TX (Johnson
                  County Surface Water and
                  Treatment System) 1                     5.800    09/01/2011   09/01/2007 A          1,086,530
----------------------------------------------------------------------------------------------------------------
        180,000   Brazos River Authority, TX (TXU
                  Energy Company)                         6.300    07/01/2032   07/01/2014 A            190,312
----------------------------------------------------------------------------------------------------------------


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------
$    14,080,000   Brazos River Authority, TX (TXU
                  Energy Company)                         6.750%   04/01/2038   04/01/2013 A   $     15,134,029
----------------------------------------------------------------------------------------------------------------
        150,000   Brazos River Authority, TX (TXU
                  Energy Company)                         6.750    10/01/2038   10/01/2014 A            162,701
----------------------------------------------------------------------------------------------------------------
      6,325,000   Brazos River Authority, TX (TXU
                  Energy Company)                         7.700    04/01/2033   04/01/2013 A          7,200,254
----------------------------------------------------------------------------------------------------------------
        290,000   Brazos River, TX Harbor Navigation
                  District (Dow Chemical Company)         6.625    05/15/2033   05/15/2012 A            315,581
----------------------------------------------------------------------------------------------------------------
         25,000   Cass County, TX IDC (International
                  Paper Company)                          6.000    09/01/2025   09/01/2012 A             26,166
----------------------------------------------------------------------------------------------------------------
        285,000   Cass County, TX IDC (International
                  Paper Company)                          6.600    03/15/2024   03/15/2010 A            300,042
----------------------------------------------------------------------------------------------------------------
        580,000   Charterwood, TX Municipal Utility
                  District                                5.800    05/01/2009   11/01/2007 A            580,824
----------------------------------------------------------------------------------------------------------------
         60,000   Collin County, TX HFC (Community
                  College District Foundation)            5.250    06/01/2023   12/01/2009 A             60,690
----------------------------------------------------------------------------------------------------------------
         30,000   Connally, TX Consolidated
                  Independent School District             5.625    08/15/2029   08/15/2007 A             30,057
----------------------------------------------------------------------------------------------------------------
         20,000   Crandall, TX Independent School
                  District                                6.000    02/15/2024   08/15/2007 A             20,034
----------------------------------------------------------------------------------------------------------------
     15,500,000   Dallas-Fort Worth, TX International
                  Airport 2                               5.000    11/01/2015   11/01/2008 A         15,800,313
----------------------------------------------------------------------------------------------------------------
     20,000,000   Dallas-Fort Worth, TX International
                  Airport 2                               5.500    11/01/2021   05/01/2008 A         20,516,200
----------------------------------------------------------------------------------------------------------------
     10,000,000   Dallas-Fort Worth, TX International
                  Airport 2                               5.500    11/01/2035   11/01/2010 A         10,399,500
----------------------------------------------------------------------------------------------------------------
     15,000,000   Dallas-Fort Worth, TX International
                  Airport 2                               6.125    11/01/2035   01/01/2009 A         15,617,175
----------------------------------------------------------------------------------------------------------------
        395,000   Dallas-Fort Worth, TX International
                  Airport                                 5.000    11/01/2035   11/01/2009 A            396,616
----------------------------------------------------------------------------------------------------------------
        100,000   Dallas-Fort Worth, TX International
                  Airport                                 5.000    11/01/2035   11/01/2008 A            100,237
----------------------------------------------------------------------------------------------------------------
         55,000   Dallas-Fort Worth, TX Regional
                  Airport (Dallas-Fort Worth
                  International Airport)                  5.500    11/01/2013   11/01/2007 A             55,238
----------------------------------------------------------------------------------------------------------------
        100,000   De Soto, TX Park Devel. Corp.           5.250    02/15/2016   02/15/2016              100,115
----------------------------------------------------------------------------------------------------------------
         15,000   Dilley, TX Special Project (Dept. of
                  Criminal Justice)                       7.000    04/01/2009   10/01/2007 A             15,117
----------------------------------------------------------------------------------------------------------------
        115,000   Fort Bend County, TX Municipal
                  Utility District No. 23                 6.125    09/01/2028   09/01/2007 A            115,355
----------------------------------------------------------------------------------------------------------------
         45,000   Galveston, TX HFC (Friendswood)         6.250    04/01/2029   10/01/2007 A             45,390
----------------------------------------------------------------------------------------------------------------
        265,000   Guadalupe-Blanco, TX River
                  Authority (E.I. Dupont De Nemours)      5.500    05/01/2029   05/01/2009 A            271,061
----------------------------------------------------------------------------------------------------------------
         85,000   Gulf Coast, TX IDA (Valero Energy
                  Corp.)                                  5.600    12/01/2031   06/01/2010 A             86,563
----------------------------------------------------------------------------------------------------------------
         25,000   Gulf Coast, TX IDA Solid Waste
                  (Citgo Petroleum Corp.)                 8.000    04/01/2028   04/01/2012 A             28,274
----------------------------------------------------------------------------------------------------------------
      3,575,000   Gulf Coast, TX Waste Disposal
                  Authority (International Paper
                  Company) 1                              6.100    08/01/2024   08/01/2012 A          3,771,732
----------------------------------------------------------------------------------------------------------------


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------
$       495,000   Gulf Coast, TX Waste Disposal
                  Authority (Valero Energy Corp.)         5.600%   04/01/2032   04/01/2010 A   $        502,772
----------------------------------------------------------------------------------------------------------------
         30,000   Gulf Coast, TX Waste Disposal
                  Authority (Valero Energy Corp.)         6.650    04/01/2032   04/01/2011 A             32,124
----------------------------------------------------------------------------------------------------------------
         40,000   Harlingen, TX Consolidated
                  Independent School District             5.650    08/15/2029   08/15/2009 A             41,460
----------------------------------------------------------------------------------------------------------------
     15,000,000   Harris County, TX (Toll Road) 2         5.250    08/15/2035   08/15/2009 A         15,574,500
----------------------------------------------------------------------------------------------------------------
      2,563,000   Harris County, TX HFC                   6.300    09/01/2032   01/18/2008 B          2,582,812
----------------------------------------------------------------------------------------------------------------
         80,000   Harris County, TX IDC (Continental
                  Airlines)                               5.375    07/01/2019   08/09/2014 C             76,888
----------------------------------------------------------------------------------------------------------------
         25,000   Harris County, TX Municipal Utility
                  District No. 147                        5.800    09/01/2008   09/01/2007 A             25,012
----------------------------------------------------------------------------------------------------------------
         90,000   Harris County, TX Toll Road             5.000    08/15/2021   08/15/2007 A             90,113
----------------------------------------------------------------------------------------------------------------
         50,000   Harris County, TX Toll Road             5.125    08/15/2016   08/15/2007 A             50,078
----------------------------------------------------------------------------------------------------------------
      2,331,000   Heart of TX HFC (Waco Parkside
                  Village)                                7.400    09/20/2035   09/20/2011 A          2,492,538
----------------------------------------------------------------------------------------------------------------
        235,000   Houston, TX Airport Special
                  Facilities (Continental Airlines)       5.500    07/15/2017   07/15/2007 A            235,214
----------------------------------------------------------------------------------------------------------------
      5,265,000   Houston, TX Airport Special
                  Facilities (Continental Airlines)       6.125    07/15/2017   07/15/2007 A          5,267,896
----------------------------------------------------------------------------------------------------------------
         95,000   Houston, TX Airport System              5.000    07/01/2025   07/01/2008 A             95,249
----------------------------------------------------------------------------------------------------------------
         10,000   Houston, TX Airport System (People
                  Mover)                                  5.375    07/15/2012   07/15/2007 A             10,011
----------------------------------------------------------------------------------------------------------------
         45,000   Houston, TX Airport System, Series A    5.000    07/01/2028   07/01/2008 A             45,122
----------------------------------------------------------------------------------------------------------------
         60,000   Houston, TX Airport System, Series A    5.125    07/01/2032   07/01/2012 A             60,909
----------------------------------------------------------------------------------------------------------------
      2,130,000   Houston, TX Hsg. Corp. (6800 Long
                  Drive Apartments)                       6.625    02/01/2020   08/01/2007 A          2,176,370
----------------------------------------------------------------------------------------------------------------
         80,000   Leander, TX Independent School
                  District                                5.562 3  08/15/2015   08/15/2007 A             51,137
----------------------------------------------------------------------------------------------------------------
         55,000   Lewisville, TX HFC (Lewisville
                  Limited)                                5.600    12/01/2029   12/01/2007 A             55,087
----------------------------------------------------------------------------------------------------------------
     11,670,000   Lower CO River Authority, TX
                  Pollution Control (Samsung
                  Electronics Company)                    6.375    04/01/2027   10/01/2007 A         11,921,722
----------------------------------------------------------------------------------------------------------------
        190,000   Lubbock, TX HFC (Las Colinas Quail
                  Creek Apartments)                       6.750    07/01/2012   04/13/2010 C            190,836
----------------------------------------------------------------------------------------------------------------
         25,000   Matagorda County, TX Navigation
                  District (Centerpoint Energy)           5.250    11/01/2029   11/01/2008 A             25,547
----------------------------------------------------------------------------------------------------------------
        135,000   Matagorda County, TX Navigation
                  District (Centerpoint Energy)           8.000    05/01/2029   04/10/2008 A            140,825
----------------------------------------------------------------------------------------------------------------
        590,000   Matagorda County, TX Navigation
                  District (Central Power & Light
                  Company)                                6.125    05/01/2030   11/01/2007 A            596,785
----------------------------------------------------------------------------------------------------------------
         40,000   Metro, TX HFDC (Wilson N. Jones
                  Memorial Hospital)                      5.500    01/01/2012   07/01/2007 A             40,047
----------------------------------------------------------------------------------------------------------------
         10,000   Metro, TX HFDC (Wilson N. Jones
                  Memorial Hospital)                      5.600    01/01/2017   07/01/2007 A             10,139
----------------------------------------------------------------------------------------------------------------
         50,000   Montgomery County, TX Municipal
                  Utility District No. 40 (Waterworks &
                  Sewer)                                  5.000    03/01/2019   09/01/2007 A             50,044
----------------------------------------------------------------------------------------------------------------
         40,000   North Central, TX HFDC                  5.375    02/15/2026   02/15/2008 A             41,178
----------------------------------------------------------------------------------------------------------------


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------
$        25,000   North Forest, TX Municipal Water
                  District (Murphy Sanitation & Sewer
                  System)                                 6.200%   07/10/2009   07/10/2007 A   $         25,035
----------------------------------------------------------------------------------------------------------------
        105,000   Nueces County, TX HFC (Dolphins
                  Landing Apartments)                     8.000    07/01/2030   07/01/2010 A            110,515
----------------------------------------------------------------------------------------------------------------
      3,000,000   Permian Basin, TX HFC (Single Family
                  Mtg.)                                   5.650    01/01/2038   07/01/2016 A          3,153,540
----------------------------------------------------------------------------------------------------------------
        400,000   Permian Basin, TX HFC (Single Family
                  Mtg.)                                   5.750    01/01/2038   07/01/2016 A            402,820
----------------------------------------------------------------------------------------------------------------
        295,000   Pflugerville, TX Independent School
                  District                                5.300    08/15/2010   08/01/2007 A            295,330
----------------------------------------------------------------------------------------------------------------
         10,000   Port of Corpus Christi, TX IDC
                  (Valero Energy Corp.)                   5.400    04/01/2018   04/01/2010 A             10,299
----------------------------------------------------------------------------------------------------------------
      3,500,000   Sabine Neches, TX HFC (Single
                  Family Mtg.)                            4.875 6  12/01/2039   12/01/2016 A          3,607,905
----------------------------------------------------------------------------------------------------------------
        470,000   Sabine, TX River Authority Pollution
                  Control (TXU Electric Company)          6.450    06/01/2021   06/01/2010 A            486,102
----------------------------------------------------------------------------------------------------------------
         30,000   San Marcos, TX Hsg. Authority           5.800    11/01/2010   11/01/2007 A             30,437
----------------------------------------------------------------------------------------------------------------
      1,100,000   Southeast TX HFC                        4.750    01/01/2037   02/15/2009 B          1,096,700
----------------------------------------------------------------------------------------------------------------
         15,000   Southlake Parks, TX Devel. Corp.        5.375    08/15/2021   08/15/2007 A             15,015
----------------------------------------------------------------------------------------------------------------
         20,000   Southwest TX Higher Education
                  Authority (Southern Methodist
                  University)                             5.000    10/01/2018   10/01/2008 A             20,490
----------------------------------------------------------------------------------------------------------------
        115,000   Texoma Area, TX Solid Waste
                  Authority (Initial Facility)            5.500    02/15/2029   02/15/2010 A            116,618
----------------------------------------------------------------------------------------------------------------
        140,000   Trinity, TX River Authority (TXU
                  Energy Company)                         6.250    05/01/2028   05/01/2013 A            147,888
----------------------------------------------------------------------------------------------------------------
      3,535,000   TX Affordable Hsg. Corp. (Fire
                  Fighter & Law Security)                 5.250    09/01/2039   09/01/2020 A          3,586,858
----------------------------------------------------------------------------------------------------------------
      3,295,000   TX Affordable Hsg. Corp.
                  (Professional Educators)                5.100    09/01/2039   03/01/2015 A          3,286,993
----------------------------------------------------------------------------------------------------------------
     12,650,000   TX Affordable Hsg. Corp. (Single
                  Family Mtg.)                            5.300    10/01/2039   10/01/2016 A         13,045,566
----------------------------------------------------------------------------------------------------------------
         25,000   TX College Student Loans                5.000    08/01/2013   08/01/2007 A             25,012
----------------------------------------------------------------------------------------------------------------
      1,230,000   TX Dept. of Hsg. & Community
                  Affairs                                 5.200    01/01/2025   11/26/2007 C          1,244,293
----------------------------------------------------------------------------------------------------------------
         85,000   TX Dept. of Hsg. & Community
                  Affairs                                 5.250    07/01/2018   01/01/2009 A             86,289
----------------------------------------------------------------------------------------------------------------
         10,000   TX Dept. of Hsg. & Community
                  Affairs                                 5.350    07/01/2033   07/01/2011 A             10,217
----------------------------------------------------------------------------------------------------------------
        960,000   TX Dept. of Hsg. & Community
                  Affairs                                 5.500    03/01/2026   03/01/2012 A            978,710
----------------------------------------------------------------------------------------------------------------
        975,000   TX Dept. of Hsg. & Community
                  Affairs                                 5.550    03/01/2034   03/01/2012 A            996,089
----------------------------------------------------------------------------------------------------------------
         20,000   TX Dept. of Hsg. & Community
                  Affairs (Residential Mtg.)              5.250    07/01/2022   07/01/2011 A             20,375
----------------------------------------------------------------------------------------------------------------
        525,000   TX Dept. of Hsg. & Community
                  Affairs (Single Family)                 5.650    03/01/2029   09/01/2009 A            533,972
----------------------------------------------------------------------------------------------------------------
        530,000   TX Dept. of Hsg. & Community
                  Affairs (Single Family)                 5.700    09/01/2029   09/01/2009 A            539,763
----------------------------------------------------------------------------------------------------------------


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------
$       330,000   TX Dept. of Hsg. & Community
                  Affairs (Single Family)                5.800%    09/01/2029   09/01/2007 A   $        334,742
----------------------------------------------------------------------------------------------------------------
         65,000   TX Dormitory Finance Authority
                  (Temple Junior College Foundation)     5.875     09/01/2022   09/01/2012 A             68,466
----------------------------------------------------------------------------------------------------------------
        100,000   TX GO                                  5.000     08/01/2016   08/01/2007 A            100,093
----------------------------------------------------------------------------------------------------------------
         10,000   TX GO                                  5.100     08/01/2010   08/01/2007 A             10,011
----------------------------------------------------------------------------------------------------------------
      3,385,000   TX GO                                  5.500     08/01/2016   08/01/2007 A          3,389,773
----------------------------------------------------------------------------------------------------------------
        285,000   TX GO                                  5.750     08/01/2020   08/01/2007 A            285,339
----------------------------------------------------------------------------------------------------------------
         35,000   TX GO                                  6.000     12/01/2030   12/01/2010 A             36,714
----------------------------------------------------------------------------------------------------------------
         50,000   TX GO (College Student Loans)          5.000     08/01/2024   08/01/2010 A             50,439
----------------------------------------------------------------------------------------------------------------
         15,000   TX Panhandle Elderly Apartments
                  Corp. (Pampa Partnership Ltd.)         7.000     05/01/2010   06/18/2008 C             14,916
----------------------------------------------------------------------------------------------------------------
      1,365,000   TX Panhandle HFA (Amarillo
                  Affordable Hsg.) 9                     6.250     03/01/2010   09/28/2008              953,685
----------------------------------------------------------------------------------------------------------------
      4,360,000   TX Panhandle HFA (Amarillo
                  Affordable Hsg.) 9                     6.625     03/01/2020   03/11/2016            2,946,924
----------------------------------------------------------------------------------------------------------------
      2,860,000   TX Panhandle HFA (Amarillo
                  Affordable Hsg.) 9                     6.750     03/01/2031   10/24/2026            1,922,320
----------------------------------------------------------------------------------------------------------------
         50,000   TX State College Student Loans         5.750     08/01/2012   08/01/2007 A             50,828
----------------------------------------------------------------------------------------------------------------
         25,000   TX State College Student Loans         6.000     08/01/2015   08/01/2007 A             25,479
----------------------------------------------------------------------------------------------------------------
         75,000   TX State College Student Loans         6.000     08/01/2016   08/01/2007 A             76,018
----------------------------------------------------------------------------------------------------------------
        545,000   TX State College Student Loans         6.000     08/01/2019   08/01/2007 A            555,431
----------------------------------------------------------------------------------------------------------------
         25,000   TX Veterans Hsg. Assistance            5.100     12/01/2008   12/01/2008               25,359
----------------------------------------------------------------------------------------------------------------
         25,000   TX Veterans Hsg. Assistance            5.200     12/01/2009   12/01/2007 A             25,477
----------------------------------------------------------------------------------------------------------------
        220,000   TX Veterans Hsg. Assistance            5.500     06/01/2032   12/01/2010 A            223,445
----------------------------------------------------------------------------------------------------------------
        230,000   TX Veterans Hsg. Assistance, Series A  5.150     06/01/2024   12/01/2009 A            232,514
----------------------------------------------------------------------------------------------------------------
         25,000   TX Veterans Hsg. Assistance, Series A  5.400     12/01/2011   12/01/2007 A             25,482
----------------------------------------------------------------------------------------------------------------
        100,000   TX Veterans Hsg. Assistance, Series A  5.450     06/01/2012   12/01/2007 A            101,918
----------------------------------------------------------------------------------------------------------------
         25,000   TX Veterans Hsg. Assistance, Series A  5.450     12/01/2012   12/01/2007 A             25,479
----------------------------------------------------------------------------------------------------------------
        100,000   TX Veterans Hsg. Assistance, Series A  5.500     06/01/2013   12/01/2007 A            101,922
----------------------------------------------------------------------------------------------------------------
        135,000   TX Veterans Hsg. Assistance, Series B  6.100     06/01/2031   12/01/2009 A            140,018
----------------------------------------------------------------------------------------------------------------
         60,000   WA County, TX HFDC (Trinity
                  Community Medical Center of
                  Brenham/Trinity Care Center
                  Obligated Group)                       5.750     06/01/2024   06/01/2010 A             62,330
----------------------------------------------------------------------------------------------------------------
      1,000,000   Willacy County, TX Local
                  Government Corp.                       6.000     03/01/2009   09/13/2008 C          1,006,670
----------------------------------------------------------------------------------------------------------------
         20,000   Williamson County, TX Municipal
                  Utility District No. 9 (Waterworks
                    & Sewer)                             5.800     09/01/2008   09/01/2007 A             20,026
----------------------------------------------------------------------------------------------------------------
        625,000   Willow Fork, TX Drain District,
                  Series A                               5.250     09/01/2011   09/01/2007 A            625,550
                                                                                               -----------------
                                                                                                    231,511,179
U.S. POSSESSIONS--0.4%
      1,190,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 5.375     05/15/2033   05/15/2012 A          1,235,875
----------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO            5.250     07/01/2022   07/01/2013 A          5,204,750
----------------------------------------------------------------------------------------------------------------


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$       750,000   V.I. Public Finance Authority,
                  Series A                               6.375%    10/01/2019   10/01/2010 A   $        805,523
                                                                                               -----------------
                                                                                                      7,246,148
----------------------------------------------------------------------------------------------------------------
UTAH--2.0%
        140,000   Clearfield City, UT Multifamily Hsg.
                  (Oakstone Apartments)                  5.850     05/01/2039   11/01/2009 A            142,169
----------------------------------------------------------------------------------------------------------------
      2,341,000   Eagle Mountain, UT Special
                  Assessment                             6.250     05/01/2013   11/01/2007 A          2,353,946
----------------------------------------------------------------------------------------------------------------
     12,560,000   Emery County, UT Environmental
                  Improvement (Pacificorp)               6.150     09/01/2030   09/01/2007 A         12,833,431
----------------------------------------------------------------------------------------------------------------
        765,000   Emery County, UT Pollution Control
                  (Pacificorp)                           5.625     11/01/2023   11/01/2007 A            778,510
----------------------------------------------------------------------------------------------------------------
        340,000   Emery County, UT Pollution Control
                  (Pacificorp)                           5.650     11/01/2023   11/01/2007 A            340,466
----------------------------------------------------------------------------------------------------------------
         10,000   Intermountain, UT Power Agency         5.000     07/01/2013   07/01/2007 A             10,009
----------------------------------------------------------------------------------------------------------------
        150,000   Salt Lake County, UT College
                  (Westminster College)                  5.750     10/01/2027   10/01/2007 A            152,196
----------------------------------------------------------------------------------------------------------------
         10,000   St. George, UT Industrial Devel.
                  (Albertson's)                          5.400     07/15/2008   07/15/2008                9,940
----------------------------------------------------------------------------------------------------------------
     19,330,000   Tooele County, UT Hazardous
                  Waste Treatment (Union Pacific Corp.)  5.700     11/01/2026   04/28/2008 A         19,798,753
----------------------------------------------------------------------------------------------------------------
        765,000   UT HFA                                 5.950     01/01/2029   07/01/2007 A            773,744
----------------------------------------------------------------------------------------------------------------
          5,000   UT HFA (Single Family Mtg.)            6.000     01/01/2031   07/01/2011 A              5,081
----------------------------------------------------------------------------------------------------------------
         55,000   UT State Building Ownership
                  Authority, Series A                    5.750     08/15/2011   08/15/2007 A             55,117
----------------------------------------------------------------------------------------------------------------
         20,000   UT University Campus Facilities
                  System, Series A                       6.750     10/01/2014   10/01/2007 A             20,128
----------------------------------------------------------------------------------------------------------------
        935,000   Utah County, UT Hospital (IHC
                  Health Services)                       5.250     08/15/2021   08/15/2007 A            945,968
                                                                                               -----------------
                                                                                                     38,219,458
----------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
         25,000   Burlington, VT Airport                 5.600     07/01/2017   07/01/2007 A             25,032
----------------------------------------------------------------------------------------------------------------
         10,000   Burlington, VT Airport, Series B       5.850     07/01/2011   01/01/2008 A             10,013
----------------------------------------------------------------------------------------------------------------
         35,000   VT HFA (Multifamily Hsg.), Series A    5.750     02/15/2029   02/15/2009 A             35,357
----------------------------------------------------------------------------------------------------------------
        235,000   VT HFA (Single Family)                 5.450     05/01/2026   11/01/2009 A            236,511
----------------------------------------------------------------------------------------------------------------
         35,000   VT HFA (Single Family)                 5.500     11/01/2021   05/01/2011 A             35,326
----------------------------------------------------------------------------------------------------------------
         45,000   VT HFA (Single Family), Series 11A     5.900     05/01/2019   07/15/2007 B             45,348
                                                                                               -----------------
                                                                                                        387,587
----------------------------------------------------------------------------------------------------------------
VIRGINIA--1.2 %
        780,000   Alexandria, VA IDA Pollution
                  Control (Potomac Electric Power
                  Company)                               5.375     02/15/2024   11/01/2007 A            780,858
----------------------------------------------------------------------------------------------------------------
         30,000   Chesapeake, VA Water & Sewer           5.000     12/01/2025   12/01/2007 A             30,109
----------------------------------------------------------------------------------------------------------------
        425,000   Norfolk, VA EDA, Series B              5.625     11/01/2015   01/24/2013 C            425,944
----------------------------------------------------------------------------------------------------------------
      1,000,000   Norfolk, VA Water                      5.875     11/01/2020   11/01/2007 A          1,006,700
----------------------------------------------------------------------------------------------------------------
      3,100,000   Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)        5.250     08/15/2008   08/15/2008            3,151,584
----------------------------------------------------------------------------------------------------------------


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
----------------------------------------------------------------------------------------------------------------
$       100,000   Richmond, VA IDA (Virginia
                  Commonwealth University Real
                  Estate Foundation)                     5.550%    01/01/2031   01/01/2013 A   $        105,005
----------------------------------------------------------------------------------------------------------------
        750,000   VA Gateway Community Devel.
                  Authority                              6.375     03/01/2030   03/01/2013 A            813,983
----------------------------------------------------------------------------------------------------------------
      8,170,000   VA Hsg. Devel. Authority
                  (Rental Hsg.)                          5.550     01/01/2027   01/01/2012 A          8,373,433
----------------------------------------------------------------------------------------------------------------
      7,215,000   VA Tobacco Settlement Authority
                  (TASC)                                 5.625     06/01/2037   06/01/2015 A          7,950,064
                                                                                               -----------------
                                                                                                     22,637,680
----------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%
         10,000   Bellingham, WA Hsg. Authority
                  (Cascade Meadows)                      5.200     11/01/2027   11/01/2008 A             10,044
----------------------------------------------------------------------------------------------------------------
      2,000,000   Chelan County, WA Public Utility
                  District No. 1 (Chelan Hydro
                  System) 1                              5.250     07/01/2033   07/01/2008 A          2,038,620
----------------------------------------------------------------------------------------------------------------
         20,000   Chelan County, WA Public Utility
                  District No. 1 (Rocky Reach
                  Hydroelectric)                         5.125     07/01/2023   07/01/2007 A             20,016
----------------------------------------------------------------------------------------------------------------
         15,000   King County, WA Hsg. Authority
                  (Cascadian Apartments)                 6.850     07/01/2024   07/01/2007 A             15,081
----------------------------------------------------------------------------------------------------------------
        150,000   King County, WA Hsg. Authority
                  (Fairwood Apartments)                  6.000     12/01/2025   12/01/2007 A            151,863
----------------------------------------------------------------------------------------------------------------
         50,000   King County, WA Hsg. Authority
                  (Seaview Apartments)                   5.050     07/01/2024   01/01/2009 A             49,972
----------------------------------------------------------------------------------------------------------------
         75,000   Pierce County, WA Hsg. Authority       5.800     12/01/2023   12/01/2008 A             76,088
----------------------------------------------------------------------------------------------------------------
         45,000   Port of Seattle, WA Special Facility   6.000     09/01/2029   03/01/2010 A             47,293
----------------------------------------------------------------------------------------------------------------
         60,000   Port Seattle, WA GO                    5.100     04/01/2024   10/01/2008 A             60,336
----------------------------------------------------------------------------------------------------------------
        245,000   Prosser, WA Water & Sewer              5.400     09/01/2012   09/01/2007 A            245,630
----------------------------------------------------------------------------------------------------------------
        255,000   Prosser, WA Water & Sewer              5.450     09/01/2013   09/01/2007 A            255,676
----------------------------------------------------------------------------------------------------------------
        855,000   Seattle, WA Hsg. Authority (Hilltop
                  Manor/Spring Manor)                    5.375     10/20/2018   03/16/2013 B            905,813
----------------------------------------------------------------------------------------------------------------
      1,545,000   Seattle, WA Hsg. Authority (Hilltop
                  Manor/Spring Manor)                    5.875     10/20/2028   10/20/2013 A          1,718,318
----------------------------------------------------------------------------------------------------------------
         50,000   Seattle, WA Municipal Light & Power    5.000     07/01/2014   07/01/2009 A             50,747
----------------------------------------------------------------------------------------------------------------
         15,000   Seattle, WA Municipal Light & Power    5.000     07/01/2020   07/01/2009 A             15,155
----------------------------------------------------------------------------------------------------------------
         25,000   Tacoma, WA Hsg. Authority
                  (Polynesia Village Apartments)         5.900     06/01/2029   12/01/2007 A             25,188
----------------------------------------------------------------------------------------------------------------
        120,000   Tacoma, WA Port Authority              5.300     12/01/2017   12/01/2007 A            120,439
----------------------------------------------------------------------------------------------------------------
         70,000   University of WA (Intercollegiate
                  Athletics)                             5.000     06/01/2012   12/01/2007 A             70,064
----------------------------------------------------------------------------------------------------------------
      1,500,000   Vancouver, WA Downtown Redevel.
                  Authority (Conference Center)          6.000     01/01/2028   01/01/2014 A          1,618,665
----------------------------------------------------------------------------------------------------------------
         25,000   WA COP (Dept. of General
                  Administration)                        5.500     10/01/2013   10/01/2007 A             25,032
----------------------------------------------------------------------------------------------------------------
         20,000   WA COP (Dept. of General
                  Administration)                        5.600     10/01/2015   10/01/2007 A             20,020
----------------------------------------------------------------------------------------------------------------
         10,000   WA COP (Whatcom Community
                  College)                               5.250     10/01/2013   10/01/2007 A             10,034
----------------------------------------------------------------------------------------------------------------
      2,175,000   WA EDFA (Lindal Cedar Homes)           5.800     11/01/2017   11/01/2007 A          2,183,939
----------------------------------------------------------------------------------------------------------------


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
----------------------------------------------------------------------------------------------------------------
$        50,000   WA GO                                  5.000%    01/01/2023   01/01/2008 A   $         50,316
----------------------------------------------------------------------------------------------------------------
        120,000   WA Health Care Facilities Authority
                  (Empire Health Services)               5.625     11/01/2013   11/01/2007 A            120,152
----------------------------------------------------------------------------------------------------------------
         85,000   WA Health Care Facilities Authority
                  (Empire Health Services)               5.625     11/01/2019   11/01/2007 A             85,102
----------------------------------------------------------------------------------------------------------------
        125,000   WA Health Care Facilities Authority
                  (Harrison Memorial Hospital)           5.300     08/15/2014   08/15/2007 A            125,126
----------------------------------------------------------------------------------------------------------------
         30,000   WA Health Care Facilities Authority
                  (Harrison Memorial Hospital)           5.400     08/15/2023   08/15/2007 A             30,028
----------------------------------------------------------------------------------------------------------------
         50,000   WA Health Care Facilities Authority
                  (Highline Community Hospital)          5.500     08/15/2014   08/15/2007 A             50,059
----------------------------------------------------------------------------------------------------------------
      1,665,000   WA HFC                                 5.000     06/01/2021   07/01/2009 B          1,688,660
----------------------------------------------------------------------------------------------------------------
         25,000   WA HFC (Clare House Apartments)        5.750     07/01/2030   07/01/2008 A             25,324
----------------------------------------------------------------------------------------------------------------
         50,000   WA HFC (Presbyterian Ministries)       5.300     01/01/2019   01/01/2009 A             51,118
----------------------------------------------------------------------------------------------------------------
         10,000   WA HFC (Single Family)                 5.250     12/01/2017   06/01/2008 A             10,128
----------------------------------------------------------------------------------------------------------------
         30,000   WA HFC (Single Family)                 5.400     12/01/2024   06/01/2009 A             30,211
----------------------------------------------------------------------------------------------------------------
         85,000   WA Hsg. Finance Commission
                  (Single Family)                        5.350     06/01/2030   06/01/2009 A             85,562
----------------------------------------------------------------------------------------------------------------
     14,330,000   WA Tobacco Settlement Authority
                  (TASC)                                 6.500     06/01/2026   06/01/2013 A         15,708,259
----------------------------------------------------------------------------------------------------------------
      5,210,000   WA Tobacco Settlement Authority
                  (TASC)                                 6.625     06/01/2032   06/01/2013 A          5,755,539
                                                                                               -----------------
                                                                                                     33,549,617
----------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.9%
     11,950,000   Braxton County, WV Solid Waste
                  Disposal (Weyerhaeuser Company)        5.800     06/01/2027   07/29/2007 A         12,194,139
----------------------------------------------------------------------------------------------------------------
        120,000   Harrison County, WV (Monongahela
                  Power Company)                         6.250     05/01/2023   11/01/2007 A            121,478
----------------------------------------------------------------------------------------------------------------
         90,000   Harrison County, WV (Potomac
                  Edison Company)                        6.250     05/01/2023   11/01/2007 A             91,109
----------------------------------------------------------------------------------------------------------------
         20,000   Harrison County, WV (West Penn
                  Power Company)                         6.300     05/01/2023   11/01/2007 A             20,252
----------------------------------------------------------------------------------------------------------------
         20,000   Harrison County, WV (West Penn
                  Power Company)                         6.750     08/01/2024   08/01/2007 A             20,300
----------------------------------------------------------------------------------------------------------------
         25,000   Huntington, WV Sewer                   5.375     11/01/2023   11/01/2007 A             25,029
----------------------------------------------------------------------------------------------------------------
         40,000   Marshall University, WV                6.000     01/01/2008   07/01/2007 A             40,261
----------------------------------------------------------------------------------------------------------------
         20,000   Pleasants County, WV Pollution
                  Control (Monongahela Power
                  Company)                               5.500     04/01/2029   04/01/2009 A             20,577
----------------------------------------------------------------------------------------------------------------
         25,000   Pleasants County, WV Pollution
                  Control (Potomac Edison Company)       5.500     04/01/2029   04/01/2009 A             25,652
----------------------------------------------------------------------------------------------------------------
      2,000,000   Pleasants County, WV Pollution
                  Control (Potomac Edison Company)       6.150     05/01/2015   11/01/2007 A          2,056,140
----------------------------------------------------------------------------------------------------------------
         25,000   Pleasants County, WV Pollution
                  Control (West Penn Power
                  Company)                               5.500     04/01/2029   04/01/2009 A             25,722
----------------------------------------------------------------------------------------------------------------
        230,000   WV Commissioner of Highways,
                  Series A                               5.000     09/01/2012   09/01/2012              240,987
----------------------------------------------------------------------------------------------------------------
      1,845,000   WV Hsg. Devel. Fund                    5.250     11/01/2018   05/01/2010 A          1,877,786
----------------------------------------------------------------------------------------------------------------
         75,000   WV Hsg. Devel. Fund                    5.300     11/01/2023   05/01/2010 A             75,534
----------------------------------------------------------------------------------------------------------------


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
WEST VIRGINIA CONTINUED
$        50,000   WV Water Devel. Authority              5.625%    07/01/2030   07/01/2010 A   $         52,225
                                                                                               -----------------
                                                                                                     16,887,191
----------------------------------------------------------------------------------------------------------------
WISCONSIN--3.9%
      2,055,000   Badger, WI Tobacco Asset
                  Securitization Corp.                   6.000     06/01/2017   06/01/2012 A          2,209,824
----------------------------------------------------------------------------------------------------------------
     27,325,000   Badger, WI Tobacco Asset
                  Securitization Corp.                   6.125     06/01/2027   01/23/2010 B         28,827,055
----------------------------------------------------------------------------------------------------------------
     28,070,000   Badger, WI Tobacco Asset
                  Securitization Corp.                   6.375     06/01/2032   06/01/2012 A         30,388,863
----------------------------------------------------------------------------------------------------------------
        515,000   Badger, WI Tobacco Asset
                  Securitization Corp.                   7.000     06/01/2028   06/01/2012 A            574,019
----------------------------------------------------------------------------------------------------------------
         85,000   Janesville, WI Industrial Devel.
                  (Paramount Communications)             7.000     10/15/2017   10/15/2007 A             85,566
----------------------------------------------------------------------------------------------------------------
         50,000   Kenosha, WI Hsg. Authority
                  Multifamily Hsg. (Glaser Financial
                  Group)                                 6.000     11/20/2041   05/20/2009 A             51,227
----------------------------------------------------------------------------------------------------------------
        140,000   Madison, WI Industrial Devel.
                  (Madison Gas & Electric Company)       5.875     10/01/2034   04/01/2012 A            147,890
----------------------------------------------------------------------------------------------------------------
        100,000   Madison, WI Parking System             5.600     02/01/2012   08/01/2007 A            100,108
----------------------------------------------------------------------------------------------------------------
         30,000   Milwaukee, WI Redevel. Authority
                  (City Hall Square)                     6.300     08/01/2038   08/01/2007 A             30,638
----------------------------------------------------------------------------------------------------------------
         25,000   Oak Creek, WI Hsg. Authority
                  (Wood Creek)                           5.139 3   01/20/2010   01/20/2010               21,764
----------------------------------------------------------------------------------------------------------------
        100,000   River Falls, WI Electric Utility       5.600     10/01/2008   10/01/2007 A            100,133
----------------------------------------------------------------------------------------------------------------
        125,000   Superior, WI Water Supply Facilities
                  (Superior Water, Light & Power
                  Company)                               6.125     11/01/2021   11/01/2007 A            125,310
----------------------------------------------------------------------------------------------------------------
        200,000   Watertown, WI Industrial Devel.
                  (Wisconsin Furniture)                  4.600 6   10/01/2018   10/01/2008 D            200,068
----------------------------------------------------------------------------------------------------------------
         20,000   WI GO                                  5.000     05/01/2012   05/01/2009 A             20,248
----------------------------------------------------------------------------------------------------------------
         20,000   WI GO                                  5.300     11/01/2013   11/01/2007 A             20,022
----------------------------------------------------------------------------------------------------------------
        400,000   WI GO                                  5.300     05/01/2023   05/01/2008 A            401,776
----------------------------------------------------------------------------------------------------------------
         40,000   WI GO                                  5.500     11/01/2026   11/01/2008 A             40,434
----------------------------------------------------------------------------------------------------------------
      2,695,000   WI GO                                  5.750     11/01/2014   11/01/2007 A          2,698,989
----------------------------------------------------------------------------------------------------------------
         85,000   WI GO                                  6.000     05/01/2027   11/01/2007 A             85,102
----------------------------------------------------------------------------------------------------------------
         45,000   WI H&EFA (Agnesian Healthcare)         5.000     07/01/2027   07/01/2008 A             45,653
----------------------------------------------------------------------------------------------------------------
         25,000   WI H&EFA
                  (AHC/SLMC/HMH/AMCS Obligated Group)    5.750     08/15/2016   08/15/2007 A             25,499
----------------------------------------------------------------------------------------------------------------
      1,555,000   WI H&EFA
                  (AHC/SLMC/HMH/AMCS Obligated Group)    5.875     08/15/2026   08/15/2007 A          1,586,769
----------------------------------------------------------------------------------------------------------------
        300,000   WI H&EFA (Aurora Health Care)          5.250     08/15/2027   08/15/2007 A            306,087
----------------------------------------------------------------------------------------------------------------
         95,000   WI H&EFA
                  (FSCCHM/FCS/GSMCFSCH/SPH
                  Obligated Group) 8                     5.500     02/15/2028   02/15/2008 A             96,871
----------------------------------------------------------------------------------------------------------------
         85,000   WI H&EFA (Marshfield Clinic)           5.750     02/15/2027   08/15/2007 A             86,801
----------------------------------------------------------------------------------------------------------------
        110,000   WI H&EFA (Mercy Health System)         6.125     08/15/2017   08/15/2007 A            110,317
----------------------------------------------------------------------------------------------------------------


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

      PRINCIPAL                                                                    EFFECTIVE
         AMOUNT                                         COUPON      MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
----------------------------------------------------------------------------------------------------------------
$       500,000   WI H&EFA (Waukesha Memorial
                  Hospital)                              5.250%    08/15/2019   08/15/2008 A   $        505,750
----------------------------------------------------------------------------------------------------------------
        135,000   WI Hsg. & EDA                          5.750     03/01/2010   03/01/2010 A            135,817
----------------------------------------------------------------------------------------------------------------
      4,245,000   WI Hsg. & EDA                          5.800     09/01/2017   07/01/2007 A          4,272,380
----------------------------------------------------------------------------------------------------------------
         20,000   WI Hsg. & EDA, Series B                5.300     11/01/2018   01/01/2008 A             20,148
----------------------------------------------------------------------------------------------------------------
         10,000   WI Hsg. & EDA, Series B                5.600     03/01/2008   03/01/2008               10,075
                                                                                               -----------------
                                                                                                     73,331,203
----------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
        205,000   Jackson, WY National Rural
                  Utilities Cooperative
                  (Lower Valley Power & Light
                  Company)                               5.875     05/01/2026   11/01/2007 A            207,247
----------------------------------------------------------------------------------------------------------------
        100,000   Lincoln County, WY Pollution
                  Control (PacifiCorp)                   5.625     11/01/2021   11/01/2007 A            100,103
----------------------------------------------------------------------------------------------------------------
         55,000   WY Community Devel. Authority          5.300     12/01/2017   08/27/2010 A             55,623
                                                                                               -----------------
                                                                                                        362,973

Total Municipal Bonds and Notes (Cost $1,972,608,000)                                             2,029,435,305
----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------
         19,193   Delta Air Lines, Inc., Sr.
                  Unsec. Nts.,
                  (Cost $19,002)                         8.000     12/01/2015                            19,039
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,972,627,002)-108.7%                                          2,029,454,344
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(8.7)                                                        (161,763,825)
                                                                                               -----------------
NET ASSETS-100.0%                                                                              $  1,867,690,519
                                                                                               =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $20,446,361, which represents 1.09% of the Fund's net assets. See accompanying Notes.

5. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

9. Issue is in default. See accompanying Notes.


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

ACTS              Adult Communities Total Services
AHS               Adventist Health System
ADA               Atlanta Devel. Authority
AHC               Aurora Healthcare
AMCS              Aurora Medical Center of Sheboygan County
BHSSF             Baptist Health System of South Florida
BHM               Baptist Hospital of Miami
CC                Caritas Christi
CH                Carney Hospital
COP               Certificates of Participation
CV                Chippewa Valley
CAU               Clark Atlanta University
CDA               Communities Devel. Authority
CHHC              Community Health & Home Care
DCHSA             Daughters of Charity Health Services of Austin
DKH               Day Kimball Hospital
DRIVERS           Derivative Inverse Tax Exempt Receipts
EDA               Economic Devel. Authority
EDC               Economic Devel. Corp.
EDFA              Economic Devel. Finance Authority
EAFC              Emery Air Freight Corp.
EWA               Emery Worldwide Airlines
EF&CD             Environmental Facilities and Community Devel.
FA                Facilities Authority
FHA               Federal Housing Agency/Authority
FNMA              Federal National Mortgage Assoc.
FH                Foothill Hospital
FHS               Freeman Health System
GHC               Gaston Health Care
GHS               Gaston Health Services
GMH               Gaston Memorial Hospital
GO                General Obligation
GNMA              Government National Mortgage Assoc.
HMH               Hartford Memorial Hospital
HFC               Housing Finance Corp.
HFDC              Health Facilities Devel. Corp.
HSIR              Health Systems of Indian River
H&EFA             Health and Educational Facilities Authority
H&EFB             Health and Educational Facilities Board
HNE               Healthnet of New England
HEFA              Higher Education Facilities Authority
HE&HFA            Higher Education and Health Facilities Authority
HE&HF             Higher Educational and Housing Facilities
HFH               Holy Family Hospital
HHI               Homestead Hospital
HDA               Hospital Devel. Authority
H&HEFA            Hospitals and Higher Education Facilities Authority
HDC               Housing Devel. Corp.
HFA               Housing Finance Agency
HFC               Housing Finance Corp.
IRMH              Indian River Memorial Hospital
IDA               Industrial Devel. Agency
IDC               Industrial Devel. Corp.
IBMC              Integris Baptist Medical Center
IRH               Integris Rural Health


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ISOCHC            Integris South Oklahoma City Hospital Corp.
IHC               Intermountain Health Care
JHP               JH Properties
JHF               Jewish Hospital Foundation
JHHS              Jewish Hospital Healthcare Services
NSU               Northeastern State University
OCC               Oakview Care Center
RITES             Residual Interest Tax Exempt Security
Res Rec           Resource Recovery Facility
ROLs              Residual Option Longs
SAH               Saint Agnes Healthcare
SVH               Saint Vincent's Hospital
SMHS              South Miami Health System
SMH               South Miami Hospital
SEMCB             St. Elizabeth's Medical Center of Boston
SLMC              St. Luke's Medical Center
TASC              Tobacco Settlement Asset-Backed Bonds
V.I.              United States Virgin Islands
VRHS              Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $20,159,000 of securities issued on a when-issued basis or forward commitment.


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $111,136,964 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $222,359,784 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $131,405,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

      PRINCIPAL                                                                                  MATURITY     VALUE AS OF
         AMOUNT   INVERSE FLOATERS 1                                            COUPON RATES 2      DATES   JUNE 30, 2007
--------------------------------------------------------------------------------------------------------------------------
$     6,635,000   AK HFC DRIVERS                                                         12.80%    6/1/08   $   7,088,834
      4,000,000   Chicago, IL O'Hare International Airport (General Airport),
                  Series A                                                                7.38     1/1/23       4,638,080
     10,000,000   Dallas-Fort Worth, TX International Airport DRIVERS                     6.88    11/1/21      10,516,200
      3,875,000   Dallas-Fort Worth, TX International Airport DRIVERS                     7.67    11/1/08       4,175,313
      7,500,000   Dallas-Fort Worth, TX International Airport DRIVERS                     8.13     1/1/35       8,117,175
      2,500,000   Dallas-Fort Worth, TX International Airport DRIVERS                     9.67     5/1/10       2,899,500
      2,495,000   DE Hsg. Authority ROLs                                                 12.70     7/1/37       3,196,045
      1,500,000   Denver, CO City & County Airport RITES                                  8.02   11/15/15       1,677,450
      1,500,000   Denver, CO City & County Airport RITES                                  8.02   11/15/16       1,665,825
      1,000,000   Denver, CO City & County Airport RITES                                  8.02   11/15/18       1,106,050
      1,000,000   Denver, CO City & County Airport RITES                                  8.02   11/15/14       1,112,230
      3,750,000   Harris County, TX DRIVERS                                               8.79    8/15/09       4,324,500
      3,385,000   HI Airports System RITES                                                7.25     7/1/18       3,702,953
      7,000,000   HI Dept. of Budget & Finance RITES                                      7.39     7/1/20       7,680,400
      2,585,000   MA Educational Financing Authority                                      9.13     1/1/16       2,811,343
     10,000,000   MA Port Authority ROLs                                                  7.07     1/1/22      10,889,100
      5,000,000   NY Tobacco Settlement Financing Corp. DRIVERS                           6.91     6/1/17       5,500,250
      2,500,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family, Mtg.)              8.90    12/1/38       2,780,050
      6,465,000   Wayne County, MI Airport Authority ROLs                                 6.46    12/1/26       7,073,486
                                                                                                            --------------
                                                                                                            $  90,954,784
                                                                                                            ==============


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio see pages 59-60 of the Statement of investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $5,826,529, representing 0.31% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $   1,972,785,020
                                 ==================

Gross unrealized appreciation    $      63,403,209
Gross unrealized depreciation           (6,733,885)
                                 ------------------
Net unrealized appreciation      $      56,669,324
                                 ==================


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: August 8, 2007